UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Byron D. Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: April 30, 2022

Item 1.	Report to Shareholders.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 27
Liquidity Risk Management Program ................. 30
INVESTMENT OBJECTIVE
Janus Henderson Small/Mid Cap Growth Alpha ETF (JSMD)
seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus
Henderson Small/Mid Cap Growth Alpha Index.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
VMware, Inc.
Software 3.0%
QIAGEN NV
Life Sciences Tools & Services 3.0%
Ubiquiti, Inc.
Communications Equipment 2.7%
Chemed Corp.
Health Care Providers & Services 2.3%
Steel Dynamics, Inc.
Metals & Mining 2.2%
13.2%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 32.8%
Technology 20.6%
Industrial 12.4%
Consumer, Cyclical 12.1%
Financial 7.9%
Communications 7.3%
Basic Materials 6.2%
Investments Purchased with Cash Collateral from Securities
Lending 1.4%
Utilities 0.6%
Energy 0.1%
Investment Companies 0.0%
101.4%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV -18.57% -19.13% 11.02% 14.20% 0.30%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price -18.55% -19.02% 10.98% 14.21% –
Janus Henderson Small/Mid Cap Growth Alpha Index -18.46% -18.93% 11.41% 14.64% –
Russell 2500TM Growth Index -25.96% -23.08% 10.12% 13.34% –
* The Fund commenced operations on February 23, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $814.30 $1.35 $1,000.00 $1,023.31 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc.* 9,458 $ 378,131
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc.* 3,305 227,847
Auto Components - 0.6%
Fox Factory Holding Corp.* 4,165 341,030
LCI Industries 2,500 243,300
Patrick Industries, Inc. 2,338 145,541
XPEL, Inc.* 2,730 118,127
847,998
Automobiles - 0.4%
Thor Industries, Inc. 5,500 421,025
Winnebago Industries, Inc. 3,297 175,334
596,359
Banks - 1.8%
Ameris Bancorp 3,404 141,947
Bancorp, Inc. (The)* 2,805 63,645
Bank First Corp.
#
371 26,230
Business First Bancshares, Inc. 997 22,094
Coastal Financial Corp.* 623 25,568
Farmers National Banc Corp. 1,384 21,203
First Citizens BancShares, Inc. - Class A 775 495,519
First Foundation, Inc. 2,758 61,283
First Horizon Corp. 26,105 584,230
Guaranty Bancshares, Inc. 590 20,296
Independent Bank Corp. 1,034 20,411
Live Oak Bancshares, Inc. 2,137 90,459
Meta Financial Group, Inc. 1,458 63,642
Metropolitan Bank Holding Corp.* 520 46,306
National Bank Holdings Corp. - Class A 1,464 53,451
QCR Holdings, Inc. 763 41,423
Seacoast Banking Corp. of Florida 2,860 92,950
ServisFirst Bancshares, Inc. 2,652 213,009
Silvergate Capital Corp. - Class A* 1,486 173,803
SmartFinancial, Inc. 822 20,155
Triumph Bancorp, Inc.* 1,230 85,411
Western Alliance Bancorp 5,230 398,055
2,761,090
Beverages - 1.2%
Celsius Holdings, Inc.* 10,616 552,032
Coca-Cola Consolidated, Inc. 1,011 446,357
MGP Ingredients, Inc. 3,113 284,310
National Beverage Corp. 13,227 583,046
1,865,745
Biotechnology - 4.6%
Catalyst Pharmaceuticals, Inc.* 46,977 357,965
Emergent BioSolutions, Inc.* 23,007 744,967
Exelixis, Inc.* 145,533 3,251,207
Halozyme Therapeutics, Inc.* 62,734 2,503,086
6,857,225
Building Products - 2.7%
Advanced Drainage Systems, Inc. 8,444 865,172
Builders FirstSource, Inc.* 20,760 1,278,193
Simpson Manufacturing Co., Inc. 5,101 528,821

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Trex Co., Inc.* 13,517 $ 786,554
UFP Industries, Inc. 7,269 562,403
4,021,143
Capital Markets - 3.0%
B Riley Financial, Inc. 1,356 61,237
Bridge Investment Group Holdings, Inc. - Class A 1,229 23,081
Carlyle Group, Inc. (The) 17,419 632,136
Cboe Global Markets, Inc. 5,211 588,739
Evercore, Inc. - Class A 1,877 198,493
Focus Financial Partners, Inc. - Class A* 3,193 125,964
GCM Grosvenor, Inc. - Class A 2,150 17,737
Hamilton Lane, Inc. - Class A 1,818 124,678
Houlihan Lokey, Inc. 2,476 206,226
Interactive Brokers Group, Inc. - Class A 4,802 286,007
LPL Financial Holdings, Inc. 3,909 734,384
Moelis & Co. - Class A 3,053 135,126
Morningstar, Inc. 2,100 531,783
Open Lending Corp. - Class A* 6,169 84,145
Piper Sandler Cos. 875 100,607
PJT Partners, Inc. - Class A 1,168 77,076
StepStone Group, Inc. - Class A 2,971 76,117
Stifel Financial Corp. 5,202 321,744
Victory Capital Holdings, Inc. - Class A 3,329 89,850
Virtu Financial, Inc. - Class A 5,317 153,555
4,568,685
Chemicals - 2.9%
FMC Corp. 24,852 3,293,884
Scotts Miracle-Gro Co. (The) 10,898 1,132,629
4,426,513
Commercial Services & Supplies - 1.7%
IAA, Inc.* 15,834 580,316
Rollins, Inc. 57,782 1,938,008
2,518,324
Communications Equipment - 5.0%
Cambium Networks Corp.* 6,146 93,849
Ciena Corp.* 35,176 1,940,660
Clearfield, Inc.* 3,162 184,123
Lumentum Holdings, Inc.* 16,598 1,347,924
Ubiquiti, Inc. 14,147 3,992,991
7,559,547
Construction & Engineering - 1.1%
Comfort Systems USA, Inc. 4,222 356,421
IES Holdings, Inc.* 2,440 71,492
MYR Group, Inc.* 1,990 157,389
Primoris Services Corp. 6,319 146,475
WillScot Mobile Mini Holdings Corp.* 26,203 919,725
1,651,502
Construction Materials - 0.6%
Eagle Materials, Inc. 7,745 955,113
Consumer Finance - 0.3%
Atlanticus Holdings Corp.* 738 31,764
Credit Acceptance Corp.* 711 364,387
396,151

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - 0.9%
Frontdoor, Inc.* 8,374 $ 258,840
Service Corp. International 15,970 1,047,792
1,306,632
Diversified Financial Services - 0.0%
Alerus Financial Corp. 841 21,488
Electric Utilities - 0.3%
Avangrid, Inc.
#
9,000 399,150
Otter Tail Corp. 968 56,105
455,255
Electrical Equipment - 0.8%
Array Technologies, Inc.* 15,855 103,533
Atkore, Inc.* 5,266 506,062
Encore Wire Corp. 2,375 267,924
Fluence Energy, Inc.
#
,* 6,357 58,294
Vicor Corp.* 3,758 227,434
1,163,247
Electronic Equipment, Instruments & Components - 2.3%
II-VI, Inc.
#
,* 24,446 1,496,340
Insight Enterprises, Inc.* 8,022 797,146
Napco Security Technologies, Inc.* 8,444 147,770
Vontier Corp. 37,059 949,451
3,390,707
Entertainment - 0.2%
Akazoo SA*
,¢
851 –
Sciplay Corp. - Class A* 3,198 42,725
World Wrestling Entertainment, Inc. - Class A 5,704 333,057
375,782
Equity Real Estate Investment Trusts (REITs) - 0.7%
CareTrust REIT, Inc. 2,394 38,807
Essential Properties Realty Trust, Inc. 3,099 74,376
Innovative Industrial Properties, Inc. 632 91,381
National Storage Affiliates Trust 2,255 127,633
PotlatchDeltic Corp. 1,704 94,385
Rexford Industrial Realty, Inc. 3,960 309,038
STAG Industrial, Inc. 4,390 163,835
Terreno Realty Corp. 1,862 135,460
1,034,915
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.* 19,272 1,240,154
Grocery Outlet Holding Corp.* 13,609 458,215
Ingles Markets, Inc. - Class A 2,026 188,661
Sprouts Farmers Market, Inc.* 15,719 468,426
2,355,456
Food Products - 1.2%
Darling Ingredients, Inc.* 22,934 1,683,126
Tattooed Chef, Inc.* 11,619 92,836
Vital Farms, Inc.* 5,712 65,688
1,841,650
Gas Utilities - 0.1%
UGI Corp. 4,885 167,555
Health Care Equipment & Supplies - 2.7%
Figs, Inc. - Class A* 69,093 1,081,996
LeMaitre Vascular, Inc. 9,948 429,853

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Meridian Bioscience, Inc.* 19,836 $ 507,603
Quidel Corp.* 19,033 1,915,101
Semler Scientific, Inc.* 3,078 141,557
4,076,110
Health Care Providers & Services - 8.1%
Addus HomeCare Corp.* 7,267 612,463
Amedisys, Inc.* 14,818 1,891,518
AMN Healthcare Services, Inc.* 21,248 2,076,992
Chemed Corp. 7,013 3,446,118
Fulgent Genetics, Inc.* 13,590 745,819
Joint Corp. (The)* 6,566 200,394
National Research Corp. 11,554 396,302
Pennant Group, Inc. (The)* 12,973 212,627
Privia Health Group, Inc.
#
,* 48,517 1,066,889
Progyny, Inc.* 41,197 1,584,025
12,233,147
Health Care Technology - 1.3%
Doximity, Inc. - Class A* 47,972 1,912,644
Hotels, Restaurants & Leisure - 0.2%
Wingstop, Inc. 2,951 270,784
Household Durables - 4.1%
Cavco Industries, Inc.* 905 213,806
Century Communities, Inc. 3,339 176,032
Green Brick Partners, Inc.* 5,019 98,874
Helen of Troy Ltd.* 2,386 511,821
Installed Building Products, Inc. 3,290 264,746
KB Home 8,723 282,887
LGI Homes, Inc.* 2,365 221,624
M/I Homes, Inc.* 2,814 124,604
MDC Holdings, Inc. 6,988 257,927
Meritage Homes Corp.* 3,652 301,473
PulteGroup, Inc. 25,036 1,045,503
Skyline Champion Corp.* 5,618 286,743
Sonos, Inc.* 12,619 287,965
Taylor Morrison Home Corp.* 11,994 314,123
Tempur Sealy International, Inc. 17,907 485,459
Toll Brothers, Inc. 11,822 548,186
TopBuild Corp.* 3,256 589,792
Tri Pointe Homes, Inc.* 10,595 218,999
6,230,564
Insurance - 1.8%
American Equity Investment Life Holding Co. 4,522 170,570
Brown & Brown, Inc. 13,796 855,076
Fidelity National Financial, Inc. 13,864 552,065
First American Financial Corp. 5,345 311,667
Kinsale Capital Group, Inc. 1,115 247,184
Mercury General Corp. 2,739 138,128
Palomar Holdings, Inc.* 1,242 67,627
Primerica, Inc. 1,930 250,051
Selectquote, Inc.* 8,017 16,515
Stewart Information Services Corp. 1,314 67,802
2,676,685

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - 0.5%
Cargurus, Inc.* 13,254 $ 433,141
ZipRecruiter, Inc. - Class A* 11,262 253,507
686,648
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc. - Class A* 3,647 37,199
Poshmark, Inc. - Class A* 4,668 51,535
Revolve Group, Inc.* 3,982 168,279
Shutterstock, Inc. 3,595 272,214
529,227
IT Services - 1.0%
Maximus, Inc. 14,235 1,037,447
Squarespace, Inc. - Class A
#
,* 20,803 415,436
1,452,883
Leisure Products - 0.8%
American Outdoor Brands, Inc.* 1,402 17,665
Brunswick Corp. 7,570 572,368
Johnson Outdoors, Inc. - Class A 884 67,608
Malibu Boats, Inc. - Class A* 2,066 103,899
MasterCraft Boat Holdings, Inc.* 1,829 44,024
YETI Holdings, Inc.* 8,674 423,899
1,229,463
Life Sciences Tools & Services - 6.0%
Cytek Biosciences, Inc.
#
,* 60,933 575,817
Maravai LifeSciences Holdings, Inc. - Class A* 59,890 1,840,419
Medpace Holdings, Inc.* 16,049 2,143,665
QIAGEN NV* 99,643 4,520,803
9,080,704
Machinery - 1.0%
Agrify Corp.
#
,* 2,912 8,416
Mueller Industries, Inc. 6,729 364,375
Shyft Group, Inc. (The) 4,110 104,682
Toro Co. (The) 12,319 987,121
1,464,594
Marine - 0.3%
Matson, Inc. 4,935 424,509
Media - 1.3%
Cable One, Inc. 787 917,800
Nexstar Media Group, Inc. - Class A 5,330 844,379
PubMatic, Inc. - Class A* 3,590 81,026
Thryv Holdings, Inc.* 4,428 114,375
1,957,580
Metals & Mining - 4.0%
Cleveland-Cliffs, Inc.* 103,012 2,625,776
Steel Dynamics, Inc. 38,909 3,336,447
5,962,223
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,172 166,838
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc.* 6,241 299,880
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. 16,832 1,086,001
Personal Products - 0.3%
BellRing Brands, Inc.* 5,511 118,101

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Products - (continued)
Medifast, Inc. 1,636 $ 291,797
409,898
Pharmaceuticals - 1.5%
Corcept Therapeutics, Inc.* 48,273 1,038,352
Innoviva, Inc.* 31,659 540,103
Supernus Pharmaceuticals, Inc.* 24,227 675,933
2,254,388
Professional Services - 3.1%
Booz Allen Hamilton Holding Corp. 15,647 1,277,265
CACI International, Inc. - Class A* 2,738 726,391
Exponent, Inc. 6,119 586,261
FTI Consulting, Inc.* 4,033 636,045
Insperity, Inc. 4,501 477,331
Legalzoom.com, Inc.
#
,* 23,138 332,030
TriNet Group, Inc.* 7,738 686,361
4,721,684
Real Estate Management & Development - 0.1%
eXp World Holdings, Inc.
#
3,670 49,141
Newmark Group, Inc. - Class A 4,718 57,324
106,465
Road & Rail - 1.7%
ArcBest Corp. 2,887 208,326
Knight-Swift Transportation Holdings, Inc. 19,515 934,573
Landstar System, Inc. 4,379 678,307
Marten Transport Ltd. 9,751 169,473
Saia, Inc.* 3,099 638,270
2,628,949
Semiconductors & Semiconductor Equipment - 5.6%
ACM Research, Inc. - Class A* 12,284 185,611
Alpha & Omega Semiconductor Ltd.* 6,139 263,363
Amkor Technology, Inc. 56,236 1,057,799
Axcelis Technologies, Inc.* 7,641 416,052
Diodes, Inc.* 10,350 755,860
FormFactor, Inc.* 18,008 686,285
MKS Instruments, Inc. 12,750 1,453,245
Onto Innovation, Inc.* 11,347 807,226
Power Integrations, Inc. 13,600 1,088,000
Ultra Clean Holdings, Inc.* 10,322 321,737
Universal Display Corp. 11,149 1,424,062
8,459,240
Software - 13.1%
Alarm.com Holdings, Inc.* 11,508 702,909
Appfolio, Inc. - Class A* 4,417 458,750
Aspen Technology, Inc.* 15,325 2,429,626
Bentley Systems, Inc. - Class B 62,243 2,638,481
DoubleVerify Holdings, Inc.* 36,470 793,222
Enfusion, Inc. - Class A
#
,* 15,077 192,533
EngageSmart, Inc.* 37,211 776,966
Fair Isaac Corp.* 6,041 2,256,374
ON24, Inc.* 10,935 138,546
Paylocity Holding Corp.* 12,669 2,402,422
Qualys, Inc.* 8,972 1,222,704
SPS Commerce, Inc.* 8,277 990,178

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
VMware, Inc. - Class A 42,203 $ 4,559,612
WM Technology, Inc.
#
,* 16,184 93,867
19,656,190
Specialty Retail - 2.8%
America's Car-Mart, Inc.* 637 51,501
Asbury Automotive Group, Inc.* 2,287 420,145
Boot Barn Holdings, Inc.* 2,934 264,236
Floor & Decor Holdings, Inc. - Class A* 10,442 832,436
Group 1 Automotive, Inc. 1,684 293,252
Leslie's, Inc.* 18,050 353,780
Lithia Motors, Inc. 2,916 825,607
MarineMax, Inc.* 2,167 88,674
OneWater Marine, Inc. - Class A 1,370 44,785
Sleep Number Corp.* 2,243 90,976
Sportsman's Warehouse Holdings, Inc.* 4,339 41,698
Williams-Sonoma, Inc. 7,214 941,283
4,248,373
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming, Inc.
#
,* 21,689 328,154
Turtle Beach Corp.* 3,689 61,385
389,539
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc.* 6,051 401,968
Superior Group of Cos., Inc. 1,578 25,090
427,058
Thrifts & Mortgage Finance - 0.5%
Bridgewater Bancshares, Inc.* 1,379 22,092
Essent Group Ltd. 5,318 215,539
Hingham Institution For Savings The 104 33,599
Merchants Bancorp 2,110 49,627
NMI Holdings, Inc. - Class A* 4,196 77,122
PennyMac Financial Services, Inc. 2,779 134,948
Southern Missouri Bancorp, Inc. 435 18,357
Walker & Dunlop, Inc. 1,608 192,574
743,858
Trading Companies & Distributors - 1.6%
BlueLinx Holdings, Inc.* 1,142 76,137
Boise Cascade Co. 4,618 349,029
SiteOne Landscape Supply, Inc.* 5,265 742,523
Watsco, Inc. 4,554 1,214,916
2,382,605
Water Utilities - 0.2%
Essential Utilities, Inc. 5,884 263,368
Pure Cycle Corp.* 557 5,820
269,188
Total Common Stocks (cost $163,332,769) 150,181,979
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.2962%
∞
(cost $19,860) 19,864 19,860
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
£,∞
1,688,432 1,688,432

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.3%
Royal Bank of Canada, 0.3100%, 5/2/22 $ 422,108 $ 422,108
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,110,540) 2,110,540
Total Investments (total cost $165,463,169 ) - 101.4% 152,312,379
Liabilities, net of Cash, Receivables and Other Assets - (1.4%) (2,144,053)
Net Assets - 100.0% $150,168,326
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 147,791,576 97.0%
Netherlands 4,520,803 3.0
United Kingdom 0 0.0
Total $ 152,312,379 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/22
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
$ 13,671
Δ
$ – $ – $ 1,688,432
Market Value
at 10/31/21 Purchases Sales
Market Value
at 4/30/22
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
$ 4,908,724 $ 30,642,397 $ (33,862,689) $ 1,688,432

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
12 April 30, 2022
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2022 is
$0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at April 30, 2022.
∞ Rate shown is the 7-day yield as of April 30, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 375,782 $ — $ 0
All Other 149,806,197 — —
Investment Companies 19,860 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,110,540 —
Total Assets $ 150,201,839 $ 2,110,540 $ 0
(a) There is a security in this category that has a market value of zero.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $163,774,737)
(1)
$ 150,623,947
Affiliated investments, at value (cost $1,688,432) 1,688,432
Receivables:
Dividends 9,080
Affiliated securities lending income, net 1,058
Total Assets 152,322,517
Liabilities:
Collateral on securities loaned (Note 2) 2,110,540
Payables: —
Due to custodian 4,399
Management fees 39,252
Total Liabilities 2,154,191
Net Assets $ 150,168,326
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 175,064,964
Total distributable earnings (loss) (24,896,638)
Total Net Assets $ 150,168,326
Net Assets $ 150,168,326
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,727,000
Net Asset Value Per Share $ 55 .07
(1) Includes $2,060,697 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
14 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 565,577
Affiliated securities lending income, net     13,671
Unaffiliated securities lending income, net 437
Total Investment Income 579,685
Expenses:
Management Fees 273,598
Total Expenses 273,598
Net Investment Income/(Loss) 306,087
Net Realized Gain/(Loss) on Investments:
Investments $ (4,724,279)
Total Net Realized Gain/(Loss) on Investments $ (4,724,279)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (32,392,976)
Total Change in Unrealized Net Appreciation/Depreciation $ (32,392,976)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (36,811,168)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 306,087 $ 568,875
Net realized gain/(loss) on investments (4,724,279) 35,863,757
Change in unrealized net appreciation/depreciation (32,392,976) 347,482
Net Increase/(Decrease) in Net Assets Resulting from Operations (36,811,168) 36,780,114
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (284,315) (558,730)
Net Decrease from Dividends and Distributions to Shareholders (284,315) (558,730)
Capital Share Transactions (14,371,526) 50,145,768
Net Increase/(Decrease) in Net Assets (51,467,009) 86,367,152
Net Assets: — —
Beginning of Period   201,635,335 115,268,183
End of Period $ 150,168,326 $ 201,635,335

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
16 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2022 (unaudited) and each year or period ended
October 31 2022 2021 2020 2019 2018 2017
Net Asset Value, Beginning of Period $67.73 $52.35 $44.11 $40.81 $36.77 $28.82
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.10 0.21 0.11 0.19 0.15 0.10
Net realized and unrealized gain/(loss) (12.67) 15.38 8.26 3.30 4.03 7.99
Total from Investment Operations (12.57) 15.59 8.37 3.49 4.18 8.09
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.09) (0.21) (0.13) (0.19) (0.14) (0.14)
Total Dividends and Distributions (0.09) (0.21) (0.13) (0.19) (0.14) (0.14)
Net Asset Value, End of Period $55.07 $67.73 $52.35 $44.11 $40.81 $36.77
Total Return
*
(18.57)% 29.81% 19.01% 8.60% 11.37% 28.14%
Net assets, End of Period (in thousands) $150,168 $201,635 $115,268 $97,121 $51,099 $22,138
Average Net Assets for the Period (in thousands) $183,436 $174,649 $105,905 $71,903 $36,173 $16,594
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.32% 0.35% 0.50% 0.50%
Ratio of Net Investment Income/(Loss) 0.34% 0.33% 0.23% 0.43% 0.37% 0.31%
Portfolio Turnover Rate
(2)
46% 102% 83% 80% 79% 76%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund
is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital
Management LLC) is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,060,697 $ — $ (2,060,697) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,060,697 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2022 is $2,110,540, resulting in the net amount due to the counterparty of $49,843.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2022, the Adviser owned 2,000 shares or 0.07% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $2,122,884 in purchases and  $1,974,171, resulting in a net realized loss of $216,188. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(6,878,236) $ — $(6,878,236)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2022
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2022, the Fund had net realized gain of $7,105,893 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$165,463,169 $10,014,978 $(23,165,768) $(13,150,790)
Period Ended April 30, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 325,000 $ 22,055,195 2,000,000 $ 129,840,539
Shares repurchased (575,000) (36,426,721) (1,225,000) (79,694,771)
Net Increase/(Decrease) (250,000) $ (14,371,526) 775,000 $ 50,145,768
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$83,897,205 $83,814,060 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$22,023,485 $36,382,336 $ — $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
26 April 30, 2022
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”),
on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF
(“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities
ETF (“JMBS”) and Janus Henderson AAA CLO ETF (“JAAA” and, together with VNLA, JSML, JSMD and JMBS, the
“Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent
Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent
Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management
Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefore; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The
Trustees also considered information received and reviewed in connection with meetings held on March 14, 2022 and on April 6, 2022 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefore, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2022
baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that contractual management fee for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd, 3rd, 2nd, 1
st
, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd,
4th, 2nd, 1st, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further considered that the Adviser had voluntarily agreed to cap the expenses of VNLA and JMBS to the extent that the Funds’
total expense ratio exceeded 0.23% and 0.28%, respectively, for at least the period February 28, 2022 through February
28, 2023. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2022 until February 28, 2023.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs and mutual funds (as applicable) in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, three-year period, four-year period and/or five-year period, as applicable. The Board noted that for the one-, two-, three-, four- and five-year periods ended December 31, 2021, respectively, JSMD was reported to be in the 4th, 4th, 4th,
3rd and 3rd quintiles; JSML was reported to be in the 5th, 4th, 4th, 3rd and 3rd quintiles; and VNLA was reported to be in the 3rd, 4th, 4th, 3rd and 3rd quintiles. JMBS was reported to be in the 2nd, 1st and 1st quintile for the one-, two- and three-year periods, respectively. JAAA was reported to be in the 5th quintile for its first one-year period. The Board also reviewed supplemental performance information prepared by the Adviser for each Fund for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021 (each period as applicable). The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
30 April 30, 2022
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes
Janus Detroit Street Trust 31

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes
32 April 30, 2022

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes
Janus Detroit Street Trust 33

125-24-93062 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 26
Liquidity Risk Management Program ................. 29
INVESTMENT OBJECTIVE
Janus Henderson Small Cap Growth Alpha ETF (JSML) seeks
investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus
Henderson Small Cap Growth Alpha Index.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Westlake Corp.
Chemicals 3.9%
Ubiquiti, Inc.
Communications Equipment 3.8%
Thoughtworks Holding, Inc.
IT Services 2.4%
AMN Healthcare Services, Inc.
Health Care Providers & Services 2.2%
Qualys , Inc.
Software 2.2%
14.5%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 26.4%
Technology 24.8%
Industrial 14.4%
Communications 10.4%
Financial 8.3%
Consumer, Cyclical 8.3%
Basic Materials 7.0%
Investments Purchased with Cash Collateral from Securities
Lending 2.5%
Energy 0.4%
Investment Companies 0.0%
102.5%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Small Cap Growth Alpha ETF - NAV -23.87% -24.97% 10.30% 12.85% 0.30%
Janus Henderson Small Cap Growth Alpha ETF - Market Price -23.94% -25.00% 10.26% 12.84% –
Janus Henderson Small Cap Growth Alpha Index -23.76% -24.81% 10.60% 13.20% –
Russell 2000® Growth Index -26.77% -26.44% 7.08% 11.33% –
* The Fund commenced operations on February 23, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $761.30 $1.31 $1,000.00 $1,023.31 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc.* 22,336 $ 892,993
Air Freight & Logistics - 1.3%
Air Transport Services Group, Inc.* 20,576 644,029
Atlas Air Worldwide Holdings, Inc.* 7,807 538,215
Radiant Logistics, Inc.* 13,711 79,112
1,261,356
Auto Components - 0.6%
LCI Industries 3,127 304,320
Patrick Industries, Inc. 2,926 182,143
XPEL, Inc.* 3,416 147,810
634,273
Automobiles - 0.2%
Winnebago Industries, Inc. 4,125 219,368
Banks - 2.5%
Ameris Bancorp 4,673 194,864
Bank First Corp. 512 36,198
Business First Bancshares, Inc. 1,368 30,315
Capstar Financial Holdings, Inc. 1,487 29,963
CNB Financial Corp. 1,131 28,105
Coastal Financial Corp.* 856 35,130
ConnectOne Bancorp, Inc. 2,655 73,968
Customers Bancorp, Inc.* 2,208 92,891
Farmers National Banc Corp. 1,900 29,108
FB Financial Corp. 3,191 122,949
First Foundation, Inc. 3,786 84,125
Guaranty Bancshares, Inc. 816 28,070
HarborOne Bancorp, Inc. 3,515 47,066
Hilltop Holdings, Inc. 5,299 135,072
Live Oak Bancshares, Inc. 2,933 124,154
Meta Financial Group, Inc. 2,003 87,431
Metropolitan Bank Holding Corp.* 714 63,582
MVB Financial Corp. 811 32,489
Origin Bancorp, Inc. 1,593 60,024
Pacific Premier Bancorp, Inc. 6,334 198,634
Premier Financial Corp. 2,437 64,678
Sandy Spring Bancorp, Inc. 3,028 118,910
ServisFirst Bancshares, Inc. 3,642 292,526
Silvergate Capital Corp. - Class A* 2,040 238,598
Southern First Bancshares, Inc.* 531 24,267
Triumph Bancorp, Inc.* 1,689 117,284
Univest Financial Corp. 1,981 49,921
2,440,322
Beverages - 1.1%
Celsius Holdings, Inc.* 6,314 328,328
Coca-Cola Consolidated, Inc. 602 265,783
MGP Ingredients, Inc. 1,851 169,052
National Beverage Corp. 7,867 346,777
1,109,940
Biotechnology - 2.9%
Catalyst Pharmaceuticals, Inc.* 50,820 387,248
Denali Therapeutics, Inc.* 60,189 1,432,498
Emergent BioSolutions , Inc.* 24,889 805,906

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - (continued)
Vanda Pharmaceuticals, Inc.* 27,457 $ 272,374
2,898,026
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc. - Class A 4,463 143,441
B Riley Financial, Inc. 1,861 84,043
Bridge Investment Group Holdings, Inc. - Class A 1,688 31,701
Cohen & Steers, Inc. 3,266 253,735
Hamilton Lane, Inc. - Class A 2,495 171,107
Moelis & Co. - Class A 4,191 185,494
Open Lending Corp. - Class A* 8,468 115,503
Piper Sandler Cos. 1,201 138,091
PJT Partners, Inc. - Class A 1,603 105,782
StepStone Group, Inc. - Class A 4,079 104,504
Victory Capital Holdings, Inc. - Class A 4,570 123,344
1,456,745
Chemicals - 5.9%
AdvanSix , Inc. 26,082 1,161,692
Origin Materials, Inc.
#
,* 126,792 822,880
Westlake Corp. 30,614 3,874,202
5,858,774
Communications Equipment - 4.3%
Cambium Networks Corp.* 11,158 170,383
Clearfield, Inc.* 5,739 334,182
Ubiquiti, Inc. 13,301 3,754,207
4,258,772
Construction & Engineering - 1.4%
Comfort Systems USA, Inc. 9,971 841,752
IES Holdings, Inc.* 5,764 168,885
MYR Group, Inc.* 4,702 371,881
1,382,518
Consumer Finance - 0.0%
Atlanticus Holdings Corp.* 1,012 43,556
Diversified Consumer Services - 0.3%
Frontdoor , Inc.* 10,476 323,813
Diversified Financial Services - 0.0%
Alerus Financial Corp. 1,161 29,664
Electrical Equipment - 2.8%
Array Technologies, Inc.* 37,445 244,516
Atkore , Inc.* 12,439 1,195,388
Encore Wire Corp. 5,609 632,751
Fluence Energy, Inc.
#
,* 15,015 137,688
Vicor Corp.* 8,877 537,236
2,747,579
Electronic Equipment, Instruments & Components - 2.9%
Badger Meter, Inc. 12,205 984,821
Insight Enterprises, Inc.* 14,561 1,446,927
Kimball Electronics, Inc.* 10,477 186,910
Napco Security Technologies, Inc.* 15,327 268,222
2,886,880
Entertainment - 0.8%
Akazoo SA*
,¢
2,421 –
Sciplay Corp. - Class A* 7,014 93,707

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Entertainment - (continued)
World Wrestling Entertainment, Inc. - Class A 12,512 $ 730,576
824,283
Equity Real Estate Investment Trusts (REITs) - 1.0%
Essential Properties Realty Trust, Inc. 19,133 459,192
PotlatchDeltic Corp. 10,523 582,869
1,042,061
Food & Staples Retailing - 0.7%
Grocery Outlet Holding Corp.* 8,095 272,559
Ingles Markets, Inc. - Class A 1,205 112,209
Sprouts Farmers Market, Inc.* 9,350 278,630
663,398
Food Products - 0.1%
Tattooed Chef, Inc.* 6,911 55,219
Vital Farms, Inc.* 3,398 39,077
94,296
Health Care Equipment & Supplies - 2.4%
Figs, Inc. - Class A* 74,745 1,170,506
LeMaitre Vascular, Inc. 10,762 465,026
Meridian Bioscience, Inc.* 21,459 549,136
Semler Scientific, Inc.* 3,330 153,147
2,337,815
Health Care Providers & Services - 10.9%
AdaptHealth Corp.* 65,161 824,938
Addus HomeCare Corp.* 7,861 662,525
AMN Healthcare Services, Inc.* 22,986 2,246,881
Cross Country Healthcare, Inc.* 18,729 350,981
Ensign Group, Inc. (The) 27,149 2,180,879
Fulgent Genetics, Inc.* 14,702 806,846
Joint Corp. (The)* 7,103 216,784
National Research Corp. 12,499 428,716
Pennant Group, Inc. (The)* 14,034 230,017
Privia Health Group, Inc.
#
,* 52,487 1,154,189
Progyny , Inc.* 44,568 1,713,640
10,816,396
Health Care Technology - 2.1%
Doximity , Inc. - Class A* 51,897 2,069,133
Household Durables - 3.5%
Cavco Industries, Inc.* 1,133 267,671
Century Communities, Inc. 4,177 220,211
Green Brick Partners, Inc.* 6,279 123,696
Installed Building Products, Inc. 4,116 331,215
KB Home 10,914 353,941
LGI Homes, Inc.* 2,958 277,194
M/I Homes, Inc.* 3,520 155,866
MDC Holdings, Inc. 8,742 322,667
Meritage Homes Corp.* 4,570 377,254
Skyline Champion Corp.* 7,030 358,811
Taylor Morrison Home Corp.* 15,005 392,981
Tri Pointe Homes, Inc.* 13,256 274,002
3,455,509
Insurance - 1.0%
American Equity Investment Life Holding Co. 6,208 234,166
Kinsale Capital Group, Inc. 1,531 339,407

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Mercury General Corp. 3,760 $ 189,617
Palomar Holdings, Inc.* 1,706 92,892
Selectquote , Inc.* 11,006 22,672
Stewart Information Services Corp. 1,804 93,086
971,840
Interactive Media & Services - 1.5%
Cargurus , Inc.* 29,070 950,008
ZipRecruiter, Inc. - Class A* 24,699 555,974
1,505,982
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc. - Class A* 4,563 46,543
Poshmark , Inc. - Class A* 5,840 64,474
Revolve Group, Inc.* 4,982 210,539
Shutterstock , Inc. 4,498 340,588
662,144
IT Services - 6.0%
Perficient , Inc.* 14,426 1,434,089
Squarespace, Inc. - Class A
#
,* 37,760 754,067
Thoughtworks Holding, Inc.* 127,321 2,356,712
TTEC Holdings, Inc. 19,608 1,447,266
5,992,134
Leisure Products - 0.3%
Johnson Outdoors, Inc. - Class A 1,107 84,663
Malibu Boats, Inc. - Class A* 2,585 130,000
MasterCraft Boat Holdings, Inc.* 2,288 55,072
269,735
Life Sciences Tools & Services - 2.6%
Cytek Biosciences, Inc.
#
,* 65,917 622,916
Maravai LifeSciences Holdings, Inc. - Class A* 64,788 1,990,935
2,613,851
Machinery - 2.0%
Agrify Corp.
#
,* 6,876 19,871
Kadant , Inc. 3,218 595,330
Mueller Industries, Inc. 15,959 864,180
Omega Flex, Inc. 2,799 310,689
Shyft Group, Inc. (The) 9,706 247,212
2,037,282
Marine - 1.0%
Matson, Inc. 11,656 1,002,649
Media - 0.4%
PubMatic, Inc. - Class A* 7,875 177,739
Thryv Holdings, Inc.* 9,710 250,809
428,548
Metals & Mining - 2.5%
Ryerson Holding Corp. 35,584 1,309,847
Schnitzer Steel Industries, Inc. - Class A 25,602 1,168,219
2,478,066
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 5,726 228,983
Personal Products - 0.2%
BellRing Brands, Inc.* 3,278 70,248
Medifast , Inc. 982 175,149
245,397

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Pharmaceuticals - 2.5%
Corcept Therapeutics, Inc.* 52,222 $ 1,123,295
Innoviva , Inc.* 34,248 584,271
Supernus Pharmaceuticals, Inc.* 26,209 731,231
2,438,797
Professional Services - 3.6%
Insperity , Inc. 10,631 1,127,418
Legalzoom.com, Inc.
#
,* 54,645 784,156
TriNet Group, Inc.* 18,276 1,621,081
3,532,655
Real Estate Management & Development - 0.9%
eXp World Holdings, Inc.
#
22,661 303,431
Marcus & Millichap, Inc. 6,046 270,800
Newmark Group, Inc. - Class A 29,132 353,954
928,185
Road & Rail - 1.6%
ArcBest Corp. 6,821 492,203
Marten Transport Ltd. 23,098 401,443
Werner Enterprises, Inc. 18,244 723,010
1,616,656
Semiconductors & Semiconductor Equipment - 8.7%
ACM Research, Inc. - Class A* 22,298 336,923
Alpha & Omega Semiconductor Ltd.* 11,144 478,078
Amkor Technology, Inc. 102,074 1,920,012
Axcelis Technologies, Inc.* 13,870 755,221
Cohu , Inc.* 20,265 538,238
Diodes, Inc.* 18,787 1,372,015
FormFactor , Inc.* 32,687 1,245,701
Onto Innovation, Inc.* 20,597 1,465,271
Ultra Clean Holdings, Inc.* 18,736 584,001
8,695,460
Software - 8.0%
Alarm.com Holdings, Inc.* 20,889 1,275,900
Appfolio , Inc. - Class A* 8,017 832,646
DoubleVerify Holdings, Inc.* 66,197 1,439,785
Enfusion , Inc. - Class A
#
,* 27,367 349,476
EngageSmart , Inc.* 67,542 1,410,277
ON24, Inc.* 19,849 251,487
Qualys , Inc.* 16,286 2,219,456
WM Technology, Inc.
#
,* 29,376 170,381
7,949,408
Specialty Retail - 3.2%
America's Car-Mart, Inc.* 797 64,438
Asbury Automotive Group, Inc.* 2,862 525,778
Boot Barn Holdings, Inc.* 3,670 330,520
Camping World Holdings, Inc. - Class A
#
5,469 140,444
Group 1 Automotive, Inc. 2,108 367,087
Leslie's, Inc.* 22,582 442,607
MarineMax , Inc.* 2,711 110,934
OneWater Marine, Inc. - Class A 1,713 55,998
Penske Automotive Group, Inc. 9,566 1,002,708
Sleep Number Corp.* 2,806 113,812
Sportsman's Warehouse Holdings, Inc.* 5,428 52,163
3,206,489

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - 0.7%
Corsair Gaming, Inc.* 39,368 $ 595,638
Turtle Beach Corp.* 6,695 111,405
707,043
Textiles, Apparel & Luxury Goods - 0.0%
Superior Group of Cos., Inc. 1,975 31,403
Thrifts & Mortgage Finance - 0.7%
Bridgewater Bancshares, Inc.* 1,892 30,310
Merchants Bancorp 2,897 68,138
NMI Holdings, Inc. - Class A* 5,760 105,869
PennyMac Financial Services, Inc. 3,816 185,305
Southern Missouri Bancorp, Inc. 596 25,151
Walker & Dunlop, Inc. 2,207 264,310
679,083
Trading Companies & Distributors - 1.6%
BlueLinx Holdings, Inc.* 2,698 179,876
Boise Cascade Co. 10,907 824,351
McGrath RentCorp 6,724 561,185
1,565,412
Total Common Stocks (cost $117,845,587) 99,534,672
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.2962%
∞
(cost $9,110) 9,112 9,110
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
£,∞
1,954,750 1,954,750
Time Deposits - 0.5%
Royal Bank of Canada, 0.3100%, 5/2/22 $ 500,163 500,163
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,454,913) 2,454,913
Total Investments (total cost $120,309,610 ) - 102.5% 101,998,695
Liabilities, net of Cash, Receivables and Other Assets - (2.5%) (2,474,694)
Net Assets - 100.0% $99,524,001
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 101,998,695 100.0%
United Kingdom 0 0.0
Total $ 101,998,695 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/22
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
$ 15,385
Δ
$ – $ – $ 1,954,750
Market Value
at 10/31/21 Purchases Sales
Market Value
at 4/30/22
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
$ 11,773,593 $ 34,944,189 $ (44,763,032) $ 1,954,750

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2022 is
$0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at April 30, 2022.
∞ Rate shown is the 7-day yield as of April 30, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 824,283 $ — $ 0
All Other 98,710,389 — —
Investment Companies 9,110 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,454,913 —
Total Assets $ 99,543,782 $ 2,454,913 $ 0
(a) There is a security in this category that has a market value of zero.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
12 April 30, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $118,354,860)
(1)
$ 100,043,945
Affiliated investments, at value (cost $1,954,750) 1,954,750
Receivables:
Dividends 9,563
Affiliated securities lending income, net 1,186
Total Assets 102,009,444
Liabilities:
Collateral on securities loaned (Note 2) 2,454,913
Payables: —
Due to custodian 4,200
Management fees 26,330
Total Liabilities 2,485,443
Net Assets $ 99,524,001
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 139,283,606
Total distributable earnings (loss) (39,759,605)
Total Net Assets $ 99,524,001
Net Assets $ 99,524,001
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,952,000
Net Asset Value Per Share $ 50 .99
(1) Includes $2,389,516 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Dividends $ 400,276
Affiliated securities lending income, net     15,385
Unaffiliated securities lending income, net 603
Total Investment Income 416,264
Expenses:
Management Fees 187,229
Total Expenses 187,229
Net Investment Income/(Loss) 229,035
Net Realized Gain/(Loss) on Investments:
Investments $ (11,598,884)
Total Net Realized Gain/(Loss) on Investments $ (11,598,884)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (22,870,810)
Total Change in Unrealized Net Appreciation/Depreciation $ (22,870,810)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (34,240,659)

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
14 April 30, 2022
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 229,035 $ 594,071
Net realized gain/(loss) on investments (11,598,884) 20,865,399
Change in unrealized net appreciation/depreciation (22,870,810) 505,442
Net Increase/(Decrease) in Net Assets Resulting from Operations (34,240,659) 21,964,912
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (229,325) (565,566)
Net Decrease from Dividends and Distributions to Shareholders (229,325) (565,566)
Capital Share Transactions (13,712,390) 73,349,448
Net Increase/(Decrease) in Net Assets (48,182,374) 94,748,794
Net Assets: — —
Beginning of Period   147,706,375 52,957,581
End of Period $ 99,524,001 $ 147,706,375

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2022 (unaudited) and each year or period ended
October 31 2022 2021 2020 2019 2018 2017
Net Asset Value, Beginning of Period $67.08 $48.06 $43.10 $39.59 $36.05 $28.17
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.11 0.32 0.10 0.20 0.20 0.13
Net realized and unrealized gain/(loss) (16.10) 19.03 4.97 3.51 3.57 7.97
Total from Investment Operations (15.99) 19.35 5.07 3.71 3.77 8.10
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.10) (0.33) (0.11) (0.20) (0.23) (0.22)
Total Dividends and Distributions (0.10) (0.33) (0.11) (0.20) (0.23) (0.22)
Net Asset Value, End of Period $50.99 $67.08 $48.06 $43.10 $39.59 $36.05
Total Return
*
(23.87)% 40.30% 11.79% 9.43% 10.49%
(2)
28.86%
Net assets, End of Period (in thousands) $99,524 $147,706 $52,958 $34,563 $25,816 $9,083
Average Net Assets for the Period (in thousands) $125,257 $123,640 $45,900 $30,102 $17,444 $7,068
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.32% 0.35% 0.50% 0.50%
Ratio of Net Investment Income/(Loss) 0.37% 0.48% 0.23% 0.49% 0.50% 0.41%
Portfolio Turnover Rate
(3)
57% 135% 78% 104% 84% 117%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. For example, small- and micro-capitalization companies may be more likely to merge with or be acquired by another company, resulting in de-listing of the securities held by the Fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,389,516 $ — $ (2,389,516) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,389,516 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2022 is $2,454,913, resulting in the net amount due to the counterparty of $65,397.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2022, the Adviser owned 2,000 shares or 0.10% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $1,974,180 in purchases and $2,122,873, resulting in a net realized gain of $176,372. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2022, the Fund had net realized gain of $1,411,518 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(9,318,437) $(374,231) $(9,692,668)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$120,309,610 $5,128,700 $(23,439,615) $(18,310,915)
Period Ended April 30, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 125,000 $ 8,668,006 2,100,000 $ 139,741,007
Shares repurchased (375,000) (22,380,396) (1,000,000) (66,391,559)
Net Increase/(Decrease) (250,000) $ (13,712,390) 1,100,000 $ 73,349,448
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$71,510,367 $71,484,969 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$8,664,666 $22,355,813 $ — $ —

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
24 April 30, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
26 April 30, 2022
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”),
on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF
(“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities
ETF (“JMBS”) and Janus Henderson AAA CLO ETF (“JAAA” and, together with VNLA, JSML, JSMD and JMBS, the
“Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent
Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent
Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management
Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefore; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The
Trustees also considered information received and reviewed in connection with meetings held on March 14, 2022 and on April 6, 2022 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefore, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that contractual management fee for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd, 3rd, 2nd, 1
st
, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd,
4th, 2nd, 1st, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further considered that the Adviser had voluntarily agreed to cap the expenses of VNLA and JMBS to the extent that the Funds’
total expense ratio exceeded 0.23% and 0.28%, respectively, for at least the period February 28, 2022 through February
28, 2023. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2022 until February 28, 2023.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs and mutual funds (as applicable) in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2022
The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, three-year period, four-year period and/or five-year period, as applicable. The Board noted that for the one-, two-, three-, four- and five-year periods ended December 31, 2021, respectively, JSMD was reported to be in the 4th, 4th, 4th,
3rd and 3rd quintiles; JSML was reported to be in the 5th, 4th, 4th, 3rd and 3rd quintiles; and VNLA was reported to be in the 3rd, 4th, 4th, 3rd and 3rd quintiles. JMBS was reported to be in the 2nd, 1st and 1st quintile for the one-, two- and three-year periods, respectively. JAAA was reported to be in the 5th quintile for its first one-year period. The Board also reviewed supplemental performance information prepared by the Adviser for each Fund for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021 (each period as applicable). The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 29
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93061 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 36
Liquidity Risk Management Program ................. 39
INVESTMENT OBJECTIVE
Janus Henderson Short Duration Income ETF (VNLA) seeks to
provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.
Daniel Siluk Jason England
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 46.3%
Consumer, Non-cyclical 10.2%
Consumer, Cyclical 8.5%
Industrial 7.0%
Utilities 4.5%
Communications 4.3%
Government 4.2%
Energy 4.1%
Technology 3.6%
Basic Materials 1.6%
Exchange Traded Funds 1.1%
Mortgage-Backed Securities 0.8%
Diversified 0.3%
Asset-Backed Securities 0.0%
96.5%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
The Fund is not a money market fund and does not attempt to maintain a stable net asset value.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Effective September 30, 2021, Jason England and Daniel Siluk are Co-Portfolio Managers of the Fund.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Short Duration Income ETF - NAV -1.15% -1.08% 1.77% 1.76% 0.23%
Janus Henderson Short Duration Income ETF - Market Price -1.17% -1.02% 1.77% 1.76% –
FTSE 3-Month U.S. Treasury Bill Index 0.06% 0.08% 1.09% 1.04% –
* The Fund commenced operations on November 16, 2016.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $988.50 $1.13 $1,000.00 $1,023.65 $1.15 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 0.0%
Pepper SPARKZ Trust No. 2, 30 Day Australian Bank Bill Rate + 1.5500%,
1.5850%, 10/16/27
‡
(cost $161,481) AUD 218,849 $ 155,795
Corporate Bonds - 79.3%
Basic Materials - 1.6%
Ecolab, Inc., 0.9000%, 12/15/23 $ 6,500,000 6,297,794
Ecolab, Inc., 1.6500%, 2/1/27 7,500,000 6,900,401
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 28,760,000 27,277,731
40,475,926
Communications - 4.3%
Alphabet, Inc., 0.4500%, 8/15/25 17,460,000 16,094,176
Amazon.com, Inc., 2.7300%, 4/13/24 2,400,000 2,397,361
Amazon.com, Inc., 0.4500%, 5/12/24 16,050,000 15,321,715
Amazon.com, Inc., 0.8000%, 6/3/25 9,900,000 9,244,127
AT&T, Inc., 0.9000%, 3/25/24 25,530,000 24,520,790
eBay, Inc., 1.9000%, 3/11/25 9,700,000 9,235,232
Optus Finance Pty. Ltd., 4.0000%, 6/17/22 AUD 5,250,000 3,745,219
Optus Finance Pty. Ltd., 3.2500%, 8/23/22 4,500,000 3,216,495
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 750,000 534,505
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 700,000 462,755
Spark Finance Ltd., 2.6000%, 3/18/30 990,000 610,330
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
1.3000%, 2/17/23
‡
7,240,000 5,163,365
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,553,041
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,514,790
Verizon Communications, Inc., 0.8500%, 11/20/25 6,770,000 6,180,145
Verizon Communications, Inc., 1.4500%, 3/20/26 4,700,000 4,307,619
Walt Disney Co. (The), 1.7500%, 8/30/24 3,470,000 3,358,802
110,460,467
Consumer, Cyclical - 7.5%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,290,916
American Honda Finance Corp., 0.8750%, 7/7/23 1,665,000 1,630,173
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 7,733,059
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,260,346
BMW US Capital LLC, SOFRINDX + 0.8400%, 1.1273%, 4/1/25 (144A)
‡
7,025,000 7,045,424
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 6,450,000 5,853,886
Daimler Finance North America LLC, 0.7500%, 3/1/24 (144A) 19,060,000 18,237,012
General Motors Financial Co., Inc., 1.7000%, 8/18/23 1,000,000 980,117
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,125,000 9,664,926
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,120,211
Home Depot, Inc. (The), 2.7000%, 4/15/25 4,850,000 4,783,605
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 4,270,000 4,142,442
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,050,000 8,622,319
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,660,000 6,253,504
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 8,000,000 7,445,529
Magallanes, Inc., 3.4280%, 3/15/24 (144A) 6,430,000 6,387,452
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 1.2685%, 3/8/24
‡
AUD 1,390,000 992,478
McDonald's Corp., 3.0000%, 3/8/24 5,950,000 4,191,925
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 13,153,491
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 390,000 264,705
Toyota Motor Corp., 0.6810%, 3/25/24 $ 2,700,000 2,582,772
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 11,755,151
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,500,000 10,878,885
Toyota Motor Credit Corp., 1.8000%, 2/13/25 7,600,000 7,271,698
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 AUD 1,100,000 782,921

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 $ 8,631,090
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A) $ 2,400,000 2,401,057
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) 13,000,000 12,480,687
Walmart, Inc., 1.0500%, 9/17/26 12,800,000 11,649,592
191,487,373
Consumer, Non-cyclical - 9.6%
Avery Dennison Corp., 0.8500%, 8/15/24 6,450,000 6,077,011
Cardinal Health, Inc., 3.0790%, 6/15/24 21,000,000 20,808,300
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,669,643
Centene Corp., 4.2500%, 12/15/27 13,229,000 12,832,130
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,351,692
ConnectEast Finance Pty. Ltd., 3.4000%, 3/25/26 AUD 1,600,000 1,101,584
CVS Health Corp., 4.7500%, 12/1/22 $ 5,300,000 5,349,756
CVS Health Corp., 3.3750%, 8/12/24 7,485,000 7,465,007
CVS Health Corp., 2.6250%, 8/15/24 3,915,000 3,848,335
GSK Consumer Healthcare Capital US LLC, SOFR + 0.8900%, 1.1757%, 3/24/24
(144A)
‡
6,675,000 6,682,172
GSK Consumer Healthcare Capital US LLC, 3.0240%, 3/24/24 (144A) 6,675,000 6,607,824
Hershey Co. (The), 0.9000%, 6/1/25 7,906,000 7,382,014
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 3,911,587
Hormel Foods Corp., 0.6500%, 6/3/24 5,500,000 5,243,460
Humana, Inc., 0.6500%, 8/3/23 9,750,000 9,462,965
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,018,432
Johnson & Johnson, 0.5500%, 9/1/25 23,690,000 21,806,650
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 4,210,000 2,730,596
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 650,000 402,728
Mars, Inc., 2.7000%, 4/1/25 (144A) $ 4,295,000 4,210,403
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) 5,775,000 5,427,125
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,215,696
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,100,000 3,160,181
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,070,000 11,580,789
PerkinElmer, Inc., 0.5500%, 9/15/23 4,550,000 4,404,239
PerkinElmer, Inc., 0.8500%, 9/15/24 23,550,000 22,062,794
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,500,000 17,171,185
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 13,950,000 13,526,024
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 13,950,000 13,234,113
Unilever Capital Corp., 0.6260%, 8/12/24 6,550,000 6,193,489
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,290,000 2,355,200
WSO Finance Pty. Ltd., 4.5000%, 3/31/27 910,000 651,391
WSO Finance Pty. Ltd., 4.5000%, 9/30/27 5,000,000 3,588,198
245,532,713
Diversified - 0.3%
CK Hutchison International 17 II Ltd., 2.7500%, 3/29/23 (144A) $ 1,200,000 1,196,676
CK Hutchison International 19 Ltd., 3.2500%, 4/11/24 (144A) 5,700,000 5,690,770
6,887,446
Energy - 1.1%
Enbridge, Inc., SOFRINDX + 0.6300%, 0.8181%, 2/16/24
‡
6,550,000 6,558,064
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,401,053
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 202,224
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,932,248
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,866,546
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,197,938
28,158,073

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - 43.2%
AAI Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 3.4842%, 10/6/42
‡
AUD 7,170,000 $ 5,132,952
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 $ 14,625,000 13,633,595
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 14,889,247
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,900,505
Air Lease Corp., 0.8000%, 8/18/24 16,150,000 15,012,953
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,560,407
American Express Co., SOFRINDX + 0.7200%, 1.4788%, 5/3/24
‡
6,875,000 6,873,466
American Express Co., SOFR + 0.9300%, 1.1544%, 3/4/25
‡
12,900,000 12,986,466
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 1,000,936
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,525,460
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,437,416
Athene Global Funding, 0.9140%, 8/19/24 (144A) 13,850,000 12,990,014
Athene Global Funding, 1.7160%, 1/7/25 (144A) 15,460,000 14,469,632
Athene Global Funding, 1.6080%, 6/29/26 (144A) 23,135,000 20,565,503
Australia & New Zealand Banking Group Ltd., 5-year AUD Swap Offer Rate +
1.8500%, 4.7500%, 5/13/27
‡
AUD 3,170,000 2,255,126
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 2.5274%, 7/26/29
‡
1,290,000 928,002
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 23,781,000 22,583,805
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 1.9298%, 2/26/31
‡
AUD 150,000 106,086
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,640,000 11,291,596
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,345,223
Banco Santander SA, 3.4960%, 3/24/25 27,400,000 26,954,809
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
3,000,000 2,945,731
Bank of America Corp., SOFR + 0.6700%, 1.8430%, 2/4/25
‡
2,150,000 2,080,976
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,950,000 2,922,456
Bank of America Corp., SOFR + 0.9100%, 0.9810%, 9/25/25
‡
18,155,000 16,899,797
Bank of America Corp., 0.6000%, 1/26/26
Ç
2,000,000 1,744,470
Bank of America Corp., SOFR + 1.3300%, 3.3840%, 4/2/26
‡
3,000,000 2,934,820
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
18,570,000 16,815,623
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
6,650,000 5,967,598
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
1.9208%, 5/1/28
‡
AUD 19,500,000 13,911,546
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
2.3120%, 7/29/31
‡
2,950,000 2,049,583
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.5298%, 11/30/28
‡
24,600,000 17,767,045
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 13,596,890
Charter Hall Exchange Finance Pty. Ltd., 2.3170%, 9/25/30 AUD 3,800,000 2,192,550
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 470,000 287,405
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 11,470,000 10,814,914
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 96,745
Citigroup, Inc., SOFR + 0.7650%, 1.1220%, 1/28/27
‡
24,000,000 21,421,246
Citigroup, Inc., SOFR + 0.7700%, 1.4620%, 6/9/27
‡
16,950,000 15,086,841
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
1.4400%, 1/11/24
‡
AUD 200,000 143,336
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,289,000 7,310,648
Commonwealth Bank of Australia, 1.1250%, 6/15/26 (144A) 19,400,000 17,467,279
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
1.9450%, 9/10/30
‡
AUD 2,500,000 1,770,460
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
1.3950%, 8/20/31
‡
24,700,000 17,095,447

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 $ 12,200,000 $ 11,634,805
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 979,696
Cooperatieve Rabobank UA, 1.3750%, 1/10/25 3,590,000 3,400,252
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,400,000 4,978,386
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7300%, 1.9800%, 12/15/27 (144A)
‡
3,500,000 3,173,941
Corebridge Financial, Inc., 3.5000%, 4/4/25 (144A) 10,475,000 10,368,784
Credit Suisse AG, SOFRINDX + 1.2600%, 1.5457%, 2/21/25
‡
13,300,000 13,300,015
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,285,570
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
1.7339%, 3/16/28
‡
AUD 26,020,000 18,544,960
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
$ 3,600,000 3,649,429
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
3,270,000 3,314,898
DEXUS Finance Pty. Ltd., 4.2000%, 11/9/22 AUD 3,000,000 2,156,411
Dexus Wholesale Property Fund, 4.7500%, 6/16/25 2,590,000 1,886,544
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 (144A) $ 3,390,000 3,325,366
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 4,289,000 4,207,226
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,071,958
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,566,771
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
$ 18,775,000 18,017,044
Goldman Sachs Group, Inc. (The), SOFR + 0.7300%, 1.7570%, 1/24/25
‡
5,200,000 5,020,977
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,680,000 6,579,102
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,575,000 2,533,528
Goldman Sachs Group, Inc. (The), SOFR + 0.8180%, 1.5420%, 9/10/27
‡
18,775,000 16,589,052
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 4,076,107
HSBC Holdings plc, SOFR + 0.5340%, 0.7320%, 8/17/24
‡
$ 6,390,000 6,149,963
HSBC Holdings plc, SOFR + 0.5800%, 1.1620%, 11/22/24
‡
11,300,000 10,837,673
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
10,000,000 9,375,339
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.6045%, 12/15/36
‡
AUD 7,540,000 5,391,478
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
2.2545%, 6/15/44
‡
17,350,000 12,369,705
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.5045%, 6/15/45
‡
6,730,000 4,807,048
JPMorgan Chase & Co., SOFR + 0.5400%, 0.8240%, 6/1/25
‡
$ 7,560,000 7,112,891
JPMorgan Chase & Co., CME Term SOFR 3 Month + 0.5800%,
0.9690%, 6/23/25
‡
12,300,000 11,572,329
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
390,000 373,972
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
3,200,000 3,078,384
JPMorgan Chase & Co., SOFR + 0.8000%, 1.0450%, 11/19/26
‡
21,170,000 19,027,305
JPMorgan Chase & Co., CME Term SOFR 3 Month + 0.6950%, 1.0400%, 2/4/27
‡
10,000,000 8,904,517
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
2.7350%, 3/6/23
‡
AUD 2,600,000 1,851,068
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.4298%, 2/26/24
‡
9,440,000 6,670,767
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.6097%, 3/17/25
‡
2,780,000 1,960,274
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
2.6283%, 5/25/26
‡
10,800,000 7,558,859

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
1.4802%, 3/20/23
‡
AUD 3,310,000 $ 2,359,983
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,073,683
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.1000%, 1.3260%, 6/15/23
‡
$ 9,300,000 9,281,657
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
3,400,000 3,394,184
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,850,000 2,752,994
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,887,269
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
5,700,000 5,531,715
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) 12,840,000 12,404,976
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
2.9798%, 5/28/30
‡
AUD 19,800,000 14,453,316
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
1.7097%, 6/17/31
‡
11,100,000 7,700,378
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
$ 9,700,000 9,058,871
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,848,875
Morgan Stanley, SOFR + 0.5250%, 0.7900%, 5/30/25
‡
17,600,000 16,460,448
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,000,000 10,266,711
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27
‡
2,040,000 1,834,390
Morgan Stanley, SOFR + 0.8580%, 1.5120%, 7/20/27
‡
27,715,000 24,672,078
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.2300%, 5/17/29
‡
AUD 12,620,000 9,101,225
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
1.7800%, 11/18/30
‡
23,000,000 16,208,802
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.0200%,
2.1000%, 11/18/31
‡
9,240,000 6,550,636
Nordea Bank Abp , 1.0000%, 6/9/23 (144A) $ 6,700,000 6,542,323
Nordea Bank Abp , 0.7500%, 8/28/25 (144A) 9,000,000 8,190,828
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) 616,000 624,026
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 2,968,178
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 1,000,000 715,709
QIC Finance Shopping Center Fund Pty. Ltd., 90 Day Australian Bank Bill Rate +
1.2700%, 1.3500%, 8/15/25
‡
3,290,000 2,347,568
Royal Bank of Canada, 2.3520%, 7/2/24 CAD 20,200,000 15,345,393
Royal Bank of Canada, 2.5500%, 7/16/24 $ 190,000 186,790
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 203,279
Royal Bank of Canada, 1.2000%, 4/27/26 13,630,000 12,298,295
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,294,054
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.2850%, 12/5/28
‡
15,890,000 11,433,597
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.2500%,
2.3350%, 12/1/35
‡
5,000,000 3,562,413
Suncorp- Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,971,964
SVB Financial Group, 2.1000%, 5/15/28 13,370,000 11,745,026
Swedbank AB, SOFRINDX + 0.9100%, 1.1982%, 4/4/25 (144A)
‡
12,000,000 12,003,459
Toronto-Dominion Bank (The), 0.5500%, 3/4/24 2,780,000 2,650,004
Toronto-Dominion Bank (The), 2.8500%, 3/8/24 CAD 16,840,000 12,981,841
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 $ 4,150,000 3,907,647
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 6,674,246
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,691,597
UBS AG, 0.7000%, 8/9/24 (144A) 4,550,000 4,288,998

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
$ 4,230,000 $ 4,216,899
Vicinity Centres Trust, 3.5000%, 4/26/24 AUD 5,700,000 4,032,277
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
1.6350%, 6/27/25
‡
500,000 359,715
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 104,971
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 20,480,000 20,131,285
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,570,000 6,177,174
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 9,096,975
Wells Fargo & Co., SOFR + 1.3200%, 1.5900%, 4/25/26
‡
3,500,000 3,502,590
Wells Fargo & Co., 3.7000%, 7/27/26 AUD 18,000,000 12,332,560
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
1.0284%, 11/16/23
‡
14,300,000 10,225,129
Westpac Banking Corp., 1.0190%, 11/18/24 $ 6,000,000 5,683,986
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,749,992
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
1.4784%, 2/16/28
‡
AUD 6,100,000 4,341,378
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 2.6500%,
4.8000%, 6/14/28
‡
300,000 215,346
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
1.9816%, 6/22/28
‡
15,800,000 11,296,979
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
13,722,000 9,744,031
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
2.0598%, 8/27/29
‡
6,700,000 4,815,920
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,910,000 5,637,224
1,098,602,856
Industrial - 3.9%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 9,875,000 9,353,590
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,420,000 7,995,618
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 1,950,000 1,842,766
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,200,000 2,151,086
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,356,874
Caterpillar Financial Services Corp., 0.8000%, 11/13/25 13,590,000 12,418,876
CNH Industrial Capital Australia Pty. Ltd., 2.1000%, 12/12/22 AUD 230,000 163,361
DAE Funding LLC, 1.5500%, 8/1/24 (144A) $ 3,450,000 3,217,273
John Deere Capital Corp., 0.4500%, 1/17/24 3,590,000 3,448,225
John Deere Capital Corp., 0.4500%, 6/7/24 11,650,000 11,071,192
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 5,954,878
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,526,291
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,359,383
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
1.7627%, 7/12/24
‡
AUD 8,980,000 6,340,205
Stanley Black & Decker, Inc., 2.3000%, 2/24/25 $ 16,325,000 15,846,982
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 1,230,000 1,238,097
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 1,000,000 1,006,583
98,291,280
Technology - 3.6%
Apple, Inc., 2.4000%, 1/13/23 5,100,000 5,115,013
Apple, Inc., 0.7500%, 5/11/23 3,600,000 3,547,518
Apple, Inc., 1.8000%, 9/11/24 8,200,000 8,012,053
Apple, Inc., 0.5500%, 8/20/25 3,690,000 3,399,634
Apple, Inc., 0.7000%, 2/8/26 9,240,000 8,438,904

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Fiserv, Inc., 3.8000%, 10/1/23 $ 21,820,000 $ 22,022,841
Intuit, Inc., 0.6500%, 7/15/23 14,410,000 14,065,459
NVIDIA Corp., 0.5840%, 6/14/24 16,300,000 15,512,159
VMware, Inc., 1.0000%, 8/15/24 6,550,000 6,160,088
VMware, Inc., 1.4000%, 8/15/26 6,550,000 5,870,955
92,144,624
Utilities - 4.2%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 7,961,019
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1700%, 2/5/24
‡
AUD 370,000 263,394
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
1.9320%, 10/30/24
‡
22,300,000 15,908,172
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 12,277,272
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,238,489
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
0.6515%, 7/1/26
‡
3,000,000 2,073,040
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
1.1947%, 12/13/23
‡
1,530,000 1,092,074
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,885,415
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) $ 4,000,000 4,045,080
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 200,000 202,254
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 5,854,000 5,570,491
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
1.6820%, 10/30/24
‡
AUD 2,090,000 1,490,952
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
1.4831%, 12/6/24
‡
14,120,000 10,094,235
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 917,433
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 371,465
NextEra Energy Capital Holdings, Inc., SOFRINDX + 1.0200%, 1.3067%, 3/21/24
‡
$ 10,000,000 10,007,736
NextEra Energy Capital Holdings, Inc., 2.9400%, 3/21/24 13,300,000 13,202,423
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
14,270,000 14,278,310
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 200,000 194,180
107,073,434
Total Corporate Bonds (cost $2,129,747,341) 2,019,114,192
Foreign Government Bonds - 5.2%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 0.8950%, 9/23/25
‡
AUD 16,880,000 12,003,936
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,126,458
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 6,500,000 5,919,355
New South Wales Treasury Corp., 1.0000%, 2/8/24 AUD 23,350,000 16,177,056
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 78,100,000 47,909,400
Queensland Treasury Corp., 5.7500%, 7/22/24 AUD 29,700,000 22,455,603
South Australian Government Financing Authority, 2.2500%, 8/15/24 12,800,000 8,982,846
Treasury Corp. of Victoria, 5.5000%, 12/17/24 6,400,000 4,853,091
Western Australian Treasury Corp., 2.5000%, 7/23/24 7,700,000 5,441,558
Total Foreign Government Bonds (cost $139,548,455) 131,869,303
Mortgage-Backed Securities - 0.8%
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 1.3271% , 3/8/49
‡
3,500,000 2,501,459
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 2.0000%, 2.0390%, 3/12/50
‡
1,036,927 742,767
30 Day Australian Bank Bill Rate + 2.3500%, 2.3890%, 3/12/50
‡
1,724,038 1,236,715
30 Day Australian Bank Bill Rate + 1.3500%, 1.3750%, 2/11/51
‡
365,969 262,035
30 Day Australian Bank Bill Rate + 1.8500%, 1.8750%, 2/11/51
‡
1,400,000 1,007,724

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Liberty
30 Day Australian Bank Bill Rate + 1.9000%, 1.9900%, 10/25/50
‡
AUD 1,055,061 $ 755,547
30 Day Australian Bank Bill Rate + 2.1000%, 2.1900%, 10/25/50
‡
364,247 260,936
Liberty SME , 30 Day Australian Bank Bill Rate + 1.4500% , 1.4750% , 7/10/50
‡
3,828,987 2,724,117
Pepper I-Prime Trust , 30 Day Australian Bank Bill Rate + 1.6500% ,
1.7400% , 11/23/49
‡
4,183,710 2,980,756
Pepper Residential Securities Trust
ICE LIBOR USD 1 Month + 1.0000%, 1.5944%, 6/20/60 (144A)
‡
$ 601,994 605,054
30 Day Australian Bank Bill Rate + 2.2500%, 2.2850%, 8/18/60
‡
AUD 1,098,112 797,556
ICE LIBOR USD 1 Month + 0.9000%, 1.4541%, 11/18/60 (144A)
‡
$ 280,200 281,359
RedZed Trust , 30 Day Australian Bank Bill Rate + 2.4000% , 2.4250% , 3/9/50
‡
AUD 6,384,353 4,573,457
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 1.2881% , 11/10/49
(144A)
‡
$ 328,159 328,609
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 1.6390% , 1/12/46
‡
AUD 954,448 685,436
Total Mortgage-Backed Securities (cost $20,248,688) 19,743,527
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,670,500
Commercial Paper - 10.1%
Arrow Electronics, Inc., 0.9001%, 5/2/22 (Section 4(2)) $ 60,000,000 59,995,655
Aviation Capital Group LLC, 0.9401%, 5/2/22 (Section 4(2)) 68,300,000 68,297,273
Energy Transfer LP, 0.8001%, 5/2/22 (Section 4(2)) 70,000,000 69,995,666
Jabil, Inc., 0.9001%, 5/2/22 (Section 4(2)) 18,950,000 18,948,574
Smithfield Foods, Inc., 0.9502%, 5/3/22 (Section 4(2)) 15,000,000 14,998,977
VW Credit, Inc., 0.9205%, 5/18/22 (Section 4(2)) 25,000,000 24,989,510
Total Commercial Paper (cost $257,233,035) 257,225,655
Total Investments (total cost $2,574,606,778 ) - 96.5% 2,455,778,972
Cash, Receivables and Other Assets, net of Liabilities - 3.5% 89,274,809
Net Assets - 100.0% $2,545,053,781
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,510,684,951 61.5%
Australia 524,339,791 21.4
Canada 85,561,220 3.5
United Kingdom 83,151,451 3.4
New Zealand 60,523,666 2.5
Singapore 47,603,960 1.9
Ireland 31,423,347 1.3
Spain 26,954,809 1.1
South Korea 25,354,590 1.0
Finland 14,733,151 0.6
Netherlands 14,559,148 0.6
Cayman Islands 13,085,384 0.5
Sweden 12,003,459 0.5
United Arab Emirates 3,217,273 0.1
Japan 2,582,772 0.1
Total $ 2,455,778,972 100.0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
12 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/22
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF $ 33,183 $ – $ 2,722 $ 27,670,500
Market Value
at 10/31/21 Purchases Sales
Market Value
at 4/30/22
Exchange Traded Fund - 1.1%
Janus Henderson AAA CLO ETF $ – $ 27,667,778 $ – $ 27,670,500
Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 5/12/22 657,600,000 $ (470,075,496) $ 2,684,839
Canadian Dollar 5/12/22 61,000,000 (48,013,349) 286,225
2,971,064
Citibank N.A.
Australian Dollar 5/12/22 28,200,000 (21,108,123) 1,064,910
Australian Dollar 5/12/22 6,900,000 (5,154,261) 250,070
Australian Dollar 5/12/22 (6,000,000) 4,402,470 (137,957)
Australian Dollar 5/12/22 (7,000,000) 5,148,217 (172,952)
1,004,071
J.P. Morgan Chase Bank
Australian Dollar 5/12/22 (3,200,000) 2,313,982 (39,575)
Swiss Franc 5/5/22 73,200,000 (76,089,008) 669,187
629,612
Morgan Stanley & Co.
Australian Dollar 5/12/22 600,000 (450,971) 24,520
Australian Dollar 5/12/22 (7,500,000) 5,512,161 (181,519)
New Zealand Dollar 5/12/22 75,400,000 (49,996,307) 1,057,626
900,627
Total $5,505,374
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 856 6/30/22 $ 96,447,125 $ (241,754)
Total - Futures Long (241,754)
Futures Short:
Australia 10 Year Bonds 175 6/15/22 (15,438,487) 992,912
U.S. Treasury 10 Year Notes 383 6/21/22 (45,636,844) 2,829,970
U.S. Treasury 2 Year Notes 3,750 6/30/22 (790,546,875) 13,681,973
U.S. Treasury 5 Year Notes 4,208 6/30/22 (474,123,250) 20,161,126
Total - Futures Short 37,665,981
Total $37,424,227

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2022.
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 $ 51,500,000 $ (458,153) $ 502,666 $ 44,513
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 130,000,000 (1,156,503) 1,658,430 501,927
Total (1,614,656) 2,161,096 $546,440
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2022
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $— $— $6,037,377 $6,037,377
Swaps - centrally cleared 546,440 — — 546,440
Futures contracts — 37,665,981 — 37,665,981
Total Asset Derivatives $546,440 $37,665,981 $6,037,377 $44,249,798
Liability Derivatives:
Forward foreign currency exchange contracts — — (532,003) (532,003)
Futures contracts — (241,754) — (241,754)
Total Liability Derivatives $— $(241,754) $(532,003) $(773,757)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended April 30, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $11,483,652 11,483,652
Futures contracts — 47,244,523 — 47,244,523
Swap contracts 169,552 825,012 — 994,564
Total $169,552 $48,069,535 $11,483,652 59,722,739
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $16,714,131 $16,714,131
Futures contracts — 24,885,647 — 24,885,647
Swap contracts 546,440 — — 546,440
Total $546,440 $24,885,647 $16,714,131 $42,146,218

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2022
14 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2022
Futures contracts:
Average notional amount of contracts - long $16,074,521
Average notional amount of contracts - short 1,542,032,118
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 10,564,888
Average amounts sold - in USD 593,323,817
Credit default swaps:
Average notional amount - buy protection 30,250,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 28,897,500

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 15
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2022 is $257,225,655, which represents 10.1% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $471,703,266 which represents 18.5% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
16 April 30, 2022
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 155,795 $ —
Corporate Bonds — 2,019,114,192 —
Foreign Government Bonds — 131,869,303 —
Mortgage-Backed Securities — 19,743,527 —
Exchange Traded Fund 27,670,500 — —
Commercial Paper — 257,225,655 —
Total Investments in Securities $ 27,670,500 $ 2,428,108,472 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 546,440 $ —
Forward Foreign Currency Exchange Contracts — 6,037,377 —
Futures Contracts 37,665,981 — —
Total Other Financial Instruments $ 37,665,981 $ 6,583,817 $ —
Total Assets $ 65,336,481 $ 2,434,692,289 $ —
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 532,003 $ —
Futures Contracts 241,754 — —
Total Liabilities $ 241,754 $ 532,003 $ —
(a) Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,546,939,000) $ 2,428,108,472
Affiliated investments, at value (cost $27,667,778) 27,670,500
Cash denominated in foreign currency (cost $79,149,427) 79,056,115
Forward foreign currency exchange contracts 6,037,377
Due from broker for centrally cleared swaps 2,737,234
Due from broker for futures 16,240,000
Receivable for variation margin on swaps 436,893
Receivables:
Fund units sold 7,328,408
Interest 8,878,607
Due from adviser 5,119
Total Assets 2,576,498,723
Liabilities:
Payable for variation margin on futures contracts 4,657,589
Forward foreign currency exchange contracts 532,003
Payables: —
Due to custodian 18,896,868
Investments purchased 6,869,290
Management fees 489,192
Total Liabilities 31,444,942
Net Assets $ 2,545,053,781
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,614,299,695
Total distributable earnings (loss) (69,245,914)
Total Net Assets $ 2,545,053,781
Net Assets $ 2,545,053,781
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 52,100,000
Net Asset Value Per Share $ 48 .85

Janus Henderson Short Duration Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
18 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 17,302,113
Dividends from affiliates 33,183
Foreign tax withheld (27)
Total Investment Income 17,335,269
Expenses:
Management Fees 2,994,715
Total Expenses 2,994,715
Less: Excess Expense Reimbursement and Waivers (12,609)
Net Expenses 2,982,106
Net Investment Income/(Loss) 14,353,163
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (17,836,316)
Forward foreign currency exchange contracts 11,483,652
Futures contracts 47,244,523
Swap contracts 994,564
Total Net Realized Gain/(Loss) on Investments $ 41,886,423
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (128,623,188)
Investments in affiliates 2,722
Forward foreign currency exchange contracts 16,714,131
Futures contracts 24,885,647
Swap contracts 546,440
Total Change in Unrealized Net Appreciation/Depreciation $ (86,474,248)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (30,234,662)

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 14,353,163 $ 28,223,248
Net realized gain/(loss) on investments 41,886,423 (5,523,306)
Change in unrealized net appreciation/depreciation (86,474,248) (18,802,770)
Net Increase/(Decrease) in Net Assets Resulting from Operations (30,234,662) 3,897,172
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (30,885,152) (27,444,008)
Net Decrease from Dividends and Distributions to Shareholders (30,885,152) (27,444,008)
Capital Share Transactions (171,327,113) 74,521,876
Net Increase/(Decrease) in Net Assets (232,446,927) 50,975,040
Net Assets: — —
Beginning of Period   2,777,500,708 2,726,525,668
End of Period $ 2,545,053,781 $ 2,777,500,708

Janus Henderson Short Duration Income ETF
Financial Highlights
20 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2022 (unaudited) and each year or period ended
October 31 2022 2021 2020 2019 2018 2017
(1)
Net Asset Value, Beginning of Period $50.00 $50.40 $49.89 $50.04 $50.35 $50.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(2)
0.27 0.49 0.77 1.39 1.25 0.82
Net realized and unrealized gain/(loss) (0.84) (0.41) 0.70 0.53 (0.33) 0.11
Total from Investment Operations (0.57) 0.08 1.47 1.92 0.92 0.93
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.58) (0.48) (0.96) (1.43) (1.23) (0.58)
Distributions (from capital gains) — — — (0.64) — —
Total Dividends and Distributions (0.58) (0.48) (0.96) (2.07) (1.23) (0.58)
Net Asset Value, End of Period $48.85 $50.00 $50.40 $49.89 $50.04 $50.35
Total Return
*
(1.15)% 0.15% 2.99% 3.95% 1.86% 1.87%
Net assets, End of Period (in thousands) $2,545,054 $2,777,501 $2,726,526 $1,037,735 $730,545 $156,084
Average Net Assets for the Period (in thousands) $2,643,746 $2,893,718 $1,601,333 $925,572 $406,711 $66,131
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.23% 0.23% 0.26% 0.32% 0.35% 0.35%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.23% 0.23% 0.26% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 1.09% 0.98% 1.54% 2.80% 2.51% 1.71%
Portfolio Turnover Rate
(3)
21% 74% 14% 23% 22% 44%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 16, 2016 (commencement of operations) through October 31, 2017.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the
Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2022  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2022
investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2022
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2022
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2022
premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
collateral held and/or posted and create one single net payment. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments as of April 30,
2022  table located in the Fund's Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America N.A. $ 2,971,064 $ — $ — $ 2,971,064
Citibank N.A. 1,314,980 (310,909) — 1,004,071
J.P. Morgan Chase Bank 669,187 (39,575) — 629,612
Morgan Stanley & Co. 1,082,146 (181,519) — 900,627
Total $ 6,037,377 $ (532,003) $ — $ 5,505,374
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Citibank N.A. 310,909 (310,909) — —
J.P. Morgan Chase Bank 39,575 (39,575) — —
Morgan Stanley & Co. 181,519 (181,519) — —
Total $ 532,003 $ (532,003) $ — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2022
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses
(if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of .23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2022 through February 28, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2022, the Adviser waived $12,609 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.23% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2022, an affiliate of the Adviser owned 100,999 shares or 0.19% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $33,316,025 in purchases.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(15,638,179) $(18,709,452) $(34,347,631)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,574,606,778 $892,766 $(119,720,572) $(118,827,806)
Period Ended April 30, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 6,050,000 $ 298,022,579 9,150,000 $ 460,894,564
Shares repurchased (9,500,000) (469,349,692) (7,700,001) (386,372,688)
Net Increase/(Decrease) (3,450,000) $ (171,327,113) 1,449,999 $ 74,521,876

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2022
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$500,036,533 $647,263,849 $ — $ —

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 35
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
36 April 30, 2022
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”),
on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF
(“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities
ETF (“JMBS”) and Janus Henderson AAA CLO ETF (“JAAA” and, together with VNLA, JSML, JSMD and JMBS, the
“Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent
Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent
Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management
Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefore; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The
Trustees also considered information received and reviewed in connection with meetings held on March 14, 2022 and on April 6, 2022 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefore, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 37
baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that contractual management fee for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd, 3rd, 2nd, 1
st
, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd,
4th, 2nd, 1st, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further considered that the Adviser had voluntarily agreed to cap the expenses of VNLA and JMBS to the extent that the Funds’
total expense ratio exceeded 0.23% and 0.28%, respectively, for at least the period February 28, 2022 through February
28, 2023. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2022 until February 28, 2023.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs and mutual funds (as applicable) in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
38 April 30, 2022
The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, three-year period, four-year period and/or five-year period, as applicable. The Board noted that for the one-, two-, three-, four- and five-year periods ended December 31, 2021, respectively, JSMD was reported to be in the 4th, 4th, 4th,
3rd and 3rd quintiles; JSML was reported to be in the 5th, 4th, 4th, 3rd and 3rd quintiles; and VNLA was reported to be in the 3rd, 4th, 4th, 3rd and 3rd quintiles. JMBS was reported to be in the 2nd, 1st and 1st quintile for the one-, two- and three-year periods, respectively. JAAA was reported to be in the 5th quintile for its first one-year period. The Board also reviewed supplemental performance information prepared by the Adviser for each Fund for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021 (each period as applicable). The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Short Duration Income ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 39
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Short Duration Income ETF
Notes
40 April 30, 2022

Janus Henderson Short Duration Income ETF
Notes
Janus Detroit Street Trust 41

125-24-93073 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 31
Liquidity Risk Management Program ................. 34
INVESTMENT OBJECTIVE
Janus Henderson Mortgage-Backed Securities ETF (JMBS)
seeks a high level of total return consisting of income and capital appreciation.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 138.8%^
Investment Companies 21.9%
Asset-Backed Securities 3.5%
Financial 0.1%
164.3%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Mortgage-Backed Securities ETF - NAV -8.27% -8.35% 1.51% 0.29%
Janus Henderson Mortgage-Backed Securities ETF - Market Price -8.34% -8.43% 1.50% –
Bloomberg U.S. MBS Index -8.48% -8.76% 0.58% –
* The Fund commenced operations on September 12, 2018.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $917.30 $1.33 $1,000.00 $1,023.41 $1.40 0.28%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 3.5%
Affirm Asset Securitization Trust, 1.6600%, 8/15/25 (144A) $ 2,150,000 $ 2,075,363
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 4,642,363 4,700,973
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 2,500,000 2,488,098
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 2,087,814 2,059,903
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 2,025,223 1,953,749
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 5,556,444 5,135,529
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 2,079,314 2,026,477
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
2,474,035 2,467,365
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
4,670,299 4,444,582
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 2,068,196 1,831,498
Total Asset-Backed Securities (cost $30,296,581) 29,183,537
Mortgage-Backed Securities - 138.8%
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 1.6387%, 2/25/50 (144A)
‡
2,254,497 2,208,044
SOFR30A + 1.5500%, 1.8387%, 2/25/50 (144A)
‡
2,673,287 2,605,803
CHT Mortgage Trust , ICE LIBOR USD 1 Month + 0.9300% , 1.4841% , 11/15/36
(144A)
‡
11,463,065 11,406,423
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,821,484 1,754,640
COLT Funding LLC , 2.3550% , 12/25/64 (144A)
‡
2,862,000 2,735,339
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 3.0679%, 4/25/31 (144A)
‡
295,325 295,324
ICE LIBOR USD 1 Month + 2.4500%, 3.1179%, 7/25/31 (144A)
‡
162,500 162,901
ICE LIBOR USD 1 Month + 4.1500%, 4.8179%, 8/25/31 (144A)
‡
2,000,000 2,018,678
ICE LIBOR USD 1 Month + 2.1500%, 2.8179%, 9/25/31 (144A)
‡
3,664,236 3,667,150
ICE LIBOR USD 1 Month + 4.1000%, 4.7679%, 9/25/31 (144A)
‡
2,000,000 2,000,003
ICE LIBOR USD 1 Month + 4.1000%, 4.7679%, 7/25/39 (144A)
‡
2,719,269 2,719,276
SOFR30A + 1.0000%, 1.2887%, 12/25/41 (144A)
‡
1,838,055 1,814,031
SOFR30A + 1.2000%, 1.4887%, 1/25/42 (144A)
‡
13,310,565 13,154,109
SOFR30A + 4.5000%, 4.7887%, 1/25/42 (144A)
‡
3,000,000 2,867,274
SOFR30A + 2.0000%, 2.2887%, 3/25/42 (144A)
‡
1,709,469 1,709,861
SOFR30A + 2.1000%, 2.3887%, 3/25/42 (144A)
‡
4,246,403 4,250,754
Eagle RE Ltd. , ICE LIBOR USD 1 Month + 0.9000% , 1.5679% , 1/25/30 (144A)
‡
1,200,000 1,191,472
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
2.8050% , 7/15/38 (144A)
‡
2,981,649 2,930,541
FHLMC
ICE LIBOR USD 1 Month + 0.3500%, 0.9041%, 2/15/32
‡
28,414 28,409
ICE LIBOR USD 1 Month + 0.6500%, 1.2041%, 3/15/32
‡
40,596 40,961
ICE LIBOR USD 1 Month + 0.5000%, 1.0541%, 7/15/32
‡
24,966 25,117
ICE LIBOR USD 1 Month + 0.4000%, 0.9541%, 1/15/33
‡
26,410 26,437
ICE LIBOR USD 1 Month + 0.2500%, 0.8041%, 9/15/35
‡
23,713 23,809
ICE LIBOR USD 1 Month + 0.5900%, 1.1441%, 10/15/37
‡
78,051 78,620
ICE LIBOR USD 1 Month + 0.3000%, 0.8541%, 8/15/40
‡
36,574 36,551
ICE LIBOR USD 1 Month + 0.5000%, 1.0541%, 9/15/40
‡
75,193 75,346
ICE LIBOR USD 1 Month + 0.5500%, 1.1041%, 4/15/41
‡
251,649 251,587
3.5000%, 8/1/42 72,520 72,036
3.5000%, 8/1/42 67,472 67,021
3.0000%, 3/1/43 646 623
3.0000%, 6/1/43 69,833 66,693
3.0000%, 11/1/43 1,176,762 1,133,433
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 2.5387%, 8/25/33 (144A)
‡
3,430,000 3,364,587
SOFR30A + 2.0500%, 2.3387%, 12/25/33 (144A)
‡
2,235,000 2,155,363
ICE LIBOR USD 1 Month + 5.1000%, 5.7679%, 6/25/50 (144A)
‡
2,124,891 2,209,771

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR Trust , ICE LIBOR USD 1 Month + 1.9500% , 2.6179% , 10/25/49
(144A)
‡
$ 4,329,326 $ 4,326,033
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 1.3000% ,
1.5887% , 2/25/42 (144A)
‡
2,646,904 2,622,204
FHLMC UMBS
3.0000%, 5/1/31 122,292 121,572
2.5000%, 12/1/31 15,314 14,883
3.0000%, 9/1/32 105,710 104,747
3.0000%, 1/1/33 62,850 62,278
2.5000%, 12/1/33 519,489 504,890
2.5000%, 11/1/34 1,117,031 1,079,629
2.0000%, 1/1/42 14,110,458 12,658,492
2.0000%, 3/1/42 181,817 163,032
2.0000%, 4/1/42 73,063 65,420
3.0000%, 3/1/43 3,000,254 2,892,106
3.0000%, 4/1/43 62,326 60,080
3.5000%, 12/1/44 614,512 608,169
3.0000%, 10/1/46 2,756,159 2,639,559
3.0000%, 12/1/46 17,969 17,208
4.0000%, 3/1/47 173,543 175,468
3.0000%, 4/1/47 1,436,917 1,376,128
4.0000%, 11/1/47 498,725 503,109
3.0000%, 12/1/47 25,866 24,771
4.5000%, 8/1/48 134,153 137,056
5.0000%, 9/1/48 84,068 87,444
4.5000%, 12/1/48 479,987 493,941
4.5000%, 12/1/48 34,488 35,614
4.0000%, 5/1/49 505,025 507,025
3.0000%, 8/1/49 106,981 101,771
3.0000%, 8/1/49 127,580 121,366
3.0000%, 8/1/49 2,812,214 2,672,981
3.5000%, 8/1/49 374,393 364,846
3.0000%, 10/1/49 4,761,054 4,529,163
3.0000%, 10/1/49 4,387,616 4,173,913
3.0000%, 11/1/49 4,460,591 4,243,335
3.0000%, 11/1/49 6,195,208 5,893,465
3.0000%, 11/1/49 3,715,600 3,534,629
3.0000%, 12/1/49 5,788,074 5,506,161
3.0000%, 3/1/50 349,198 331,176
3.5000%, 3/1/50 419,652 407,716
2.5000%, 8/1/51 1,316,380 1,203,541
2.0000%, 9/1/51 1,068,489 944,347
2.0000%, 9/1/51 1,068,797 944,620
2.5000%, 2/1/52 3,045,557 2,786,545
3.0000%, 2/1/52 1,150,721 1,088,883
3.0000%, 2/1/52 1,500,125 1,418,062
2.5000%, 3/1/52 972,304 889,073
3.0000%, 3/1/52 1,910,701 1,807,956
3.5000%, 4/1/52 941,690 918,861
3.5000%, 4/1/52 1,124,288 1,097,033
FHLMC, Multifamily Structured Pass-Through Certificates , SOFR30A + 2.0000% ,
2.2887% , 1/25/51 (144A)
‡
2,003,635 1,948,498
FNMA
ICE LIBOR USD 1 Month + 2.6000%, 3.2679%, 5/25/24
‡
2,009,780 2,028,199

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA - (continued)
ICE LIBOR USD 1 Month + 4.9000%, 5.5679%, 11/25/24
‡
$ 652,417 $ 690,063
ICE LIBOR USD 1 Month + 4.0000%, 4.6679%, 5/25/25
‡
7,171,040 7,171,116
ICE LIBOR USD 1 Month + 5.0000%, 5.6679%, 7/25/25
‡
2,703,240 2,758,680
ICE LIBOR USD 1 Month + 5.7000%, 6.3679%, 4/25/28
‡
1,144,240 1,209,646
ICE LIBOR USD 1 Month + 2.2000%, 2.8679%, 1/25/30
‡
5,691,414 5,724,594
ICE LIBOR USD 1 Month + 2.5000%, 3.1679%, 5/25/30
‡
5,625,686 5,680,246
ICE LIBOR USD 1 Month + 4.2500%, 4.9179%, 1/25/31
‡
1,307,741 1,327,735
ICE LIBOR USD 1 Month + 2.0000%, 2.6679%, 3/25/31
‡
3,239,975 3,238,166
ICE LIBOR USD 1 Month + 0.4000%, 1.0679%, 4/25/32
‡
35,359 35,394
ICE LIBOR USD 1 Month + 0.5500%, 1.2179%, 4/25/32
‡
25,142 25,254
ICE LIBOR USD 1 Month + 0.5000%, 1.1679%, 9/25/33
‡
36,421 36,519
ICE LIBOR USD 1 Month + 0.3000%, 0.9679%, 10/25/35
‡
29,068 28,914
ICE LIBOR USD 1 Month + 0.3500%, 1.0179%, 4/25/36
‡
96,547 96,277
ICE LIBOR USD 1 Month + 0.5200%, 1.1879%, 9/25/37
‡
30,114 30,221
3.0000%, 4/1/38 238,109 230,094
ICE LIBOR USD 1 Month + 0.3500%, 1.0179%, 5/25/38
‡
3,043 3,043
ICE LIBOR USD 1 Month + 0.4000%, 1.0679%, 9/25/40
‡
18,654 18,804
ICE LIBOR USD 1 Month + 55.0000%, 49.9935%, 10/25/40
‡
41,248 90,520
ICE LIBOR USD 1 Month + 0.4300%, 1.0979%, 11/25/40
‡
19,068 19,084
SOFR30A + 2.0000%, 2.2887%, 11/25/41 (144A)
‡
2,386,000 2,270,453
3.0000%, 9/1/42 276,857 266,666
ICE LIBOR USD 1 Month + 0.4000%, 1.0679%, 9/25/42
‡
12,293 12,255
3.0000%, 10/1/42 211,650 204,392
ICE LIBOR USD 1 Month + 0.3500%, 1.0179%, 10/25/42
‡
161,850 161,347
ICE LIBOR USD 1 Month + 4.0000%, 3.3321%, 11/25/42
‡
483,359 363,106
3.0000%, 1/1/43 387,555 373,288
ICE LIBOR USD 1 Month + 0.5000%, 1.1679%, 2/25/43
‡
52,261 52,296
3.0000%, 3/1/43 466,603 449,815
3.0000%, 5/1/43 113,726 109,634
3.0000%, 8/1/43 200,380 197,932
3.0000%, 6/1/46 422,593 402,151
3.0000%, 11/1/46 80,045 77,650
3.0000%, 2/1/57 1,897,759 1,802,812
3.5000%, 1/25/61
(a)
27,255,478 5,100,331
FNMA UMBS
2.5000%, 8/1/31 17,499 17,007
2.5000%, 10/1/31 19,975 19,413
2.5000%, 2/1/32 18,229 17,716
3.0000%, 11/1/34 71,135 70,094
3.0000%, 12/1/34 78,766 77,613
2.0000%, 2/1/42 6,631,846 5,938,329
2.0000%, 2/1/42 1,524,230 1,367,395
2.0000%, 2/1/42 176,625 158,155
3.0000%, 1/1/43 226,949 218,501
3.0000%, 5/1/43 1,749,903 1,686,940
3.0000%, 5/1/43 1,287,214 1,240,900
3.0000%, 10/1/44 1,051,679 1,012,534
3.5000%, 12/1/45 590,555 581,993
3.0000%, 1/1/46 18,421 17,683
3.5000%, 1/1/46 53,948 53,166
3.0000%, 3/1/46 2,175,655 2,083,479
3.0000%, 9/1/46 48,529 46,783
3.0000%, 10/1/46 1,573,803 1,507,126

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.0000%, 1/1/47 $ 438,969 $ 420,371
3.0000%, 1/1/47 378,097 364,493
3.0000%, 1/1/47 97,726 93,585
3.5000%, 3/1/47 508,203 500,835
4.0000%, 5/1/47 363,602 367,981
3.5000%, 7/1/47 449,137 442,625
3.5000%, 8/1/47 170,593 168,496
3.5000%, 12/1/47 178,387 176,193
3.0000%, 2/1/48 554,200 532,001
3.0000%, 4/1/48 29,753,365 28,682,821
5.0000%, 5/1/48 1,958,212 2,032,579
3.5000%, 7/1/48 11,637,148 11,433,372
4.0000%, 2/1/49 1,345,275 1,349,441
3.0000%, 8/1/49 131,307 124,913
3.0000%, 8/1/49 138,408 131,668
3.0000%, 9/1/49 248,990 236,665
3.0000%, 5/1/50 3,160,893 2,995,332
2.5000%, 10/1/50 707,113 648,526
2.5000%, 1/1/51 10,892,610 9,985,923
2.5000%, 6/1/51 14,709,574 13,501,910
2.5000%, 8/1/51 144,539 132,190
2.0000%, 9/1/51 983,501 869,244
3.0000%, 9/1/51 3,989,524 3,768,264
2.5000%, 10/1/51 2,108,168 1,927,130
2.5000%, 12/1/51 26,001,838 23,826,811
2.5000%, 12/1/51 42,675,287 39,062,433
2.5000%, 1/1/52 6,861,139 6,280,281
2.5000%, 2/1/52 6,676,024 6,109,546
2.5000%, 2/1/52 33,197,774 30,374,427
3.0000%, 2/1/52 13,063,046 12,327,146
2.5000%, 3/1/52 1,110,500 1,015,416
2.5000%, 3/1/52 1,171,917 1,071,346
2.5000%, 3/1/52 1,971,619 1,803,940
2.5000%, 3/1/52 386,618 353,982
2.5000%, 3/1/52 18,836,920 17,224,047
2.5000%, 3/1/52 6,408,621 5,864,468
2.5000%, 3/1/52 17,231,046 15,765,610
3.0000%, 3/1/52 5,615,475 5,308,102
3.0000%, 3/1/52 14,723,397 13,894,124
3.0000%, 3/1/52 24,128,959 22,763,331
3.0000%, 4/1/52 15,143,091 14,285,447
3.0000%, 4/1/52 4,152,734 3,925,291
3.0000%, 4/1/52 4,724,428 4,470,215
3.5000%, 4/1/52 4,507,955 4,398,591
3.5000%, 4/1/52 1,393,244 1,358,958
3.5000%, 4/1/52 1,297,532 1,266,054
3.5000%, 4/1/52 4,056,744 3,956,914
3.5000%, 4/1/52 1,698,233 1,657,034
FNMA/FHLMC UMBS
2.0000%, TBA, 15 Year Maturity
(b)
40,833,003 38,255,624
2.5000%, TBA, 15 Year Maturity
(b)
20,449,526 19,568,172
3.0000%, TBA, 15 Year Maturity
(b)
62,427,503 61,186,944
3.5000%, TBA, 15 Year Maturity
(b)
49,447,329 49,471,064

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA/FHLMC UMBS - (continued)
4.0000%, TBA, 15 Year Maturity
(b)
$ 1,501,500 $ 1,525,284
2.0000%, TBA, 30 Year Maturity
(b)
92,550,080 81,571,327
3.5000%, TBA, 30 Year Maturity
(b)
76,150,565 73,824,774
4.0000%, TBA, 30 Year Maturity
(b)
68,400,000 67,750,549
4.5000%, TBA, 30 Year Maturity
(b)
70,203,000 70,740,755
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 6.4520% , 9/25/29
(144A)
‡
1,334,438 1,348,732
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 0.9944%, 8/16/29
‡
23,511 23,558
ICE LIBOR USD 1 Month + 0.4000%, 0.9944%, 7/20/34
‡
48,706 48,761
ICE LIBOR USD 1 Month + 0.3000%, 0.8944%, 8/16/34
‡
36,752 36,687
ICE LIBOR USD 1 Month + 0.2000%, 0.7944%, 6/20/35
‡
28,339 28,154
ICE LIBOR USD 1 Month + 0.1500%, 0.7444%, 8/20/35
‡
34,492 34,137
ICE LIBOR USD 1 Month + 0.3000%, 0.8944%, 4/20/37
‡
11,750 11,696
ICE LIBOR USD 1 Month + 0.3100%, 0.9044%, 6/20/37
‡
32,813 32,712
ICE LIBOR USD 1 Month + 0.3200%, 0.9144%, 7/20/37
‡
51,613 51,486
ICE LIBOR USD 1 Month + 0.5000%, 1.0944%, 10/20/37
‡
39,719 39,944
ICE LIBOR USD 1 Month + 0.5000%, 1.0944%, 10/20/37
‡
16,289 16,381
ICE LIBOR USD 1 Month + 0.5000%, 1.0944%, 2/20/38
‡
32,095 32,248
ICE LIBOR USD 1 Month + 0.5000%, 1.0944%, 2/20/38
‡
65,280 65,648
ICE LIBOR USD 1 Month + 0.6000%, 1.1944%, 1/16/40
‡
10,768 10,883
ICE LIBOR USD 1 Month + 0.3500%, 0.9444%, 6/20/40
‡
791 790
ICE LIBOR USD 1 Month + 0.4300%, 1.0244%, 10/16/40
‡
53,537 53,667
0.0000%, 5/16/41
¤
5,022,742 4,121,599
ICE LIBOR USD 1 Month + 0.3000%, 0.8944%, 7/20/41
‡
25,144 25,129
4.5000%, 2/20/48 1,582,227 1,635,584
4.0000%, 5/20/48 347,739 349,702
4.0000%, 6/20/48 1,163,528 1,170,097
4.5000%, 7/20/48 316,026 322,552
4.5000%, 11/20/48 204,730 209,774
5.0000%, 1/20/49 10,505 11,048
4.0000%, 2/20/49 240,730 239,651
4.0000%, 4/20/49 191,809 190,950
3.0000%, 7/20/51 20,731,056 19,793,458
3.0000%, 8/20/51 33,789,624 32,307,636
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 19,549,091
3.0000%, TBA, 30 Year Maturity
(b)
2,920,876 2,783,209
3.5000%, TBA, 30 Year Maturity
(b)
28,311,337 27,685,855
4.0000%, TBA, 30 Year Maturity
(b)
18,017,249 18,031,122
JP Morgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
687,210 636,372
Mello Warehouse Securitization Trust , ICE LIBOR USD 1 Month + 2.7500% ,
3.4179% , 2/25/55 (144A)
‡
3,489,000 3,479,824
PRPM LLC
2.3630%, 10/25/26 (144A)
Ç
6,425,951 6,147,020
2.4870%, 10/25/26 (144A)
Ç
12,501,690 12,023,086
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,845,857
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,400,904
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
926,532 839,317
4.0000%, 9/25/49 (144A)
‡
150,292 151,135
TPI Re- Remic Trust
0.0000%, 7/25/46 (144A)
¤
5,274,000 5,016,240

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
TPI Re- Remic Trust - (continued)
0.0000%, 8/25/46 (144A)
¤
$ 3,230,000 $ 3,060,872
Total Mortgage-Backed Securities (cost $1,194,507,557) 1,154,765,443
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New Residential Investment Corp. (cost $991,600) 40,000 936,800
Investment Companies - 21.9%
Money Market Funds - 21.9%
Janus Henderson Cash Liquidity Fund LLC, 0.4357%
£,∞
(cost $182,644,339) 182,633,112 182,651,375
Total Investments (total cost $1,408,440,077 ) - 164.3% 1,367,537,155
Liabilities, net of Cash, Receivables and Other Assets - (64.3%) (535,267,925)
Net Assets - 100.0% $832,269,230
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,366,345,683 99.9%
Bermuda 1,191,472 0.1
Total $ 1,367,537,155 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (15.8)%
Mortgage-Backed Securities - (15.8)%
FNMA/FHLMC UMBS, 2.5000%, TBA, 30 Year Maturity
(b)
$ (76,870,588) $ (70,090,525)
FNMA/FHLMC UMBS, 3.0000%, TBA, 30 Year Maturity
(b)
(65,448,899) (61,685,391)
Total Securities Sold Short (proceeds $134,273,428) $ (131,775,916)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (131,775,916) 100.0%
$– – %

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/22
Investment Company - 21.9%
Money Market Funds - 21.9%
Janus Henderson Cash Liquidity Fund LLC, 0.4357%
∞
$ 180,551 $ (1,526) $ 1,526 $ 182,651,375
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
188
Δ
– – –
Total Affiliated Investments - 21.9% $ 180,739 $ (1,526) $ 1,526 $ 182,651,375
Market Value
at 10/31/21 Purchases Sales
Market Value
at 4/30/22
Investment Company - 21.9%
Money Market Funds - 21.9%
Janus Henderson Cash Liquidity Fund LLC, 0.4357%
∞
$ 484,064,930 $ 689,599,742 $ (991,013,297) $ 182,651,375
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2698%
∞
22,880 106,040 (128,920) –
Total Affiliated Investments - 21.9% $ 484,087,810 $ 689,705,782 $ (991,142,217) $ 182,651,375
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Ultra Bonds 214 6/21/22 $ 27,606,000 $ (585,226)
U.S. Treasury 5 Year Notes 385 6/30/22 43,378,672 (177,119)
U.S. Treasury Ultra Bonds 17 6/21/22 2,727,438 (401,114)
Total - Futures Long (1,163,459)
Futures Short:
U.S. Treasury 10 Year Notes 300 6/21/22 (35,746,875) 1,584,045
U.S. Treasury 2 Year Notes 680 6/30/22 (143,352,500) 533,260
Total - Futures Short 2,117,305
Total $953,846
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/27 $ 15,000,000 $ (322,218) $ 816,424 $ 494,206
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 68,000,000 (604,939) 1,092,389 487,450
Total (927,157) 1,908,813 $981,656

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2022.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2022
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Swaps - centrally cleared $981,656 $— $981,656
Futures contracts — 2,117,305 2,117,305
Total Asset Derivatives $981,656 $2,117,305 $3,098,961
Liability Derivatives:
Futures contracts — (1,163,459) (1,163,459)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended April 30, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(916,112) (916,112)
Swap contracts (64,346) — (64,346)
Total $(64,346) $(916,112) (980,458)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $608,615 $608,615
Swap contracts 991,688 — 991,688
Total $991,688 $608,615 $1,600,303
Average ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2022
Futures contracts:
Average notional amount of contracts - long $43,233,492
Average notional amount of contracts - short 54,689,792
Credit default swaps:
Average notional amount - buy protection 70,000,000

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
12 April 30, 2022
Bloomberg U.S.
MBS Index
Bloomberg U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2022
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $144,521,428 which represents 17.4% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 13
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 29,183,537 $ —
Mortgage-Backed Securities — 1,154,765,443 —
Preferred Stock 936,800 — —
Investment Companies 182,651,375 — —
Total Investments in Securities $ 183,588,175 $ 1,183,948,980 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 981,656 $ —
Futures Contracts 2,117,305 — —
Total Other Financial Instruments $ 2,117,305 $ 981,656 $ —
Total Assets $ 185,705,480 $ 1,184,930,636 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 131,775,916 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 1,163,459 $ — $ —
Total Liabilities $ 1,163,459 $ 131,775,916 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
14 April 30, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,225,795,738) $ 1,184,885,780
Affiliated investments, at value (cost $182,644,339) 182,651,375
Due from broker for centrally cleared swaps 1,908,541
Due from broker for futures 1,380,000
Receivable for variation margin on swaps 559,026
Receivable for variation margin on futures contracts 267,348
Receivables:
Investments sold 46,770,091
TBA investments sold 865,031,419
Dividends 17,500
Interest 1,163,937
Affiliated securities lending income, net 66
Total Assets 2,284,635,083
Liabilities:
TBA sales commitments, at value (proceeds $134,273,428) 131,775,916
Payables: —
Due to custodian 187,250
Investments purchased 49,504,792
TBA investments purchased 1,270,707,694
Management fees 190,201
Total Liabilities 1,452,365,853
Net Assets $ 832,269,230
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 909,563,454
Total distributable earnings (loss) (77,294,224)
Total Net Assets $ 832,269,230
Net Assets $ 832,269,230
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 17,225,000
Net Asset Value Per Share $ 48 .32

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 5,744,739
Dividends from affiliates 180,551
Dividends 3,816
Affiliated securities lending income, net     188
Total Investment Income 5,929,294
Expenses:
Management Fees 1,208,531
Total Expenses 1,208,531
Net Investment Income/(Loss) 4,720,763
Net Realized Gain/(Loss) on Investments:
Investments $ (8,476,930)
Investments in affiliates (1,526)
TBA sales commitments (32,140,192)
Futures contracts (916,112)
Swap contracts (64,346)
Total Net Realized Gain/(Loss) on Investments $ (41,599,106)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (42,302,841)
Investments in affiliates 1,526
TBA sales commitments 2,479,174
Futures contracts 608,615
Swap contracts 991,688
Total Change in Unrealized Net Appreciation/Depreciation $ (38,221,838)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (75,100,181)

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
16 April 30, 2022
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 4,720,763 $ 8,838,954
Net realized gain/(loss) on investments (41,599,106) (3,754)
Change in unrealized net appreciation/depreciation (38,221,838) (3,716,678)
Net Increase/(Decrease) in Net Assets Resulting from Operations (75,100,181) 5,118,522
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (4,352,321) (13,788,144)
Net Decrease from Dividends and Distributions to Shareholders (4,352,321) (13,788,144)
Capital Share Transactions 63,347,965 278,398,450
Net Increase/(Decrease) in Net Assets (16,104,537) 269,728,828
Net Assets: — —
Beginning of Period   848,373,767 578,644,939
End of Period $ 832,269,230 $ 848,373,767

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022
(unaudited) and each year or period ended October 31 2022 2021 2020 2019 2018
(1)
Net Asset Value, Beginning of Period $52.94 $53.58 $52.62 $49.53 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.28 0.66 1.22 1.56 0.17
Net realized and unrealized gain/(loss) (4.64) (0.19) 1.51 3.03 (0.64)
Total from Investment Operations (4.36) 0.47 2.73 4.59 (0.47)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.26) (1.00) (1.77) (1.50) —
Distributions (from capital gains) — (0.11) — — —
Total Dividends and Distributions (0.26) (1.11) (1.77) (1.50) —
Net Asset Value, End of Period $48.32 $52.94 $53.58 $52.62 $49.53
Total Return
*
(8.27)% 0.88% 5.30%
(3)
9.40%
(3)
(0.94)%
Net assets, End of Period (in thousands) $832,269 $848,374 $578,645 $168,381 $32,193
Average Net Assets for the Period (in thousands) $874,904 $712,596 $369,845 $78,797 $30,452
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.28% 0.28% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 1.09% 1.24% 2.31% 3.05% 2.67%
Portfolio Turnover Rate
(4)(5)
47% 162% 300% 348% 91%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2022
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2022
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2022.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses
(if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.28% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2022 through February 28, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.28% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2022
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC
(the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940
Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2022 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $13,463,359 in purchases.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts,TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$ — $(113,659) $(113,659)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,408,440,077 $1,204,131 $(42,107,053) $(40,902,922)
Period Ended April 30, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 4,525,000 $ 230,174,051 6,050,000 $ 322,380,877
Shares repurchased (3,325,000) (166,826,086) (825,001) (43,982,427)
Net Increase/(Decrease) 1,200,000 $ 63,347,965 5,224,999 $ 278,398,450
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$565,839,146 $225,575,760 $ — $ —

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
30 April 30, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 31
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”),
on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF
(“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities
ETF (“JMBS”) and Janus Henderson AAA CLO ETF (“JAAA” and, together with VNLA, JSML, JSMD and JMBS, the
“Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent
Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent
Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management
Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefore; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The
Trustees also considered information received and reviewed in connection with meetings held on March 14, 2022 and on April 6, 2022 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefore, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
32 April 30, 2022
baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that contractual management fee for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd, 3rd, 2nd, 1
st
, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd,
4th, 2nd, 1st, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further considered that the Adviser had voluntarily agreed to cap the expenses of VNLA and JMBS to the extent that the Funds’
total expense ratio exceeded 0.23% and 0.28%, respectively, for at least the period February 28, 2022 through February
28, 2023. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2022 until February 28, 2023.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs and mutual funds (as applicable) in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 33
The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, three-year period, four-year period and/or five-year period, as applicable. The Board noted that for the one-, two-, three-, four- and five-year periods ended December 31, 2021, respectively, JSMD was reported to be in the 4th, 4th, 4th,
3rd and 3rd quintiles; JSML was reported to be in the 5th, 4th, 4th, 3rd and 3rd quintiles; and VNLA was reported to be in the 3rd, 4th, 4th, 3rd and 3rd quintiles. JMBS was reported to be in the 2nd, 1st and 1st quintile for the one-, two- and three-year periods, respectively. JAAA was reported to be in the 5th quintile for its first one-year period. The Board also reviewed supplemental performance information prepared by the Adviser for each Fund for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021 (each period as applicable). The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Mortgage-Backed Securities ETF
Liquidity Risk Management Program
(unaudited)
34 April 30, 2022
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Mortgage-Backed Securities ETF
Notes
Janus Detroit Street Trust 35

Janus Henderson Mortgage-Backed Securities ETF
Notes
36 April 30, 2022

Janus Henderson Mortgage-Backed Securities ETF
Notes
Janus Detroit Street Trust 37

125-24-93085 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 22
Liquidity Risk Management Program ................. 25
INVESTMENT OBJECTIVE
Janus Henderson AAA CLO ETF (JAAA) seeks capital preservation and current income by seeking to deliver floating-rate exposure to high-quality AAA rated collateralized loan obligations (CLOs).
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 101.0%
Investment Companies 0.6%
101.6%

Janus Henderson AAA CLO ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson AAA CLO ETF - NAV -0.35% 0.30% 1.14% 0.26%
Janus Henderson AAA CLO ETF - Market Price -0.29% 0.35% 1.18% –
J.P. Morgan CLO AAA Index -0.22% 0.47% 1.30% –
* The Fund commenced operations on October 16, 2020.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $996.50 $1.24 $1,000.00 $1,023.55 $1.25 0.25%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 101.0%
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%, 2.2164%,
1/15/35 (144A)
‡
$ 10,000,000 $ 9,958,000
AB BSL CLO 2 Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1000%, 2.1443%,
4/15/34 (144A)
‡
15,000,000 14,780,595
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
2.1327%, 4/20/33 (144A)
‡
5,500,000 5,441,463
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 2.1443%,
7/15/31 (144A)
‡
6,000,000 5,947,380
AMMC CLO XII Ltd. 2013-12A AR2, ICE LIBOR USD 3 Month + 0.9500%,
1.3163%, 11/10/30 (144A)
‡
20,000,000 19,842,140
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
2.2881%, 1/28/31 (144A)
‡
6,500,000 6,467,188
Apex Credit CLO 2021 Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
2.2543%, 7/18/34 (144A)
‡
1,476,000 1,449,059
Apidos CLO XX Ltd. 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%,
2.1443%, 7/16/31 (144A)
‡
4,205,000 4,181,116
Apidos CLO XXIX Ltd. 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%,
2.4840%, 7/25/30 (144A)
‡
2,000,000 1,986,468
Ares XXXIV CLO Ltd. 2015-2A AR2, ICE LIBOR USD 3 Month + 1.2500%,
2.2943%, 4/17/33 (144A)
‡
12,500,000 12,427,962
Assurant CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.0400%, 2.1027%,
4/20/31 (144A)
‡
5,800,000 5,754,586
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 2.4943%,
8/23/30 (144A)
‡
2,000,000 1,993,216
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 2.0743%,
7/15/32 (144A)
‡
9,000,000 8,881,119
Battalion CLO VIII Ltd. 2015-8A A1R2, ICE LIBOR USD 3 Month + 1.0700%,
2.1143%, 7/18/30 (144A)
‡
15,000,000 14,929,860
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 2.1627%, 1/20/31 (144A)
‡
3,000,000 2,983,557
Benefit Street Partners CLO XXII Ltd. 2020-22A AR, CME Term SOFR 3 Month +
1.3500%, 1.6667%, 4/20/35 (144A)
‡
20,000,000 19,977,480
BlueMountain Fuji US CLO II Ltd. 2017-2A A1AR, ICE LIBOR USD 3 Month +
1.0000%, 2.0627%, 10/20/30 (144A)
‡
15,000,000 14,905,635
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 2.1943%, 1/15/30 (144A)
‡
3,500,000 3,470,341
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
1.4690%, 1/30/31 (144A)
‡
3,010,000 2,972,264
Canyon CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%, 2.2143%,
10/15/34 (144A)
‡
22,000,000 21,700,668
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%, 3.1627%,
10/20/27 (144A)
‡
1,000,000 978,705
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%, 2.3127%,
1/20/30 (144A)
‡
4,527,000 4,456,687
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 2.2043%,
10/15/35 (144A)
‡
22,000,000 21,770,408
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 2.1827%, 10/20/29
(144A)
‡
6,389,780 6,373,320
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 2.0643%, 4/17/31
(144A)
‡
5,900,000 5,858,086
CBAM Ltd. 2020-13A B1, ICE LIBOR USD 3 Month + 1.8000%, 2.8627%, 1/20/34
(144A)
‡
7,500,000 7,459,380
CBAM Ltd. 2019-11RA A1, ICE LIBOR USD 3 Month + 1.1800%, 2.2427%, 1/20/35
(144A)
‡
16,897,000 16,759,932

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 2.5627%,
1/20/35 (144A)
‡
$ 13,889,000 $ 13,744,554
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 2.1083%,
4/23/29 (144A)
‡
9,481,824 9,448,590
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 2.2827%,
7/20/30 (144A)
‡
10,000,000 9,977,630
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%,
2.9943%, 10/18/30 (144A)
‡
1,000,000 981,584
CIFC Funding Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.1100%, 2.2463%,
1/22/31 (144A)
‡
2,000,000 1,986,844
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 2.1443%,
7/18/31 (144A)
‡
2,500,000 2,485,592
CIFC Funding Ltd. 2016-1A BRR, ICE LIBOR USD 3 Month + 1.7000%, 2.7983%,
10/21/31 (144A)
‡
9,357,000 9,225,141
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 3.7443%,
1/16/33 (144A)
‡
1,500,000 1,499,092
CIFC Funding Ltd. 2014-4RA A1AR, ICE LIBOR USD 3 Month + 1.1700%,
2.2143%, 1/17/35 (144A)
‡
42,500,000 42,083,075
CIFC Funding Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1300%, 2.3140%,
1/23/35 (144A)
‡
14,576,000 14,410,096
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 2.2427%,
10/20/30 (144A)
‡
3,000,000 2,987,325
Dryden 37 Senior Loan Fund 2015-37A AR, ICE LIBOR USD 3 Month + 1.1000%,
2.1443%, 1/15/31 (144A)
‡
3,000,000 2,984,553
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
2.0143%, 4/15/31 (144A)
‡
14,450,000 14,329,458
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 2.1643%,
1/15/31 (144A)
‡
19,402,000 19,310,539
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%, 2.0143%,
4/18/31 (144A)
‡
17,250,000 17,110,706
Dryden 75 CLO Ltd. 2019-75A AR2, ICE LIBOR USD 3 Month + 1.0400%,
2.0843%, 4/15/34 (144A)
‡
27,500,000 27,066,600
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%, 2.1943%,
10/15/35 (144A)
‡
30,000,000 29,633,820
Eaton Vance CLO Ltd. 2020-1A AR, ICE LIBOR USD 3 Month + 1.1700%,
2.2143%, 10/15/34 (144A)
‡
25,000,000 24,763,325
Elmwood CLO X Ltd. 2021-3A A, ICE LIBOR USD 3 Month + 1.0400%, 2.1027%,
10/20/34 (144A)
‡
40,890,000 40,437,266
Elmwood CLO X Ltd. 2021-3A B, ICE LIBOR USD 3 Month + 1.6000%, 2.6627%,
10/20/34 (144A)
‡
5,000,000 4,942,845
Galaxy XVIII CLO Ltd. 2018-28A A1, ICE LIBOR USD 3 Month + 1.1000%,
2.1443%, 7/15/31 (144A)
‡
1,000,000 991,967
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
2.0627%, 4/20/31 (144A)
‡
4,000,000 3,968,552
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 2.2863%,
1/22/31 (144A)
‡
2,000,000 1,990,114
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3
Month + 1.1000%, 2.1627%, 7/20/34 (144A)
‡
4,500,000 4,449,983
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A A, ICE LIBOR USD 3
Month + 1.0700%, 2.1327%, 1/20/33 (144A)
‡
26,631,000 26,402,240
GoldentTree Loan Management US CLO 1 Ltd. 2021-11A A, ICE LIBOR USD 3
Month + 1.1300%, 2.1927%, 10/20/34 (144A)
‡
10,000,000 9,889,970
Greywolf CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%, 2.2427%,
10/20/31 (144A)
‡
2,000,000 1,988,818

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 1.4064%, 3/15/27 (144A)
‡
$ 3,000,000 $ 2,996,280
HPS Loan Management Ltd. 2021-16A A1, ICE LIBOR USD 3 Month + 1.1400%,
2.3240%, 1/23/35 (144A)
‡
31,198,000 30,740,856
KKR CLO 12 Ltd. 12 BR2, ICE LIBOR USD 3 Month + 1.7000%, 2.7443%,
10/15/30 (144A)
‡
5,000,000 4,953,440
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 2.2127%, 10/20/31
(144A)
‡
1,000,000 993,403
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 2.1427%,
4/20/32 (144A)
‡
6,670,000 6,606,428
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 3.3443%,
7/15/34 (144A)
‡
1,300,000 1,291,086
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 2.2127%, 7/20/31
(144A)
‡
3,000,000 2,977,572
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 2.2843%, 7/15/27
(144A)
‡
662,176 662,111
Logan CLO II Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1500%, 1.3974%,
1/20/35 (144A)
‡
24,196,521 23,916,616
Logan CLO III Ltd. 2022-1A A, CME Term SOFR 3 Month + 1.5400%, 0.0000%,
4/21/35 (144A)
‡
12,000,000 11,997,888
Madison Park Funding XLVIII Ltd. 2021-48A A, ICE LIBOR USD 3 Month +
1.1500%, 2.1943%, 4/19/33 (144A)
‡
25,000,000 24,876,425
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 2.5249%, 7/27/30 (144A)
‡
4,750,000 4,725,689
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 2.4389%, 7/29/30 (144A)
‡
3,000,000 2,992,959
Magnetite XIV-R Ltd. 2015-14RA A1, ICE LIBOR USD 3 Month + 1.1200%,
2.1643%, 10/18/31 (144A)
‡
10,250,000 10,194,978
Magnetite XV Ltd. 2015-15A CR, ICE LIBOR USD 3 Month + 1.8000%, 2.9840%,
7/25/31 (144A)
‡
2,700,000 2,664,571
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 2.1627%,
7/20/31 (144A)
‡
21,400,000 21,281,508
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 2.0343%,
1/15/34 (144A)
‡
18,306,000 18,122,098
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
2.3040%, 7/25/34 (144A)
‡
6,000,000 5,938,854
Magnetite XXVIII Ltd. 2020-28A AR, ICE LIBOR USD 3 Month + 1.1300%,
2.1927%, 1/20/35 (144A)
‡
40,000,000 39,495,560
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
2.2243%, 12/18/30 (144A)
‡
3,000,000 2,985,033
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 2.3127%,
10/20/30 (144A)
‡
2,250,000 2,234,725
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, ICE LIBOR USD 3
Month + 1.0800%, 2.1243%, 10/16/33 (144A)
‡
23,000,000 22,777,682
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A BR, ICE LIBOR USD 3
Month + 1.6000%, 2.6443%, 10/16/33 (144A)
‡
4,725,000 4,670,010
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A A1R, CME Term SOFR 3
Month + 1.2400%, 2.0912%, 1/20/35 (144A)
‡
20,000,000 19,971,540
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 2.1043%, 4/16/33 (144A)
‡
4,500,000 4,466,421
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 2.1443%, 7/16/35 (144A)
‡
6,000,000 5,930,544
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 2.1743%, 7/17/35 (144A)
‡
15,060,000 14,953,707

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 2.1643%,
4/15/31 (144A)
‡
$ 3,000,000 $ 2,974,755
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 2.2937%,
4/26/31 (144A)
‡
1,250,000 1,242,579
OCP CLO Ltd. 2016-12A AR2, CME Term SOFR 3 Month + 1.2700%, 1.9910%,
4/18/33 (144A)
‡
20,000,000 19,977,260
OCP CLO Ltd. 2015-10A BR2, ICE LIBOR USD 3 Month + 1.6500%, 2.8637%,
1/26/34 (144A)
‡
13,250,000 13,003,020
Octagon 56 Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1600%, 2.2043%,
10/15/34 (144A)
‡
15,000,000 14,793,285
Octagon Investment Partners 24 Ltd. 2015-1A BS, ICE LIBOR USD 3 Month +
1.9000%, 2.9983%, 4/21/31 (144A)
‡
5,000,000 5,000,320
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 2.3127%, 1/20/30 (144A)
‡
2,000,000 1,977,246
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 2.2127%, 10/20/34 (144A)
‡
25,268,000 24,920,540
Octagon Investment Partners 48 Ltd. 2020-3A BR, ICE LIBOR USD 3 Month +
1.6000%, 2.6627%, 10/20/34 (144A)
‡
7,560,000 7,420,836
Octagon Investment Partners 50 Ltd. 2020-4A AR, ICE LIBOR USD 3 Month +
1.1500%, 2.1943%, 1/15/35 (144A)
‡
10,000,000 9,863,640
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 2.1840%, 1/25/31 (144A)
‡
5,900,000 5,856,942
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
1.6681%, 11/18/31 (144A)
‡
6,000,000 5,957,766
OHA Credit Funding 3 Ltd. 2019-3A AR, ICE LIBOR USD 3 Month + 1.1400%,
2.2027%, 7/2/35 (144A)
‡
60,000,000 59,416,380
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
2.4943%, 4/18/33 (144A)
‡
1,350,000 1,339,645
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
2.2343%, 1/18/34 (144A)
‡
13,000,000 12,902,331
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
2.8983%, 1/21/30 (144A)
‡
1,000,000 983,935
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
2.1443%, 7/16/31 (144A)
‡
56,312,000 56,052,908
Palmer Square CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%,
2.2143%, 10/15/34 (144A)
‡
25,000,000 24,724,150
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 2.3640%,
7/24/31 (144A)
‡
1,500,000 1,490,689
PPM CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1500%, 2.1943%, 7/15/31
(144A)
‡
6,000,000 5,932,458
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 2.3540%,
4/23/34 (144A)
‡
5,000,000 4,955,825
Rad CLO 14 Ltd. 2021-14A A, ICE LIBOR USD 3 Month + 1.1700%, 1.3996%,
1/15/35 (144A)
‡
20,000,000 19,694,880
Regatta Funding LP 2013-2A A1R3, ICE LIBOR USD 3 Month + 0.8500%,
1.8943%, 1/15/29 (144A)
‡
15,248,418 15,162,493
Regatta XXIII Funding Ltd. 2021-4A A1, ICE LIBOR USD 3 Month + 1.1500%,
2.2127%, 1/20/35 (144A)
‡
36,479,491 35,945,796
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%, 1.5964%,
8/15/30 (144A)
‡
24,250,000 24,115,437
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
2.2627%, 7/20/34 (144A)
‡
3,825,000 3,772,506
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
3.0627%, 4/20/33 (144A)
‡
2,000,000 1,967,656

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
2.3127%, 10/20/31 (144A)
‡
$ 4,000,000 $ 3,968,112
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
2.0443%, 4/15/31 (144A)
‡
11,500,000 11,399,410
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
2.1943%, 4/18/31 (144A)
‡
5,000,000 4,969,190
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
2.3343%, 4/18/33 (144A)
‡
2,650,000 2,639,437
THL Credit Wind River CLO Ltd. 2013-2A AR2, ICE LIBOR USD 3 Month +
1.0000%, 2.0443%, 10/18/30 (144A)
‡
3,750,000 3,723,390
THL Credit Wind River CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month +
1.1600%, 2.2227%, 7/20/34 (144A)
‡
20,010,000 19,766,638
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 2.2143%,
7/15/34 (144A)
‡
8,580,000 8,501,973
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%,
1.6660%, 1/18/35 (144A)
‡
8,000,000 7,816,568
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 2.1443%,
7/18/31 (144A)
‡
3,766,000 3,730,178
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
2.2643%, 10/15/29 (144A)
‡
25,020,769 24,892,187
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 2.0643%,
4/17/30 (144A)
‡
4,376,418 4,350,335
Voya CLO Ltd. 2016-1A A1R, ICE LIBOR USD 3 Month + 1.0700%, 2.1327%,
1/20/31 (144A)
‡
10,450,000 10,382,535
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 2.1043%,
4/15/31 (144A)
‡
1,000,000 992,460
Voya CLO Ltd. 2014-1A AAR2, ICE LIBOR USD 3 Month + 0.9900%, 2.0343%,
4/18/31 (144A)
‡
12,992,763 12,900,566
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 1.9943%,
4/19/31 (144A)
‡
5,566,000 5,515,583
Voya CLO Ltd. 2013-3A A1RR, ICE LIBOR USD 3 Month + 1.1500%, 2.1943%,
10/18/31 (144A)
‡
1,993,114 1,977,665
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 3.0127%,
7/20/34 (144A)
‡
2,000,000 1,936,086
Total Collateralized Loan Obligations (cost $1,398,851,766) 1,389,122,469
Investment Companies - 0.6%
Money Market Funds - 0.6%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$8,432,533) 8,432,533 8,432,533
Total Investments (total cost $1,407,284,299 ) - 101.6% 1,397,555,002
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (22,050,391)
Net Assets - 100.0% $1,375,504,611
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,397,555,002 100.0%
– –

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $1,389,122,469 which represents 101.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,389,122,469 $ —
Investment Companies 8,432,533 — —
Total Assets $ 8,432,533 $ 1,389,122,469 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Financial Statements.
Assets:
Investments, at value (cost $1,407,284,299) $ 1,397,555,002
Cash 8,729
Receivables:
Investments sold 429,231
Interest 1,443,675
Total Assets 1,399,436,637
Liabilities:
Payables: —
Investments purchased 23,678,407
Management fees 253,619
Total Liabilities 23,932,026
Net Assets $ 1,375,504,611
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,383,676,543
Total distributable earnings (loss) (8,171,932)
Total Net Assets $ 1,375,504,611
Net Assets $ 1,375,504,611
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 27,500,000
Net Asset Value Per Share $ 50 .02

Janus Henderson AAA CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Interest $ 5,127,611
Dividends 3,237
Total Investment Income 5,130,848
Expenses:
Management Fees 845,176
Total Expenses 845,176
Net Investment Income/(Loss) 4,285,672
Net Realized Gain/(Loss) on Investments:
Investments $ 2,669
Total Net Realized Gain/(Loss) on Investments $ 2,669
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (10,433,669)
Total Change in Unrealized Net Appreciation/Depreciation $ (10,433,669)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (6,145,328)

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
12 April 30, 2022
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Operations:
Net investment income/(loss) $ 4,285,672 $ 1,694,271
Net realized gain/(loss) on investments 2,669 326,356
Change in unrealized net appreciation/depreciation (10,433,669) 1,269,540
Net Increase/(Decrease) in Net Assets Resulting from Operations (6,145,328) 3,290,167
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (3,239,366) (1,562,707)
Net Decrease from Dividends and Distributions to Shareholders (3,239,366) (1,562,707)
Capital Share Transactions 1,124,887,539 138,788,004
Net Increase/(Decrease) in Net Assets 1,115,502,845 140,515,464
Net Assets: — —
Beginning of Period   260,001,766 119,486,302
End of Period $ 1,375,504,611 $ 260,001,766

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.31 0.58 0.02
Net realized and unrealized gain/(loss) (0.49) 0.69 (0.23)
Total from Investment Operations (0.18) 1.27 (0.21)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.29) (0.57) —
Total Dividends and Distributions (0.29) (0.57) —
Net Asset Value, End of Period $50.02 $50.49 $49.79
Total Return
*
(0.35)% 2.55% (0.42)%
Net assets, End of Period (in thousands) $1,375,505 $260,002 $119,486
Average Net Assets for the Period (in thousands) $703,272 $146,235 $95,755
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.25% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 1.23% 1.16% 1.29%
Portfolio Turnover Rate
(3)
9% 42% 0%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2 020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.25% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $201,985,703 in purchases.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
Over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,407,284,299 $139,041 $(9,868,338) $(9,729,297)
Period Ended April 30, 2022 Year Ended October 31, 2021
Shares Amount Shares Amount
Shares sold 22,350,000 $ 1,124,887,539 2,750,000 $ 138,789,012
Shares repurchased — — (20) (1,008)
Net Increase/(Decrease) 22,350,000 $ 1,124,887,539 2,749,980 $ 138,788,004
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,207,724,175 $67,377,531 $ — $ —

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2022
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”),
on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF
(“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Mortgage-Backed Securities
ETF (“JMBS”) and Janus Henderson AAA CLO ETF (“JAAA” and, together with VNLA, JSML, JSMD and JMBS, the
“Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent
Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent
Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management
Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefore; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The
Trustees also considered information received and reviewed in connection with meetings held on March 14, 2022 and on April 6, 2022 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefore, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The comparative reporting indicated that contractual management fee for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd, 3rd, 2nd, 1
st
, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, JMBS and JAAA were in the 3rd,
4th, 2nd, 1st, and 1st quintiles, respectively, as compared to each Fund’s respective peer grouping. The Board further considered that the Adviser had voluntarily agreed to cap the expenses of VNLA and JMBS to the extent that the Funds’
total expense ratio exceeded 0.23% and 0.28%, respectively, for at least the period February 28, 2022 through February
28, 2023. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2022 until February 28, 2023.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs and mutual funds (as applicable) in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2022
The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one-year period, two-year period, three-year period, four-year period and/or five-year period, as applicable. The Board noted that for the one-, two-, three-, four- and five-year periods ended December 31, 2021, respectively, JSMD was reported to be in the 4th, 4th, 4th,
3rd and 3rd quintiles; JSML was reported to be in the 5th, 4th, 4th, 3rd and 3rd quintiles; and VNLA was reported to be in the 3rd, 4th, 4th, 3rd and 3rd quintiles. JMBS was reported to be in the 2nd, 1st and 1st quintile for the one-, two- and three-year periods, respectively. JAAA was reported to be in the 5th quintile for its first one-year period. The Board also reviewed supplemental performance information prepared by the Adviser for each Fund for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021 (each period as applicable). The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson AAA CLO ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93087 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

INVESTMENT OBJECTIVE
Janus Henderson U.S. Real Estate ETF (JRE) seeks total return through a combination of capital appreciation and current income.
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Prologis, Inc.
Equity Real Estate Investment Trusts (REITs) 11.8%
VICI Properties, Inc.
Equity Real Estate Investment Trusts (REITs) 7.9%
Sun Communities, Inc.
Equity Real Estate Investment Trusts (REITs) 6.8%
Alexandria Real Estate Equities, Inc.
Equity Real Estate Investment Trusts (REITs) 6.7%
Rexford Industrial Realty, Inc.
Equity Real Estate Investment Trusts (REITs) 5.5%
38.7%
Sector Allocation
– (% of Net Assets)
Financial 99.0%
Investment Companies 0.9%
99.9%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson U.S. Real Estate ETF - NAV 0.03% 7.94% 0.65%
Janus Henderson U.S. Real Estate ETF - Market Price -0.45% 7.86% –
FTSE Nareit Equity REITs Index -0.64% 6.72% –
* The Fund commenced operations on June 22, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $1,000.30 $3.22 $1,000.00 $1,021.57 $3.26 0.65%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.0%
Diversified Telecommunication Services - 1.7%
Radius Global Infrastructure, Inc.* 15,895 $ 197,416
Equity Real Estate Investment Trusts (REITs) - 95.8%
Agree Realty Corp. 5,247 356,376
Alexandria Real Estate Equities, Inc. 4,174 760,336
CubeSmart 10,743 510,400
Equity LifeStyle Properties, Inc. 7,072 546,524
Essex Property Trust, Inc. 1,468 483,368
Invitation Homes, Inc. 15,552 619,281
Life Storage, Inc. 3,898 516,446
National Retail Properties, Inc. 10,716 469,789
Park Hotels & Resorts, Inc. 29,847 588,284
Prologis, Inc. 8,367 1,341,146
Rexford Industrial Realty, Inc. 8,046 627,910
SBA Communications Corp. 1,161 402,995
SITE Centers Corp. 15,775 250,823
Spirit Realty Capital, Inc. 13,591 590,529
Sun Communities, Inc. 4,402 772,859
UDR, Inc. 11,563 615,267
VICI Properties, Inc. 29,901 891,342
Welltower , Inc. 5,906 536,324
10,879,999
Real Estate Management & Development - 1.5%
Tricon Residential, Inc. 11,616 168,962
Total Common Stocks (cost $10,847,311) 11,246,377
Investment Companies - 0.9%
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio, 0.3500%
∞
(cost $98,132) 98,132 98,132
Total Investments (total cost $10,945,443 ) - 99.9% 11,344,509
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 6,675
Net Assets - 100.0% $11,351,184
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,175,547 98.5%
Canada 168,962 1.5
Total $ 11,344,509 100.0%

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
FTSE Nareit Equity
REITs Index
FTSE Nareit Equity REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 11,246,377 $ — $ —
Investment Companies 98,132 — —
Total Assets $ 11,344,509 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Financial Statements.
Assets:
Investments, at value (cost $10,945,443) $ 11,344,509
Cash 1,710
Receivables:
Dividends 11,301
Total Assets 11,357,520
Liabilities:
Payables: —
Management fees 6,336
Total Liabilities 6,336
Net Assets $ 11,351,184
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 10,696,374
Total distributable earnings (loss) 654,810
Total Net Assets $ 11,351,184
Net Assets $ 11,351,184
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 425,001
Net Asset Value Per Share $ 26 .71

Janus Henderson U.S. Real Estate ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 134,511
Foreign tax withheld (102)
Total Investment Income 134,409
Expenses:
Management Fees 36,938
Total Expenses 36,938
Net Investment Income/(Loss) 97,471
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 390,885
Total Net Realized Gain/(Loss) on Investments $ 390,885
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (527,568)
Total Change in Unrealized Net Appreciation/Depreciation $ (527,568)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (39,212)

Janus Henderson U.S. Real Estate ETF
Statement of Changes in Net Assets
8 April 30, 2022
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 97,471 $ 71,184
Net realized gain/(loss) on investments 390,885 (187,876)
Change in unrealized net appreciation/depreciation (527,568) 926,634
Net Increase/(Decrease) in Net Assets Resulting from Operations (39,212) 809,942
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (86,039) (29,881)
Net Decrease from Dividends and Distributions to Shareholders (86,039) (29,881)
Capital Share Transactions 41,785 10,654,589
Net Increase/(Decrease) in Net Assets (83,466) 11,434,650
Net Assets: — —
Beginning of Period   11,434,650 —
End of Period $ 11,351,184 $ 11,434,650
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $26.90 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.23 0.17
Net realized and unrealized gain/(loss) (0.22) 1.80
Total from Investment Operations 0.01
(3)
1.97
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.20) (0.07)
Total Dividends and Distributions (0.20) (0.07)
Net Asset Value, End of Period $26.71 $26.90
Total Return
*
0.03% 7.90%
Net assets, End of Period (in thousands) $11,351 $11,435
Average Net Assets for the Period (in thousands) $11,467 $10,790
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 1.71% 1.84%
Portfolio Turnover Rate
(4)
36% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
10 April 30, 2022
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC)
is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than
NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2022
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies which may include real estate investment trust
("REIT"), common stocks, preferred and convertible securities of issuers in real estate-related industries.
REIT Risk
REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a
REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
As of April 30, 2022, the Adviser owned 1 shares or less than 0.00% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(183,315) $ — $(183,315)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$10,945,443 $645,168 $(246,102) $399,066
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 50,000 $ 1,357,429 425,001 $ 10,654,589
Shares repurchased (50,000) (1,315,644) — —
Net Increase/(Decrease) — $ 41,785 425,001 $ 10,654,589
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,018,456 $4,001,320 $ — $ —

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
During the period ended April 30, 2022, the Fund had net realized gain of $83,031 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,346,399 $1,306,732 $ — $ —

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 17
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson U.S. Real Estate ETF
Liquidity Risk Management Program
(unaudited)
18 April 30, 2022
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson U.S. Real Estate ETF
Notes
Janus Detroit Street Trust 19

Janus Henderson U.S. Real Estate ETF
Notes
20 April 30, 2022

Janus Henderson U.S. Real Estate ETF
Notes
Janus Detroit Street Trust 21

125-24-93088 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

INVESTMENT OBJECTIVE
Janus Henderson International Sustainable Equity ETF (SXUS)
seeks long-term growth of capital.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Nintendo Co. Ltd.
Entertainment 6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.
Semiconductors & Semiconductor Equipment 5.2%
Intact Financial Corp.
Insurance 4.7%
AIA Group Ltd.
Insurance 4.5%
Boralex , Inc.
Independent Power and Renewable Electricity Producers 4.2%
24.8%
Sector Allocation
– (% of Net Assets)
Technology 22.2%
Industrial 21.7%
Consumer, Cyclical 13.2%
Financial 12.6%
Utilities 11.5%
Consumer, Non-cyclical 11.0%
Communications 3.9%
Energy 1.7%
Investment Companies 1.3%
Basic Materials 0.7%
99.8%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson International Sustainable Equity ETF - NAV -23.51% -28.46% 0.60%
Janus Henderson International Sustainable Equity ETF - Market Price -24.45% -29.22% –
MSCI All Country World ex USA IndexSM -11.87% -13.39% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $764.90 $2.63 $1,000.00 $1,021.82 $3.01 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98.5%
Chemicals - 0.7%
Calix Ltd.* 33,069 $ 206,804
Containers & Packaging - 1.8%
DS Smith plc 131,743 547,320
Electric Utilities - 3.7%
SSE plc 46,694 1,095,395
Electrical Equipment - 10.3%
Legrand SA 7,193 643,181
Nidec Corp. 11,900 784,301
Schneider Electric SE 7,794 1,132,208
Vestas Wind Systems A/S 19,918 516,417
3,076,107
Electronic Equipment, Instruments & Components - 7.0%
Murata Manufacturing Co. Ltd. 16,300 980,567
Shimadzu Corp. 33,400 1,104,654
2,085,221
Entertainment - 6.2%
Nintendo Co. Ltd. 4,000 1,849,645
Health Care Equipment & Supplies - 7.4%
Fisher & Paykel Healthcare Corp. Ltd. 37,562 524,162
Nanosonics Ltd.* 84,585 241,643
Olympus Corp. 63,800 1,137,035
Siemens Healthineers AG (144A) 5,988 323,811
2,226,651
Health Care Providers & Services - 0.5%
New Horizon Health Ltd. (144A)* 73,230 159,225
Independent Power and Renewable Electricity Producers - 7.9%
Boralex , Inc. - Class A 42,221 1,272,197
Innergex Renewable Energy, Inc. 80,421 1,082,306
2,354,503
Insurance - 12.6%
AIA Group Ltd. 135,778 1,345,467
Allianz SE 4,464 1,018,150
Intact Financial Corp. 9,987 1,404,377
3,767,994
Interactive Media & Services - 0.4%
Thinkific Labs, Inc.* 55,276 126,723
Leisure Products - 4.0%
Shimano, Inc. 3,600 647,422
Yamaha Corp. 14,100 544,149
1,191,571
Machinery - 4.3%
Alstom SA 29,447 656,095
Knorr- Bremse AG 8,654 623,913
1,280,008
Professional Services - 6.9%
SMS Co. Ltd. 18,000 429,994
TechnoPro Holdings, Inc. 34,700 891,872
Wolters Kluwer NV 7,254 739,089
2,060,955
Semiconductors & Semiconductor Equipment - 11.7%
ASML Holding NV 1,672 966,604
Infineon Technologies AG 33,571 972,162
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 16,713 1,553,139
3,491,905

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Software - 10.1%
Constellation Software, Inc. 471 $ 745,120
Kinaxis , Inc.* 4,732 526,350
Lightspeed Commerce, Inc.* 21,386 480,413
Linklogis , Inc. - Class B (144A)* 907,606 875,662
Rakus Co. Ltd. 32,400 404,375
3,031,920
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG 4,397 898,593
Total Common Stocks (cost $41,306,795) 29,450,540
Investment Companies - 1.3%
Money Market Funds - 1.3%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$399,200) 399,200 399,200
Total Investments (total cost $41,705,995 ) - 99.8% 29,849,740
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 62,489
Net Assets - 100.0% $29,912,229
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 8,774,014 29.4%
Canada 5,637,486 18.9
Germany 3,836,629 12.9
France 2,431,484 8.1
Netherlands 1,705,693 5.7
United Kingdom 1,642,715 5.5
Taiwan 1,553,139 5.2
Hong Kong 1,345,467 4.5
China 1,034,887 3.5
New Zealand 524,162 1.8
Denmark 516,417 1.7
Australia 448,447 1.5
United States 399,200 1.3
Total $ 29,849,740 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
6 April 30, 2022
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $1,358,698 which represents 4.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 29,450,540 $ — $ —
Investment Companies 399,200 — —
Total Assets $ 29,849,740 $ — $ —

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Investments, at value (cost $41,705,995) $ 29,849,740
Cash 500
Receivables:
Dividends 77,601
Total Assets 29,927,841
Liabilities:
Foreign cash due to custodian (cost $37) 37
Payables: —
Management fees 15,575
Total Liabilities 15,612
Net Assets $ 29,912,229
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 43,197,061
Total distributable earnings (loss) (13,284,832)
Total Net Assets $ 29,912,229
Net Assets $ 29,912,229
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,675,001
Net Asset Value Per Share $ 17 .86

Janus Henderson International Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
8 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 222,051
Foreign tax withheld (26,326)
Total Investment Income 195,725
Expenses:
Management Fees 112,402
Total Expenses 112,402
Net Investment Income/(Loss) 83,323
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (1,435,698)
Total Net Realized Gain/(Loss) on Investments $ (1,435,698)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (8,400,200)
Total Change in Unrealized Net Appreciation/Depreciation $ (8,400,200)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (9,752,575)

Janus Henderson International Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 83,323 $ 40,700
Net realized gain/(loss) on investments (1,435,698) (93,640)
Change in unrealized net appreciation/depreciation (8,400,200) (3,460,463)
Net Increase/(Decrease) in Net Assets Resulting from Operations (9,752,575) (3,513,403)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (55,762) —
Net Decrease from Dividends and Distributions to Shareholders (55,762) —
Capital Share Transactions (5,877,220) 49,111,189
Net Increase/(Decrease) in Net Assets (15,685,557) 45,597,786
Net Assets: — —
Beginning of Period   45,597,786 —
End of Period $ 29,912,229 $ 45,597,786
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson International Sustainable Equity ETF
Financial Highlights
10 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $23.38 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.05 0.02
Net realized and unrealized gain/(loss) (5.54) (1.64)
(3)
Total from Investment Operations (5.49) (1.62)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.03) —
Total Dividends and Distributions (0.03) —
Net Asset Value, End of Period $17.86 $23.38
Total Return
*
(23.51)% (6.48)%
(4)
Net assets, End of Period (in thousands) $29,912 $45,598
Average Net Assets for the Period (in thousands) $37,622 $42,044
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.45% 0.67%
Portfolio Turnover Rate
(5)
3% 9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Capital. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(4) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Capital for realized investment losses.  Excluding this item, total return would have been (6.56)%.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital.  The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2022
are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets Index
SM
. Emerging market countries in which the Fund
may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries.
The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies.
Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2022, the Adviser owned 1,600,001 shares or 95.52% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2022, the Fund had net realized loss of $419,875 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(45,553) $(5,064) $(50,617)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$41,705,995 $73,224 $(11,929,479) $(11,856,255)
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold — $ — 2,000,001 $ 50,284,289
Shares repurchased (275,000) (5,877,220) (50,000) (1,173,100)
Net Increase/(Decrease) (275,000) $ (5,877,220) 1,950,001 $ 49,111,189
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$990,708 $3,248,095 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$ — $3,127,677 $ — $ —

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Foreign Taxes Paid $8,743
Foreign Source Income $49,917

Janus Henderson International Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
20 April 30, 2022
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson International Sustainable Equity ETF
Notes
Janus Detroit Street Trust 21

125-24-93089 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Net Zero Transition
Resources ETF
Janus Detroit Street Trust

Janus Henderson Net Zero Transition Resources ETF

INVESTMENT OBJECTIVE
Janus Henderson Net Zero Transition Resources ETF (JZRO) seeks long-term growth of capital.
Tim Gerrard Darko Kuzmanovic Tal Lomnitzer Daniel Sullivan
co-portfolio manager co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Champion Iron Ltd.
Metals & Mining 4.6%
Nucor Corp.
Metals & Mining 4.4%
Air Products and Chemicals, Inc.
Chemicals 4.4%
Anglo American plc
Metals & Mining 4.3%
Freeport-McMoRan, Inc.
Metals & Mining 4.3%
22.0%
Sector Allocation
– (% of Net Assets)
Basic Materials 65.8%
Consumer, Non-cyclical 11.4%
Industrial 9.6%
Investment Companies 4.4%
Energy 3.5%
Financial 2.7%
Utilities 2.3%
99.7%

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Net Zero Transition Resources ETF - NAV 6.91% 9.21% 0.60%
Janus Henderson Net Zero Transition Resources ETF - Market Price 6.10% 8.57% –
S&P Global Natural Resources Index 14.02% 18.52% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $1,069.10 $3.08 $1,000.00 $1,021.82 $3.01 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 95.3%
Building Products - 2.9%
Johnson Controls International plc 27,591 $ 1,651,873
Chemicals - 13.9%
Air Products and Chemicals, Inc. 10,526 2,463,821
Koninklijke DSM NV 6,393 1,083,134
Mosaic Co. (The) 33,279 2,077,275
Nutrien Ltd. 22,752 2,247,339
7,871,569
Containers & Packaging - 6.7%
Ball Corp. 21,383 1,735,444
Smurfit Kappa Group plc 48,405 2,077,319
3,812,763
Electric Utilities - 2.3%
Orsted A/S (144A) 11,389 1,280,663
Electrical Equipment - 4.6%
Ballard Power Systems, Inc.* 52,217 435,942
Nexans SA 13,577 1,254,700
Vestas Wind Systems A/S 34,495 894,356
2,584,998
Equity Real Estate Investment Trusts (REITs) - 2.7%
Weyerhaeuser Co. 37,238 1,534,950
Food Products - 11.4%
Archer-Daniels-Midland Co. 26,506 2,373,877
Beyond Meat, Inc.* 8,490 313,111
Costa Group Holdings Ltd. 737,101 1,749,562
Salmar ASA 11,707 971,337
Synlait Milk Ltd.* 459,402 1,052,557
6,460,444
Independent Power and Renewable Electricity Producers - 1.2%
Scatec ASA (144A) 53,533 663,664
Metals & Mining - 38.0%
Alcoa Corp. 23,400 1,586,520
Allkem Ltd.* 143,258 1,247,127
Anglo American plc 54,532 2,455,152
AVZ Minerals Ltd.* 310,209 218,246
Champion Iron Ltd. 504,824 2,626,073
Filo Mining Corp.* 65,299 1,025,941
Freeport-McMoRan, Inc. 59,885 2,428,337
IGO Ltd. 133,456 1,249,050
Ivanhoe Mines Ltd. - Class A* 130,699 1,053,323
Liontown Resources Ltd.* 138,302 143,987
Lynas Rare Earths Ltd.* 72,009 468,746
MP Materials Corp.* 11,902 452,752
Norsk Hydro ASA 139,655 1,198,300
Nucor Corp. 16,082 2,489,172
Solaris Resources, Inc.* 104,400 1,049,677
Talon Metals Corp.* 1,987,495 1,088,570
Turquoise Hill Resources Ltd.* 25,804 707,664
21,488,637
Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp. 29,046 753,848
NexGen Energy Ltd.* 405,553 2,008,647
2,762,495
Paper & Forest Products - 5.3%
Stora Enso OYJ - Class R 83,078 1,656,017

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
West Fraser Timber Co. Ltd. 15,419 $ 1,362,200
3,018,217
Professional Services - 1.4%
Jacobs Engineering Group, Inc. 5,574 772,278
Total Common Stocks (cost $51,707,456) 53,902,551
Investment Companies - 4.4%
Money Market Funds - 4.4%
JPMorgan Prime Money Market Fund, 0.3660%
∞
(cost $2,471,728) 2,469,977 2,471,706
Total Investments (total cost $54,179,184 ) - 99.7% 56,374,257
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 158,542
Net Assets - 100.0% $56,532,799
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 22,351,116 39.7%
Canada 11,733,151 20.8
Australia 7,234,045 12.8
Norway 2,833,301 5.0
United Kingdom 2,455,152 4.4
Denmark 2,175,019 3.9
Ireland 2,077,319 3.7
Finland 1,656,017 2.9
France 1,254,700 2.2
Netherlands 1,083,134 1.9
New Zealand 1,052,557 1.9
Malaysia 468,746 0.8
Total $ 56,374,257 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
6 April 30, 2022
SOI
S&P Global Natural
Resources Index
S&P Global Natural Resources Index reflects the performance of large publicly-traded natural resource and commodities companies across agribusiness, energy, and metals and mining.
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $1,944,327 which represents 3.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 53,902,551 $ — $ —
Investment Companies 2,471,706 — —
Total Assets $ 56,374,257 $ — $ —

Janus Henderson Net Zero Transition Resources ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Investments, at value (cost $54,179,184) $ 56,374,257
Cash denominated in foreign currency (cost $17) 18
Receivables:
Dividends 187,493
Total Assets 56,561,768
Liabilities:
Payables: —
Due to custodian 500
Management fees 28,469
Total Liabilities 28,969
Net Assets $ 56,532,799
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 53,133,459
Total distributable earnings (loss) 3,399,340
Total Net Assets $ 56,532,799
Net Assets $ 56,532,799
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,100,001
Net Asset Value Per Share $ 26 .92

Janus Henderson Net Zero Transition Resources ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
8 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 458,971
Foreign tax withheld (6,127)
Total Investment Income 452,844
Expenses:
Management Fees 154,484
Total Expenses 154,484
Net Investment Income/(Loss) 298,360
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 1,489,075
Total Net Realized Gain/(Loss) on Investments $ 1,489,075
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 1,369,124
Total Change in Unrealized Net Appreciation/Depreciation $ 1,369,124
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 3,156,559

Janus Henderson Net Zero Transition Resources ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 298,360 $ 102,396
Net realized gain/(loss) on investments 1,489,075 34,072
Change in unrealized net appreciation/depreciation 1,369,124 823,330
Net Increase/(Decrease) in Net Assets Resulting from Operations 3,156,559 959,798
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (717,017) —
Net Decrease from Dividends and Distributions to Shareholders (717,017) —
Capital Share Transactions 3,006,254 50,127,205
Net Increase/(Decrease) in Net Assets 5,445,796 51,087,003
Net Assets: — —
Beginning of Period   51,087,003 —
End of Period $ 56,532,799 $ 51,087,003
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Net Zero Transition Resources ETF
Financial Highlights
10 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $25.54 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.15 0.06
Net realized and unrealized gain/(loss) 1.59 0.48
Total from Investment Operations 1.74 0.54
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.36) —
Total Dividends and Distributions (0.36) —
Net Asset Value, End of Period $26.92 $25.54
Total Return
*
6.91% 2.16%
Net assets, End of Period (in thousands) $56,533 $51,087
Average Net Assets for the Period (in thousands) $51,963 $44,399
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 1.16% 1.59%
Portfolio Turnover Rate
(3)
19% 6%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson Net Zero Transition Resources ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the
1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2022
are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Natural Resources Investment Risk
Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2022, the Adviser owned 1,800,001 shares or 85.71% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$54,179,184 $6,312,733 $(4,117,660) $2,195,073

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2022, the Fund had net realized gain of $155,366 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold 200,000 $ 5,579,224 2,000,001 $ 50,127,205
Shares repurchased (100,000) (2,572,970) — —
Net Increase/(Decrease) 100,000 $ 3,006,254 2,000,001 $ 50,127,205
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$9,876,675 $12,236,779 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$5,367,347 $2,545,353 $ — $ —

Janus Henderson Net Zero Transition Resources ETF
Additional Information
(unaudited)
18 April 30, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Foreign Taxes Paid $10,125
Foreign Source Income $84,777

Janus Henderson Net Zero Transition Resources ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 19
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Net Zero Transition Resources ETF
Notes
20 April 30, 2022

Janus Henderson Net Zero Transition Resources ETF
Notes
Janus Detroit Street Trust 21

125-24-93090 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

INVESTMENT OBJECTIVE
Janus Henderson Sustainable Corporate Bond ETF (SCRD) seeks
total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 34.8%
Consumer, Non-cyclical 22.5%
Technology 12.1%
Industrial 8.6%
Consumer, Cyclical 6.6%
Investment Companies 4.7%
Utilities 4.0%
Communications 2.8%
Energy 1.4%
Basic Materials 1.2%
98.7%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Sustainable Corporate Bond ETF - NAV -12.46% -13.24% 0.35%
Janus Henderson Sustainable Corporate Bond ETF - Market Price -12.64% -13.36% –
Bloomberg U.S. Corporate Bond Index -12.75% -13.25% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $875.40 $1.63 $1,000.00 $1,023.06 $1.76 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 94.0%
Basic Materials - 1.2%
Ecolab, Inc., 2.7000%, 11/1/26 $ 438,000 $ 422,834
Communications - 2.8%
Amazon.com, Inc., 3.0000%, 4/13/25 125,000 124,604
Comcast Corp., 4.1500%, 10/15/28 93,000 93,501
Comcast Corp., 3.9990%, 11/1/49 242,000 218,122
FactSet Research Systems, Inc., 2.9000%, 3/1/27 78,000 73,746
FactSet Research Systems, Inc., 3.4500%, 3/1/32 141,000 129,364
Netflix, Inc., 3.6250%, 6/15/25 (144A) 110,000 107,525
Netflix, Inc., 4.8750%, 6/15/30 (144A) 220,000 214,502
961,364
Consumer, Cyclical - 6.6%
Aptiv plc, 4.3500%, 3/15/29 83,000 81,146
Aptiv plc, 4.4000%, 10/1/46 184,000 159,707
General Motors Financial Co., Inc., 3.1000%, 1/12/32 195,000 164,460
Hasbro, Inc., 3.5000%, 9/15/27 223,000 214,134
Hasbro, Inc., 5.1000%, 5/15/44 219,000 209,912
Home Depot, Inc. (The), 2.7000%, 4/1/23 393,000 394,098
Home Depot, Inc. (The), 2.8750%, 4/15/27 29,000 28,088
Home Depot, Inc. (The), 3.2500%, 4/15/32 49,000 45,864
Lithia Motors, Inc., 3.8750%, 6/1/29 (144A) 59,000 53,275
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 241,000 221,117
Lowe's Cos., Inc., 3.7500%, 4/1/32 36,000 33,983
Lowe's Cos., Inc., 4.2500%, 4/1/52 102,000 91,658
Marriott International, Inc., 4.1500%, 12/1/23 101,000 102,225
Marriott International, Inc., 4.0000%, 4/15/28 99,000 96,025
Whirlpool Corp., 4.0000%, 3/1/24 162,000 163,474
Whirlpool Corp., 4.6000%, 5/15/50 227,000 209,404
2,268,570
Consumer, Non-cyclical - 22.5%
Abbott Laboratories, 2.9500%, 3/15/25 279,000 277,509
Abbott Laboratories, 6.1500%, 11/30/37 99,000 119,602
AbbVie, Inc., 2.9500%, 11/21/26 122,000 116,827
AbbVie, Inc., 3.2000%, 11/21/29 121,000 112,597
AbbVie, Inc., 4.2500%, 11/21/49 128,000 117,230
Amgen, Inc., 2.3000%, 2/25/31 107,000 92,056
Amgen, Inc., 2.7700%, 9/1/53 161,000 110,982
Anthem, Inc., 1.5000%, 3/15/26 85,000 78,228
Anthem, Inc., 2.5500%, 3/15/31 149,000 130,890
Anthem, Inc., 3.6000%, 3/15/51 96,000 80,868
Boston Scientific Corp., 1.9000%, 6/1/25 117,000 110,781
Boston Scientific Corp., 2.6500%, 6/1/30 160,000 142,158
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 196,000 196,971
Centene Corp., 2.6250%, 8/1/31 173,000 143,713
Cigna Corp., 3.0000%, 7/15/23 84,000 84,041
Cigna Corp., 2.3750%, 3/15/31 151,000 129,240
Cigna Corp., 3.4000%, 3/15/50 317,000 248,826
Coca-Cola Co. (The), 2.9000%, 5/25/27 140,000 136,528
Coca-Cola Co. (The), 2.8750%, 5/5/41 213,000 177,652
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 238,000 189,829
CSL UK Holdings Ltd., 3.8500%, 4/27/27 (144A) 48,000 47,728
CSL UK Holdings Ltd., 4.2500%, 4/27/32 (144A) 120,000 118,961
CSL UK Holdings Ltd., 4.6250%, 4/27/42 (144A) 224,000 220,042
CVS Health Corp., 3.3750%, 8/12/24 164,000 163,562

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
CVS Health Corp., 3.7500%, 4/1/30 $ 217,000 $ 207,350
CVS Health Corp., 4.1250%, 4/1/40 324,000 294,418
General Mills, Inc., 2.2500%, 10/14/31 220,000 184,130
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A) 250,000 235,742
HCA, Inc., 5.2500%, 6/15/26 93,000 95,842
HCA, Inc., 4.1250%, 6/15/29 98,000 93,762
HCA, Inc., 3.5000%, 9/1/30 184,000 164,833
HCA, Inc., 5.2500%, 6/15/49 121,000 115,327
Humana, Inc., 3.1500%, 12/1/22 373,000 374,236
Humana, Inc., 3.1250%, 8/15/29 101,000 93,185
Humana, Inc., 3.9500%, 8/15/49 91,000 80,270
Illumina, Inc., 0.5500%, 3/23/23 109,000 106,925
Illumina, Inc., 2.5500%, 3/23/31 173,000 147,403
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 79,000 65,836
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 107,000 86,850
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 214,000 186,359
Medtronic Global Holdings SCA, 3.3500%, 4/1/27 139,000 137,052
Medtronic, Inc., 4.0000%, 4/1/43 76,000 72,787
Novartis Capital Corp., 2.2000%, 8/14/30 113,000 100,517
Novartis Capital Corp., 2.7500%, 8/14/50 148,000 116,490
PayPal Holdings, Inc., 2.6500%, 10/1/26 207,000 198,273
PayPal Holdings, Inc., 3.2500%, 6/1/50 97,000 76,714
Pfizer, Inc., 3.6000%, 9/15/28 95,000 94,986
Pfizer, Inc., 4.2000%, 9/15/48 136,000 135,835
Royalty Pharma plc, 2.1500%, 9/2/31 208,000 167,273
Royalty Pharma plc, 3.5500%, 9/2/50 150,000 110,358
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 120,000 110,220
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 89,000 77,607
Sysco Corp., 6.6000%, 4/1/40 157,000 187,099
Verisk Analytics, Inc., 3.6250%, 5/15/50 265,000 221,678
7,686,178
Energy - 1.4%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 25,000 23,428
Enbridge, Inc., 2.5000%, 8/1/33 335,000 276,978
Sabine Pass Liquefaction LLC, 5.6250%, 3/1/25 133,000 137,685
Targa Resources Corp., 4.2000%, 2/1/33 21,000 19,903
457,994
Financial - 34.8%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 331,000 294,256
Air Lease Corp., 3.1250%, 12/1/30 260,000 224,554
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 200,000 199,239
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 210,000 182,240
American Express Co., 3.3750%, 5/3/24 222,000 221,823
American Express Co., 4.0500%, 5/3/29 222,000 219,924
American Homes 4 Rent LP, 3.3750%, 7/15/51 219,000 163,820
American Tower Corp., 2.4000%, 3/15/25 84,000 80,749
American Tower Corp., 3.1000%, 6/15/50 179,000 125,097
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 2.0000%, 4.1750%, 3/24/28
‡
400,000 388,056
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
243,000 239,355
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
336,000 277,407
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
217,000 183,320
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
210,000 182,732

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 $ 105,000 $ 93,409
BlackRock, Inc., 3.2000%, 3/15/27 303,000 297,666
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
200,000 171,548
Boston Properties LP, 4.5000%, 12/1/28 91,000 91,592
Boston Properties LP, 2.5500%, 4/1/32 220,000 184,248
Brown & Brown, Inc., 4.9500%, 3/17/52 101,000 96,923
Charles Schwab Corp. (The), 3.2000%, 3/2/27 98,000 95,755
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
174,000 147,486
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
216,000 185,314
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
76,000 66,361
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
93,000 83,782
CME Group, Inc., 3.7500%, 6/15/28 290,000 287,926
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 219,000 198,399
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 514,000 499,469
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 36,000 34,371
Crown Castle International Corp., 2.9000%, 4/1/41 135,000 100,661
Crown Castle International Corp., 4.1500%, 7/1/50 151,000 131,519
Digital Realty Trust LP, 4.4500%, 7/15/28 132,000 132,034
Equinix , Inc., 1.5500%, 3/15/28 112,000 95,432
Equinix , Inc., 2.5000%, 5/15/31 219,000 183,975
Equinix , Inc., 3.4000%, 2/15/52 147,000 113,835
Goldman Sachs Group, Inc. (The), SOFR + 1.1140%, 2.6400%, 2/24/28
‡
167,000 153,460
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
184,000 160,799
Healthpeak Properties, Inc., 1.3500%, 2/1/27 292,000 261,967
Healthpeak Properties, Inc., 2.8750%, 1/15/31 2,000 1,777
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
219,000 202,422
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
333,000 292,701
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
247,000 217,304
Lloyds Banking Group plc, 4.6500%, 3/24/26 516,000 518,640
Mastercard , Inc., 3.3750%, 4/1/24 278,000 280,396
Mastercard , Inc., 3.5000%, 2/26/28 95,000 94,074
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
334,000 291,154
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
279,000 223,216
Nasdaq, Inc., 1.6500%, 1/15/31 237,000 190,347
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 586,000 500,694
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
479,000 401,530
PNC Financial Services Group, Inc. (The), 2.6000%, 7/23/26 144,000 138,323
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 105,000 93,851
Raymond James Financial, Inc., 3.7500%, 4/1/51 194,000 170,146
Rexford Industrial Realty LP, 2.1500%, 9/1/31 341,000 279,380
Rocket Mortgage LLC, 4.0000%, 10/15/33 (144A) 118,000 94,536
Sun Communities Operating LP, 2.7000%, 7/15/31 284,000 241,785
SVB Financial Group, 1.8000%, 2/2/31 231,000 184,836
Truist Bank, 2.2500%, 3/11/30 446,000 385,411
US Bancorp, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
0.9500%, 2.4910%, 11/3/36
‡
218,000 183,292
Visa, Inc., 2.0000%, 8/15/50 98,000 66,144
11,902,462
Industrial - 8.6%
Canadian Pacific Railway Co., 1.7500%, 12/2/26 221,000 202,799
Canadian Pacific Railway Co., 3.0000%, 12/2/41 221,000 179,716

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
FedEx Corp., 3.2500%, 4/1/26 $ 141,000 $ 139,016
FedEx Corp., 3.2500%, 5/15/41 213,000 170,470
Johnson Controls International plc, 1.7500%, 9/15/30 345,000 288,538
Norfolk Southern Corp., 3.1500%, 6/1/27 100,000 96,616
Norfolk Southern Corp., 2.3000%, 5/15/31 25,000 21,684
Otis Worldwide Corp., 2.0560%, 4/5/25 215,000 204,600
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,754
Otis Worldwide Corp., 3.3620%, 2/15/50 120,000 93,790
Owens Corning, 3.9500%, 8/15/29 161,000 157,448
Owens Corning, 4.3000%, 7/15/47 168,000 149,317
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 268,000 267,990
Trimble, Inc., 4.9000%, 6/15/28 281,000 283,984
Waste Management, Inc., 2.4000%, 5/15/23 185,000 184,237
Waste Management, Inc., 2.5000%, 11/15/50 103,000 73,535
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 207,000 198,242
Xylem, Inc., 1.9500%, 1/30/28 133,000 119,958
Xylem, Inc., 4.3750%, 11/1/46 129,000 120,330
2,954,024
Technology - 12.1%
Adobe, Inc., 3.2500%, 2/1/25 382,000 383,312
Apple, Inc., 3.0000%, 11/13/27 89,000 86,737
Apple, Inc., 2.7000%, 8/5/51 271,000 207,743
Apple, Inc., 2.8500%, 8/5/61 241,000 181,123
Autodesk, Inc., 3.5000%, 6/15/27 200,000 194,550
Autodesk, Inc., 2.8500%, 1/15/30 103,000 93,325
Broadcom Corp., 3.8750%, 1/15/27 98,000 95,584
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 276,000 234,267
Marvell Technology, Inc., 2.9500%, 4/15/31 435,000 377,780
Micron Technology, Inc., 4.1850%, 2/15/27 155,000 153,862
Micron Technology, Inc., 5.3270%, 2/6/29 143,000 148,039
NVIDIA Corp., 1.5500%, 6/15/28 221,000 194,551
NXP BV, 2.7000%, 5/1/25 (144A) 147,000 140,523
Oracle Corp., 2.8750%, 3/25/31 41,000 34,792
Oracle Corp., 3.9500%, 3/25/51 133,000 101,024
salesforce.com, Inc., 2.9000%, 7/15/51 172,000 134,613
salesforce.com, Inc., 3.0500%, 7/15/61 105,000 80,155
SK Hynix, Inc., 2.3750%, 1/19/31 (144A) 200,000 166,190
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 358,000 355,828
TSMC Arizona Corp., 3.8750%, 4/22/27 200,000 199,061
TSMC Arizona Corp., 4.1250%, 4/22/29 200,000 199,100
VMware, Inc., 4.5000%, 5/15/25 178,000 180,355
VMware, Inc., 4.7000%, 5/15/30 90,000 89,472
Workday, Inc., 3.5000%, 4/1/27 39,000 38,015
Workday, Inc., 3.7000%, 4/1/29 30,000 28,654
Workday, Inc., 3.8000%, 4/1/32 46,000 43,526
4,142,181
Utilities - 4.0%
AES Corp. (The), 1.3750%, 1/15/26 109,000 97,649
American Water Capital Corp., 3.8500%, 3/1/24 101,000 101,719
American Water Capital Corp., 2.3000%, 6/1/31 8,000 6,966
American Water Capital Corp., 3.2500%, 6/1/51 144,000 116,866
Dominion Energy, Inc., 2.2500%, 8/15/31 227,000 190,934
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 552,000 466,235

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 $ 288,000 $ 254,994
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
154,000 133,999
1,369,362
Total Corporate Bonds (cost $37,337,407) 32,164,969
Investment Companies - 4.7%
Money Market Funds - 4.7%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$1,602,197) 1,602,197 1,602,197
Total Investments (total cost $38,939,604 ) - 98.7% 33,767,166
Cash, Receivables and Other Assets, net of Liabilities - 1.3% 451,239
Net Assets - 100.0% $34,218,405
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 28,605,913 84.7%
United Kingdom 1,306,901 3.9
Australia 699,093 2.1
Canada 659,493 2.0
Netherlands 639,992 1.9
Ireland 535,109 1.6
Luxembourg 405,042 1.2
Spain 388,056 1.2
Mexico 189,829 0.5
France 171,548 0.5
South Korea 166,190 0.4
Total $ 33,767,166 100.0%
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 9 6/30/22 $ 1,897,313 $ (14,227)
U.S. Treasury Long Bonds 27 6/21/22 3,798,563 (374,562)
Total - Futures Long (388,789)
Futures Short:
U.S. Treasury 10 Year Notes 9 6/21/22 (1,072,406) 32,427
U.S. Treasury 10 Year Ultra Bonds 41 6/21/22 (5,289,000) 350,769
U.S. Treasury 5 Year Notes 15 6/30/22 (1,690,078) 9,149
U.S. Treasury Ultra Bonds 3 6/21/22 (481,313) 35,934
Total - Futures Short 428,279
Total $39,490

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2022.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2022.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2022
Interest Rate
Contracts
Asset Derivatives:
Futures contracts $428,279
Liability Derivatives:
Futures contracts (388,789)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended April 30, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $182,455 182,455
Swap contracts 327 — 327
Total $327 $182,455 182,782
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(65,304)
Average ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2022
Futures contracts:
Average notional amount of contracts - long $8,314,310
Average notional amount of contracts - short 10,522,186
Credit default swaps:
Average notional amount - buy protection 254,167

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
10 April 30, 2022
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2022
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $3,566,168 which represents 10.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 32,164,969 $ —
Investment Companies 1,602,197 — —
Total Investments in Securities $ 1,602,197 $ 32,164,969 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 428,279 $ — $ —
Total Assets $ 2,030,476 $ 32,164,969 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 388,789 $ — $ —
Total Liabilities $ 388,789 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation /( depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Investments, at value (cost $38,939,604) $ 33,767,166
Due from broker for futures 180,000
Receivable for variation margin on futures contracts 1,496
Receivables:
Investments sold 1,239,283
Interest 281,835
Total Assets 35,469,780
Liabilities:
Payables: —
Due to custodian 19,231
Investments purchased 1,222,064
Management fees 10,080
Total Liabilities 1,251,375
Net Assets $ 34,218,405
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 40,902,099
Total distributable earnings (loss) (6,683,694)
Total Net Assets $ 34,218,405
Net Assets $ 34,218,405
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 800,001
Net Asset Value Per Share $ 42 .77

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
12 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 527,949
Dividends 208
Total Investment Income 528,157
Expenses:
Management Fees 75,882
Total Expenses 75,882
Net Investment Income/(Loss) 452,275
Net Realized Gain/(Loss) on Investments:
Investments $ (1,665,891)
Futures contracts 182,455
Swap contracts 327
Total Net Realized Gain/(Loss) on Investments $ (1,483,109)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (4,386,216)
Futures contracts (65,304)
Total Change in Unrealized Net Appreciation/Depreciation $ (4,451,520)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (5,482,354)

Janus Henderson Sustainable Corporate Bond ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 452,275 $ 123,790
Net realized gain/(loss) on investments (1,483,109) (10,390)
Change in unrealized net appreciation/depreciation (4,451,520) (681,428)
Net Increase/(Decrease) in Net Assets Resulting from Operations (5,482,354) (568,028)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (633,312) —
Net Decrease from Dividends and Distributions to Shareholders (633,312) —
Capital Share Transactions (9,227,395) 50,129,494
Net Increase/(Decrease) in Net Assets (15,343,061) 49,561,466
Net Assets: — —
Beginning of Period   49,561,466 —
End of Period $ 34,218,405 $ 49,561,466
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
14 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $49.56 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.49 0.13
Net realized and unrealized gain/(loss) (6.61) (0.57)
Total from Investment Operations (6.12) (0.44)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.56) —
Distributions (from capital gains) (0.11) —
Total Dividends and Distributions (0.67) —
Net Asset Value, End of Period $42.77 $49.56
Total Return
*
(12.46)% (0.88)%
Net assets, End of Period (in thousands) $34,218 $49,561
Average Net Assets for the Period (in thousands) $43,628 $47,019
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 2.09% 1.81%
Portfolio Turnover Rate
(3)
51% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2022.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2022, the Adviser owned 450,001 shares or 56.25% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$38,939,604 $— $(5,172,438) $(5,172,438)
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold — $ — 1,000,001 $ 50,129,494
Shares repurchased (200,000) (9,227,395) — —
Net Increase/(Decrease) (200,000) $ (9,227,395) 1,000,001 $ 50,129,494
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$21,628,513 $32,536,374 $ — $ —

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
24 April 30, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson Sustainable Corporate Bond ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93092 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson Sustainable & Impact Core
Bond ETF
Janus Detroit Street Trust

Janus Henderson Sustainable & Impact Core Bond ETF

INVESTMENT OBJECTIVE
Janus Henderson Sustainable & Impact Core Bond ETF (JIB) seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.
Nick Childs Greg Wilensky
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 45.5%^
Asset-Backed Securities 24.2%
Financial 13.9%
Government 12.8%
Consumer, Non-cyclical 4.1%
Investment Companies 3.7%
Consumer, Cyclical 2.1%
Utilities 1.7%
Technology 1.4%
Basic Materials 0.8%
Industrial 0.5%
Communications 0.4%
Energy 0.0%
111.1%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.
Environmental and Social Sustainable Investments
– 86.98% of Net Assets
Environmental and Social Impact Themes*
– (% of Net Assets)
Transition to the Green Economy 28.85%
Economic & Community Development and Inclusion 10.07%
Knowledge & Technology, and Innovation 1.99%
Health & Well-Being 1.98%
Affordable Housing 11.37%
54.26%
* The Adviser seeks to identify securities that are aligned with positive environmental and social impact themes, which generally align with certain of the United Nations Sustainable Development Goals as described in the Fund's prospectus.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson Sustainable & Impact Core Bond ETF - NAV -9.59% -10.28% 0.40%
Janus Henderson Sustainable & Impact Core Bond ETF - Market Price -9.43% -10.14% –
Bloomberg U.S. Aggregate Bond Index -9.47% -10.15% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $904.10 $1.84 $1,000.00 $1,022.86 $1.96 0.39%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 24.2%
ACM Auto Trust, 3.2300%, 4/20/29 (144A) $ 179,000 $ 179,006
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) 224,616 224,825
Ajax Mortgage Loan Trust, 2.2500%, 6/25/60 (144A)
Ç
94,691 93,059
Ajax Mortgage Loan Trust, 2.2500%, 9/27/60 (144A)
Ç
32,533 32,419
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 451,798
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 284,970 268,445
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 57,000 56,548
FREED ABS Trust, 0.6200%, 11/20/28 (144A) 184,935 183,840
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 250,000 242,203
FREED ABS Trust, 3.0300%, 5/18/29 (144A) 200,000 199,752
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 915,269 802,538
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 230,766 205,045
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,688 122,987
JP Morgan Chase Bank NA, 0.8600%, 2/26/29 (144A) 361,201 348,874
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 100,000 99,524
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 77,308 75,981
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 217,209 214,305
LL ABS Trust, 3.7600%, 11/15/29 (144A) 200,000 199,868
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 458,571 399,583
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 458,571 399,353
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 197,589 195,063
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 248,132 225,016
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 101,000 98,434
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
373,624 355,567
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 943,290 835,334
Sunrun Demeter Issuer, 2.2700%, 1/30/57 (144A) 248,165 218,651
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 1,444,455 1,411,316
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 180,000 179,994
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 312,723 302,920
Total Asset-Backed Securities (cost $9,197,650) 8,622,248
Corporate Bonds - 24.7%
Basic Materials - 0.8%
RPM International, Inc., 2.9500%, 1/15/32 314,000 273,345
Communications - 0.4%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 56,727
FactSet Research Systems, Inc., 3.4500%, 3/1/32 89,000 81,656
138,383
Consumer, Cyclical - 2.1%
General Motors Financial Co., Inc., 2.7000%, 8/20/27 122,000 109,995
Hasbro, Inc., 5.1000%, 5/15/44 128,000 122,688
Home Depot, Inc. (The), 2.8750%, 4/15/27 30,000 29,056
Home Depot, Inc. (The), 3.2500%, 4/15/32 50,000 46,800
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 217,000 199,098
Lowe's Cos., Inc., 3.7500%, 4/1/32 37,000 34,926
Lowe's Cos., Inc., 4.2500%, 4/1/52 99,000 88,962
Marriott International, Inc., 4.0000%, 4/15/28 50,000 48,498
Marriott International, Inc., 3.5000%, 10/15/32 85,000 75,911
755,934
Consumer, Non-cyclical - 4.1%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 54,903
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 119,640
CSL UK Holdings Ltd., 3.8500%, 4/27/27 (144A) 35,000 34,802
CSL UK Holdings Ltd., 4.2500%, 4/27/32 (144A) 89,000 88,229
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A) 250,000 235,742

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HCA, Inc., 4.1250%, 6/15/29 $ 80,000 $ 76,541
HCA, Inc., 3.5000%, 9/1/30 264,000 236,499
HCA, Inc., 5.2500%, 6/15/49 89,000 84,827
Humana, Inc., 3.1250%, 8/15/29 51,000 47,054
Illumina, Inc., 2.5500%, 3/23/31 87,000 74,127
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 94,171
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 96,000 77,922
Royalty Pharma plc, 2.1500%, 9/2/31 151,000 121,434
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 82,000 75,317
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 60,000 52,319
1,473,527
Energy - 0.0%
Targa Resources Corp., 4.2000%, 2/1/33 21,000 19,903
Financial - 13.7%
AerCap Ireland Capital DAC, 3.8750%, 1/23/28 178,000 163,380
Air Lease Corp., 3.1250%, 12/1/30 148,000 127,823
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 119,842
American Express Co., 4.0500%, 5/3/29 225,000 222,896
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
340,000 334,900
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 135,401
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 67,584
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 217,538
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
250,000 214,435
Boston Properties LP, 4.5000%, 12/1/28 168,000 169,093
Boston Properties LP, 2.5500%, 4/1/32 163,000 136,511
Brown & Brown, Inc., 4.9500%, 3/17/52 75,000 71,972
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
112,000 94,933
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 121,371
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 210,000 190,246
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 37,000 35,326
Digital Realty Trust LP, 4.4500%, 7/15/28 66,000 66,017
Equinix , Inc., 1.5500%, 3/15/28 122,000 103,953
Equinix , Inc., 2.5000%, 5/15/31 108,000 90,727
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
760,000 664,170
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
114,000 105,370
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
171,000 150,306
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 168,916
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 180,030
Morgan Stanley, 3.9500%, 4/23/27 145,000 142,109
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
322,000 280,694
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
155,000 124,009
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 200,346
Rexford Industrial Realty LP, 2.1500%, 9/1/31 131,000 107,328
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 80,028
4,887,254
Industrial - 0.5%
Trimble, Inc., 4.9000%, 6/15/28 117,000 118,242
Xylem, Inc., 4.3750%, 11/1/46 50,000 46,640
164,882

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - 1.4%
Broadcom Corp., 3.8750%, 1/15/27 $ 86,000 $ 83,880
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 107,000 90,821
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 72,467
Oracle Corp., 2.8750%, 3/25/31 42,000 35,641
Oracle Corp., 3.9500%, 3/25/51 64,000 48,613
VMware, Inc., 4.7000%, 5/15/30 46,000 45,730
VMware, Inc., 2.2000%, 8/15/31 8,000 6,510
Workday, Inc., 3.5000%, 4/1/27 36,000 35,091
Workday, Inc., 3.7000%, 4/1/29 27,000 25,788
Workday, Inc., 3.8000%, 4/1/32 42,000 39,741
484,282
Utilities - 1.7%
AES Corp. (The), 1.3750%, 1/15/26 120,000 107,504
AES Corp. (The), 2.4500%, 1/15/31 80,000 66,337
Dominion Energy, Inc., 2.2500%, 8/15/31 127,000 106,822
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 187,000 157,945
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 96,000 84,998
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
82,000 71,350
594,956
Total Corporate Bonds (cost $10,110,297) 8,792,466
Mortgage-Backed Securities - 45.5%
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
30,928 30,860
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
4,466 4,465
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 1.2541%, 9/15/36 (144A)
‡
1,000,000 977,269
ICE LIBOR USD 1 Month + 1.6500%, 2.2041%, 9/15/36 (144A)
‡
250,000 241,647
ICE LIBOR USD 1 Month + 0.6711%, 1.2251%, 3/15/37 (144A)
‡
179,942 178,411
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 244,868
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
9,901 9,866
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 4.8179%, 8/25/31 (144A)
‡
500,000 504,670
SOFR30A + 1.0000%, 1.2887%, 12/25/41 (144A)
‡
555,691 548,428
SOFR30A + 1.2000%, 1.4887%, 1/25/42 (144A)
‡
627,670 620,292
SOFR30A + 2.0000%, 2.2887%, 3/25/42 (144A)
‡
150,005 150,039
SOFR30A + 2.1000%, 2.3887%, 3/25/42 (144A)
‡
179,494 179,678
FHLMC
3.5000%, 7/1/42 61,749 61,337
3.0000%, 2/1/43 1,169 1,127
3.5000%, 2/1/44 330,307 328,314
3.5000%, 1/1/47 345,643 343,598
FHLMC STACR REMIC Trust
SOFR30A + 2.1000%, 2.3887%, 3/25/42 (144A)
‡
199,063 199,001
ICE LIBOR USD 1 Month + 2.9500%, 3.6179%, 11/25/49 (144A)
‡
250,000 242,512
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 1.3000% ,
1.5887% , 2/25/42 (144A)
‡
247,977 245,663
FHLMC UMBS
2.0000%, 3/1/42 5,048 4,526
3.5000%, 3/1/43 229 226
3.5000%, 6/1/43 25,305 25,044
3.0000%, 2/1/52 9,808 9,281
3.0000%, 2/1/52 12,786 12,086
3.0000%, 3/1/52 17,939 16,974

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.5000%, 4/1/52 $ 4,095 $ 3,996
3.5000%, 4/1/52 4,889 4,770
FNMA
ICE LIBOR USD 1 Month + 6.0000%, 6.6679%, 9/25/28
‡
202,116 212,973
3.0000%, 2/1/43 10,393 10,019
3.0000%, 2/1/43 570,658 549,651
3.0000%, 3/1/43 138,790 133,796
4.0000%, 6/1/43 57,252 58,420
4.5000%, 6/1/45 6,169 6,452
3.0000%, 7/1/45 605,691 583,897
3.0000%, 9/1/46 277,329 267,120
3.0000%, 1/1/47 13,667 13,258
3.5000%, 8/1/56 47,381 46,798
3.0000%, 6/1/57 112,373 106,600
3.0000%, 9/1/57 195,939 185,874
3.0000%, 5/1/58 651,230 617,776
FNMA UMBS
3.0000%, 9/1/51 741,813 700,672
2.5000%, 3/1/52 616,152 563,751
2.5000%, 3/1/52 229,161 209,703
2.5000%, 3/1/52 134,704 123,171
3.0000%, 3/1/52 226,534 213,713
3.0000%, 3/1/52 47,741 45,128
3.0000%, 4/1/52 128,241 120,977
3.0000%, 4/1/52 35,334 33,399
3.0000%, 4/1/52 40,198 38,035
3.5000%, 4/1/52 12,102 11,805
3.5000%, 4/1/52 5,642 5,505
3.5000%, 4/1/52 35,239 34,372
3.5000%, 4/1/52 19,602 19,126
3.5000%, 4/1/52 7,384 7,205
FNMA/FHLMC UMBS
2.0000%, TBA, 15 Year Maturity
(b)
356,690 334,176
2.5000%, TBA, 15 Year Maturity
(b)
420,646 402,517
3.0000%, TBA, 15 Year Maturity
(b)
547,502 536,622
3.5000%, TBA, 15 Year Maturity
(b)
455,414 455,633
2.0000%, TBA, 30 Year Maturity
(b)
1,109,193 977,615
2.5000%, TBA, 30 Year Maturity
(b)
48,405 44,136
3.5000%, TBA, 30 Year Maturity
(b)
7,369 7,144
4.5000%, TBA, 30 Year Maturity
(b)
1,000,000 1,007,660
GNMA
3.0000%, 7/20/51 90,143 86,066
3.0000%, 8/20/51 376,155 359,657
2.5000%, TBA, 30 Year Maturity
(b)
183,400 170,102
3.0000%, TBA, 30 Year Maturity
(b)
32,516 30,984
3.5000%, TBA, 30 Year Maturity
(b)
230,577 225,483
4.0000%, TBA, 30 Year Maturity
(b)
193,300 193,449

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
8 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
$ 43,270 $ 42,923
JP Morgan Mortgage Trust , SOFR30A + 0.9000% , 0.9990% , 3/25/51 (144A)
‡
233,276 232,054
JPMorgan Chase Commercial Mortgage Securities Corp. , ICE LIBOR USD 1 Month
+ 0.7600% , 1.3140% , 6/15/38 (144A)
‡
500,000 488,436
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 89,742
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
1.5679% , 1/25/48 (144A)
‡
147,591 146,559
SREIT Trust , ICE LIBOR USD 1 Month + 0.7308% , 1.2849% , 11/15/38 (144A)
‡
179,000 175,333
TPI Re- Remic Trust
0.0000%, 7/25/46 (144A)
¤
66,000 62,774
0.0000%, 8/25/46 (144A)
¤
41,000 38,853
Total Mortgage-Backed Securities (cost $16,927,564) 16,216,062
U.S. Treasury Notes/Bonds - 12.8%
0.3750%, 9/15/24 2,839,000 2,679,417
0.8750%, 9/30/26 1,174,000 1,073,201
1.8750%, 2/28/27 81,000 77,134
1.8750%, 2/15/32 614,500 561,115
2.0000%, 11/15/41 25,000 20,691
2.3750%, 2/15/42 135,000 119,285
1.8750%, 11/15/51 36,700 28,787
Total U.S. Treasury Notes/Bonds (cost $4,843,489) 4,559,630
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
New Residential Investment Corp. (cost $75,000) 3,000 70,260
Investment Companies - 3.7%
Money Market Funds - 3.7%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$1,314,670) 1,314,670 1,314,670
Total Investments (total cost $42,468,670 ) - 111.1% 39,575,336
Liabilities, net of Cash, Receivables and Other Assets - (11.1%) (3,965,983)
Net Assets - 100.0% $35,609,353
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 38,384,228 97.0%
United Kingdom 503,407 1.3
France 214,435 0.5
Australia 190,246 0.5
Ireland 163,380 0.4
Mexico 119,640 0.3
Total $ 39,575,336 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (7.9)%
Mortgage-Backed Securities - (7.9)%
FNMA/FHLMC UMBS, 3.0000%, TBA, 30 Year Maturity
(b)
$ (2,943,260) $ (2,774,014)
FNMA/FHLMC UMBS, 4.0000%, TBA, 30 Year Maturity
(b)
(35,630) (35,412)
Total Securities Sold Short (proceeds $2,859,489) $ (2,809,426)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2022.
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,809,426) 100.0%
$– – %
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 11 6/21/22 $ 1,310,719 $ (79,762)
U.S. Treasury 2 Year Notes 5 6/30/22 1,054,063 (5,026)
U.S. Treasury 5 Year Notes 30 6/30/22 3,380,156 (95,724)
U.S. Treasury Long Bonds 12 6/21/22 1,688,250 (134,983)
U.S. Treasury Ultra Bonds 15 6/21/22 2,406,563 (328,831)
Total - Futures Long (644,326)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 20 6/21/22 (2,580,000) 168,937
Total - Futures Short 168,937
Total $(475,389)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/27 $ 350,000 $ (7,518) $ 20,097 $ 12,579
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 12,750,000 (113,426) 204,823 91,397
CDX.NA.HY.38-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/27 350,000 (7,518) 19,032 11,514
Total (128,462) 243,952 $115,490
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2022
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Swaps - centrally cleared $115,490 $— $115,490
Futures contracts — 168,937 168,937
Total Asset Derivatives $115,490 $168,937 $284,427
Liability Derivatives:
Futures contracts — (644,326) (644,326)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2022
10 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2022.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended April 30, 2022
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(632,216) (632,216)
Swap contracts (65,324) — (65,324)
Total $(65,324) $(632,216) (697,540)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(388,852) $(388,852)
Swap contracts 115,490 — 115,490
Total $115,490 $(388,852) $(273,362)
Average ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2022
Futures contracts:
Average notional amount of contracts - long $11,486,763
Average notional amount of contracts - short 4,973,216
Credit default swaps:
Average notional amount - buy protection 6,075,000
Average notional amount - sell protection 158,333

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
Janus Detroit Street Trust 11
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2022.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2022
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $15,766,416 which represents 44.3% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
12 April 30, 2022
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 8,622,248 $ —
Corporate Bonds — 8,792,466 —
Mortgage-Backed Securities — 16,216,062 —
U.S. Treasury Notes/Bonds — 4,559,630 —
Preferred Stock 70,260 — —
Investment Companies 1,314,670 — —
Total Investments in Securities $ 1,384,930 $ 38,190,406 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 115,490 $ —
Futures Contracts 168,937 — —
Total Other Financial Instruments $ 168,937 $ 115,490 $ —
Total Assets $ 1,553,867 $ 38,305,896 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,809,426 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 644,326 $ — $ —
Total Liabilities $ 644,326 $ 2,809,426 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Investments, at value (cost $42,468,670) $ 39,575,336
Cash 790
Due from broker for centrally cleared swaps 229,158
Due from broker for futures 240,000
Receivable for variation margin on swaps 37,413
Receivables:
Investments sold 1,798,822
TBA investments sold 16,847,204
Dividends 1,313
Interest 94,266
Total Assets 58,824,302
Liabilities:
TBA sales commitments, at value (proceeds $2,859,489) 2,809,426
Payable for variation margin on futures contracts 21,409
Payables: —
Investments purchased 1,949,609
TBA investments purchased 18,422,938
Management fees 11,567
Total Liabilities 23,214,949
Net Assets $ 35,609,353
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 40,599,047
Total distributable earnings (loss) (4,989,694)
Total Net Assets $ 35,609,353
Net Assets $ 35,609,353
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 800,001
Net Asset Value Per Share $ 44 .51

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
14 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 411,968
Dividends 3,063
Total Investment Income 415,031
Expenses:
Management Fees 85,942
Total Expenses 85,942
Net Investment Income/(Loss) 329,089
Net Realized Gain/(Loss) on Investments:
Investments $ (875,686)
TBA sales commitments (180,182)
Futures contracts (632,216)
Swap contracts (65,324)
Total Net Realized Gain/(Loss) on Investments $ (1,753,408)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (2,565,896)
TBA sales commitments 50,063
Futures contracts (388,852)
Swap contracts 115,490
Total Change in Unrealized Net Appreciation/Depreciation $ (2,789,195)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (4,213,514)

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 329,089 $ 69,968
Net realized gain/(loss) on investments (1,753,408) (75,791)
Change in unrealized net appreciation/depreciation (2,789,195) (413,975)
Net Increase/(Decrease) in Net Assets Resulting from Operations (4,213,514) (419,798)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (356,382) —
Net Decrease from Dividends and Distributions to Shareholders (356,382) —
Capital Share Transactions (9,436,809) 50,035,856
Net Increase/(Decrease) in Net Assets (14,006,705) 49,616,058
Net Assets: — —
Beginning of Period   49,616,058 —
End of Period $ 35,609,353 $ 49,616,058
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
Financial Highlights
16 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $49.62 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.36 0.07
Net realized and unrealized gain/(loss) (5.09) (0.45)
Total from Investment Operations (4.73) (0.38)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.38) —
Total Dividends and Distributions (0.38) —
Net Asset Value, End of Period $44.51 $49.62
Total Return
*
(9.59)% (0.76)%
Net assets, End of Period (in thousands) $35,609 $49,616
Average Net Assets for the Period (in thousands) $44,356 $48,400
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.39% 0.39%
Ratio of Net Investment Income/(Loss) 1.50% 1.00%
Portfolio Turnover Rate
(3)(4)
82% 61%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable and Impact Core Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the
“Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
Counterparty Risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2022
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2022
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2022
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.39% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average
Daily Net Assets Fee Rate
$0-$500 million 0.39%
Over $500 million 0.35%

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2022, the Adviser owned 250,001 shares or 31.25% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $3,527,243 in sales, resulting in a net realized loss of $98,368. The net realized gain/loss is included within the “Net
Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(81,416) $(77,531) $(158,947)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$42,468,670 $3,967 $(2,897,301) $(2,893,334)

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2022
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts,TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold — $ — 1,000,001 $ 50,035,856
Shares repurchased (200,000) (9,436,809) — —
Net Increase/(Decrease) (200,000) $ (9,436,809) 1,000,001 $ 50,035,856
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$28,530,604 $31,950,640 $5,591,646 $8,388,159

Janus Henderson Sustainable & Impact Core Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson Sustainable & Impact Core Bond ETF
Liquidity Risk Management Program
(unaudited)
30 April 30, 2022
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes
Janus Detroit Street Trust 31

Janus Henderson Sustainable & Impact Core Bond ETF
Notes
32 April 30, 2022

Janus Henderson Sustainable & Impact Core Bond ETF
Notes
Janus Detroit Street Trust 33

125-24-93091 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

INVESTMENT OBJECTIVE
Janus Henderson U.S. Sustainable Equity ETF (SSPX) seeks long-
term growth of capital.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 7.0%
NVIDIA Corp.
Semiconductors & Semiconductor Equipment 3.8%
Evoqua Water Technologies Corp.
Machinery 3.8%
Westinghouse Air Brake Technologies Corp.
Machinery 3.5%
Progressive Corp. (The)
Insurance 3.3%
21.4%
Sector Allocation
– (% of Net Assets)
Technology 30.9%
Financial 20.6%
Consumer, Non-cyclical 17.9%
Industrial 17.6%
Consumer, Cyclical 7.2%
Communications 4.6%
Investment Companies 1.2%
100.0%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022
Prospectus ~
Expense Ratio
Fiscal
Year-to-
Date
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Janus Henderson U.S. Sustainable Equity ETF - NAV -19.09% -17.86% 0.55%
Janus Henderson U.S. Sustainable Equity ETF - Market Price -19.08% -17.82% –
S&P 500® Index -9.65% -7.66% –
* The Fund commenced operations on September 8, 2021.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $809.10 $2.47 $1,000.00 $1,022.07 $2.76 0.55%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98.8%
Auto Components - 2.3%
Aptiv plc* 8,055 $ 857,052
Biotechnology - 0.2%
Moderna , Inc.* 527 70,834
Building Products - 3.9%
Advanced Drainage Systems, Inc. 7,231 740,888
Carrier Global Corp. 19,076 730,039
1,470,927
Electronic Equipment, Instruments & Components - 6.6%
IPG Photonics Corp.* 7,086 669,485
Keysight Technologies, Inc.* 7,522 1,055,111
TE Connectivity Ltd. 6,043 754,046
2,478,642
Equity Real Estate Investment Trusts (REITs) - 6.0%
Crown Castle International Corp. 3,360 622,306
Equinix , Inc. 751 540,029
Prologis, Inc. 6,704 1,074,584
2,236,919
Food Products - 1.4%
McCormick & Co., Inc. (Non-Voting) 5,145 517,433
Health Care Equipment & Supplies - 3.0%
Edwards Lifesciences Corp.* 8,353 883,580
STAAR Surgical Co.* 4,269 243,717
1,127,297
Health Care Providers & Services - 5.2%
Accolade, Inc.* 9,388 52,197
Encompass Health Corp. 11,481 790,237
Humana, Inc. 2,489 1,106,510
1,948,944
Health Care Technology - 0.8%
Certara , Inc.* 15,548 285,306
Insurance - 9.1%
Aon plc - Class A 3,348 964,191
Marsh & McLennan Cos., Inc. 7,377 1,192,861
Progressive Corp. (The) 11,512 1,235,928
3,392,980
IT Services - 3.6%
Mastercard , Inc. - Class A 2,831 1,028,728
Okta , Inc.* 1,351 161,188
Twilio , Inc. - Class A* 1,351 151,069
1,340,985
Life Sciences Tools & Services - 7.3%
Bruker Corp. 8,941 514,018
ICON plc* 5,146 1,164,077
Illumina, Inc.* 1,116 331,061
PerkinElmer, Inc. 4,856 711,938
2,721,094
Machinery - 8.8%
Evoqua Water Technologies Corp.* 33,837 1,410,665
Westinghouse Air Brake Technologies Corp. 14,493 1,303,066
Xylem, Inc. 7,191 578,875
3,292,606
Semiconductors & Semiconductor Equipment - 10.8%
Lam Research Corp. 2,089 972,973
Microchip Technology, Inc. 12,378 807,045

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp. 7,746 $ 1,436,651
Texas Instruments, Inc. 4,703 800,686
4,017,355
Software - 20.7%
Adobe, Inc.* 1,399 553,934
Atlassian Corp. plc - Class A* 3,219 723,728
Autodesk, Inc.* 5,959 1,127,919
Avalara, Inc.* 6,541 497,574
Bill.com Holdings, Inc.* 2,008 342,786
Cadence Design Systems, Inc.* 2,975 448,779
Microsoft Corp. 9,394 2,607,023
Workday, Inc. - Class A* 1,864 385,289
Zendesk , Inc.* 8,491 1,036,241
7,723,273
Specialty Retail - 2.2%
Home Depot, Inc. (The) 2,762 829,705
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. - Class B 5,289 659,538
Thrifts & Mortgage Finance - 2.8%
Walker & Dunlop, Inc. 8,792 1,052,930
Trading Companies & Distributors - 0.9%
Core & Main, Inc. - Class A* 14,473 343,878
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.* 4,391 540,708
Total Common Stocks (cost $44,517,621) 36,908,406
Investment Companies - 1.2%
Money Market Funds - 1.2%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$438,987) 438,987 438,987
Total Investments (total cost $44,956,608 ) - 100.0% 37,347,393
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (7,695)
Net Assets - 100.0% $37,339,698
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 34,602,536 92.7%
Ireland 2,021,129 5.4
Australia 723,728 1.9
Total $ 37,347,393 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
6 April 30, 2022
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 36,908,406 $ — $ —
Investment Companies 438,987 — —
Total Assets $ 37,347,393 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Investments, at value (cost $44,956,608) $ 37,347,393
Receivables:
Dividends 10,413
Total Assets 37,357,807
Liabilities:
Payables: —
Management fees 18,109
Total Liabilities 18,109
Net Assets $ 37,339,698
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 45,029,107
Total distributable earnings (loss) (7,689,409)
Total Net Assets $ 37,339,698
Net Assets $ 37,339,698
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,825,001
Net Asset Value Per Share $ 20 .46

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
8 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Dividends $ 153,662
Total Investment Income 153,662
Expenses:
Management Fees 123,084
Total Expenses 123,084
Net Investment Income/(Loss) 30,578
Net Realized Gain/(Loss) on Investments:
Investments $ (83,257)
Total Net Realized Gain/(Loss) on Investments $ (83,257)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (8,780,773)
Total Change in Unrealized Net Appreciation/Depreciation $ (8,780,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (8,833,452)

Janus Henderson U.S. Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2022
(unaudited)
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 30,578 $ (666)
Net realized gain/(loss) on investments (83,257) 151,903
Change in unrealized net appreciation/depreciation (8,780,773) 1,171,558
Net Increase/(Decrease) in Net Assets Resulting from Operations (8,833,452) 1,322,795
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (178,752) —
Net Decrease from Dividends and Distributions to Shareholders (178,752) —
Capital Share Transactions (5,042,501) 50,071,608
Net Increase/(Decrease) in Net Assets (14,054,705) 51,394,403
Net Assets: — —
Beginning of Period   51,394,403 —
End of Period $ 37,339,698 $ 51,394,403
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
10 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) and each year or period ended October 31 2022 2021
(1)
Net Asset Value, Beginning of Period $25.38 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.02 —
(3)
Net realized and unrealized gain/(loss) (4.85) 0.38
Total from Investment Operations (4.83) 0.38
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.09) —
Total Dividends and Distributions (0.09) —
Net Asset Value, End of Period $20.46 $25.38
Total Return
*
(19.09)% 1.52%
Net assets, End of Period (in thousands) $37,340 $51,394
Average Net Assets for the Period (in thousands) $44,987 $44,389
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.14% (0.01)%
Portfolio Turnover Rate
(4)
4% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2022
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average
Daily Net Assets Fee Rate
$0-$250 million 0.55%
Over $250 million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2022, the Adviser owned 1,700,001 shares or 93.15% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$44,956,608 $846,272 $(8,455,487) $(7,609,215)
Period Ended April 30, 2022 Period Ended October 31, 2021
(1)
Shares Amount Shares Amount
Shares sold — $ — 2,025,001 $ 50,071,608
Shares repurchased (200,000) (5,042,501) — —
Net Increase/(Decrease) (200,000) $ (5,042,501) 2,025,001 $ 50,071,608
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,831,339 $1,799,744 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$ — $4,977,107 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
During the period ended April 30, 2022, the Fund had net realized gain of $154,207 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
18 April 30, 2022
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson U.S. Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 19
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, each Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings, as applicable; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on each Fund’s illiquid investments; (v) redemptions in-
kind; and (vi) board oversight. In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: (i) the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering different aspects of the LRMP (the “Liquidity Risk Working
Group”). The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program
Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program
Administrator Report”). The Program Administrator Report also addressed the annual review of each Fund’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i)
the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; and (vi) short-term and long-term cash flow projections for the
Fund during both normal and reasonably foreseeable stressed conditions.
At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Program
Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be primarily “highly liquid” under the Liquidity Rule during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator
Report that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson U.S. Sustainable Equity ETF
Notes
20 April 30, 2022

Janus Henderson U.S. Sustainable Equity ETF
Notes
Janus Detroit Street Trust 21

125-24-93093 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2022
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 22
INVESTMENT OBJECTIVE
Janus Henderson B-BBB CLO ETF (JBBB) seeks capital
preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations (CLOs) generally rated between and inclusive of BBB+ and B-.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson B-BBB CLO ETF
(unaudited)
Fund At A Glance
April 30, 2022
Janus Detroit Street Trust 1
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 94.2%
Exchange Traded Funds 5.1%
Investment Companies 3.2%
102.5%

Janus Henderson B-BBB CLO ETF
(unaudited)
Performance
2 April 30, 2022
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense rations reflect the expense waiver, if any, contractually agreed to through at least March 1, 2023.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2022 Prospectus Expense Ratio ~
Since
Inception
*
Total Annual
Fund
Operating
Expenses
‡
Net Annual
Fund Operating
Expenses
‡
Janus Henderson B-BBB CLO ETF - NAV -1.08% 0.50% 0.49%
Janus Henderson B-BBB CLO ETF - Market Price -0.64% – –
JP Morgan CLO High Quality Mezzanine Index -0.54% – –
* The Fund commenced operations on January 11, 2022.
‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Henderson B-BBB CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 3
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(1/11/2022)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(1/11/2022
- 4/30/22)
*†
Beginning Account
Value
(11/1/21)
Ending Account
Value
(4/30/22)
Expenses
Paid During
Period
(11/1/21 - 4/30/22)
†
Net Annualized
Expense Ratio
(11/1/21 - 4/30/22)
$1,000.00 $989.20 $1.43 $1,000.00 $1,022.41 $2.41 0.48%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (January 11, 2022 to April 30, 2022) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 109/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
4 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 94.2%
AGL CLO 10 Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 2.9000%, 3.9443%,
4/15/34 (144A)
‡
$ 2,000,000 $ 1,940,702
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 4.1443%,
7/15/34 (144A)
‡
250,000 244,122
Apidos CLO XXIII Ltd. 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%,
3.9943%, 4/15/33 (144A)
‡
950,000 924,631
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 4.0443%,
4/15/34 (144A)
‡
1,250,000 1,217,634
Atrium XV LLC 15A E, ICE LIBOR USD 3 Month + 5.8500%, 7.0340%, 1/23/31
(144A)
‡
2,000,000 1,928,160
BlueMountain CLO Ltd. 2015-4A DR, ICE LIBOR USD 3 Month + 2.9500%,
4.0127%, 4/20/30 (144A)
‡
415,000 392,541
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 5.4327%, 10/20/34 (144A)
‡
1,250,000 1,257,781
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 4.1512%, 4/15/35 (144A)
‡
1,500,000 1,487,072
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
4.0443%, 4/19/34 (144A)
‡
1,250,000 1,206,909
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 3.6479%,
4/21/35 (144A)
‡
1,500,000 1,486,044
Carlyle Global Market Strategies CLO Ltd. 2014-5A DRR, ICE LIBOR USD 3
Month + 3.1500%, 4.1943%, 7/15/31 (144A)
‡
1,000,000 954,044
CBAM Ltd. 2019-10A E, ICE LIBOR USD 3 Month + 7.0000%, 8.0627%, 4/20/32
(144A)
‡
600,000 581,164
CBAM Ltd. 2021-14A D, ICE LIBOR USD 3 Month + 3.1000%, 4.1627%, 4/20/34
(144A)
‡
1,400,000 1,354,696
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
4.3727%, 4/20/34 (144A)
‡
1,000,000 971,430
Cedar Funding X CLO Ltd. 2019-10A DR, ICE LIBOR USD 3 Month + 3.2000%,
4.2627%, 10/20/32 (144A)
‡
2,000,000 1,957,076
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 3.5443%,
4/19/29 (144A)
‡
1,500,000 1,437,835
CIFC Funding Ltd. 2017-1A E, ICE LIBOR USD 3 Month + 6.3500%, 7.4483%,
4/23/29 (144A)
‡
740,000 717,298
CIFC Funding Ltd. 2017-5A C, ICE LIBOR USD 3 Month + 2.8500%, 3.8943%,
11/16/30 (144A)
‡
2,000,000 1,955,454
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 4.4443%,
10/17/31 (144A)
‡
2,000,000 1,930,868
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 4.1627%,
4/20/32 (144A)
‡
1,000,000 978,548
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month + 2.5000%,
3.5443%, 1/15/31 (144A)
‡
1,500,000 1,422,379
Dryden 40 Senior Loan Fund 2015-40A ER, ICE LIBOR USD 3 Month + 5.7500%,
6.2564%, 8/15/31 (144A)
‡
800,000 749,778
Dryden 50 Senior Loan Fund 2017-50A E, ICE LIBOR USD 3 Month + 6.2600%,
7.3043%, 7/15/30 (144A)
‡
2,400,000 2,345,724
Dryden 60 CLO Ltd. 2018-60A D, ICE LIBOR USD 3 Month + 3.0000%,
4.0443%, 7/15/31 (144A)
‡
1,000,000 972,937
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
3.9463%, 1/17/33 (144A)
‡
1,000,000 987,500
Elevation CLO Ltd. 2017-8A D, ICE LIBOR USD 3 Month + 2.8700%, 4.0540%,
10/25/30 (144A)
‡
853,000 791,490
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 3.9943%,
10/15/30 (144A)
‡
1,000,000 976,136

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
GoldenTree Loan Opportunities IX Ltd. 2014-9A DR2, ICE LIBOR USD 3 Month +
3.0000%, 4.2389%, 10/29/29 (144A)
‡
$ 1,250,000 $ 1,217,392
GoldenTree Loan Opportunities XII Ltd. 2016-12A ER, ICE LIBOR USD 3 Month +
5.4000%, 6.4983%, 7/21/30 (144A)
‡
250,000 232,069
Greywolf CLO V Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 3.0000%, 4.1840%,
1/27/31 (144A)
‡
1,000,000 960,262
Highbridge Loan Management 3A-2014 CR, ICE LIBOR USD 3 Month + 3.6000%,
4.6443%, 7/18/29 (144A)
‡
2,500,000 2,420,275
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
4.2884%, 7/14/31 (144A)
‡
1,000,000 974,708
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 4.0964%,
10/15/32 (144A)
‡
1,250,000 1,238,431
LCM 29 Ltd. 29A DR, ICE LIBOR USD 3 Month + 3.4000%, 4.4443%, 4/15/31
(144A)
‡
1,000,000 973,978
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 4.0627%, 4/20/31
(144A)
‡
435,000 418,092
LCM 31 Ltd. 31A D, ICE LIBOR USD 3 Month + 3.6000%, 3.7754%, 1/20/32
(144A)
‡
3,000,000 2,954,445
LCM 36 Ltd. 36A D, ICE LIBOR USD 3 Month + 3.4000%, 3.6481%, 1/15/34
(144A)
‡
2,000,000 1,939,810
LCM XIV LP 14A ER, ICE LIBOR USD 3 Month + 5.5000%, 6.5627%, 7/20/31
(144A)
‡
1,475,000 1,269,037
Madison Park Funding XVII Ltd. 2015-17A DR, ICE LIBOR USD 3 Month +
3.6000%, 4.6983%, 7/21/30 (144A)
‡
2,000,000 1,970,932
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 6.1943%, 10/15/32 (144A)
‡
1,000,000 979,986
Madison Park Funding XXVI Ltd. 2017-26A DR, ICE LIBOR USD 3 Month +
3.0000%, 4.2389%, 7/29/30 (144A)
‡
1,250,000 1,221,428
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 3.5443%, 4/15/29 (144A)
‡
622,900 606,863
Magnetite XII Ltd. 2015-12A ER, ICE LIBOR USD 3 Month + 5.6800%, 6.7243%,
10/15/31 (144A)
‡
980,000 935,178
Myers Park CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 3.0500%, 4.1127%,
10/20/30 (144A)
‡
1,000,000 979,898
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, ICE LIBOR USD 3
Month + 2.9000%, 3.9443%, 10/16/33 (144A)
‡
2,500,000 2,431,503
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A DR, CME Term SOFR 3
Month + 3.1000%, 3.9512%, 1/20/35 (144A)
‡
2,000,000 1,982,610
Oaktree CLO Ltd. 2019-3A D1R, ICE LIBOR USD 3 Month + 3.2100%, 4.2727%,
10/20/34 (144A)
‡
2,500,000 2,454,000
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 4.0943%,
7/15/34 (144A)
‡
250,000 245,667
Octagon Investment Partners XVI Ltd. 2013-1A DR, ICE LIBOR USD 3 Month +
3.0000%, 4.0443%, 7/17/30 (144A)
‡
1,000,000 964,804
Palmer Square Loan Funding Ltd. 2019-2A E, ICE LIBOR USD 3 Month +
6.7500%, 7.8127%, 4/20/27 (144A)
‡
250,000 248,271
Palmer Square Loan Funding Ltd. 2019-4A D, ICE LIBOR USD 3 Month +
5.9000%, 7.0840%, 10/24/27 (144A)
‡
250,000 246,990
Park Avenue Institutional Advisers CLO Ltd. 2019-2A CR, ICE LIBOR USD 3
Month + 3.5000%, 4.5443%, 10/15/34 (144A)
‡
1,250,000 1,223,740
Race Point VIII CLO Ltd. 2013-8A DR2, ICE LIBOR USD 3 Month + 3.5000%,
3.9796%, 2/20/30 (144A)
‡
750,000 729,299
Regatta XV Funding Ltd. 2018-4A C, ICE LIBOR USD 3 Month + 3.3000%,
4.4840%, 10/25/31 (144A)
‡
2,000,000 1,970,084

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
6 April 30, 2022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
4.1443%, 10/15/34 (144A)
‡
$ 250,000 $ 242,304
Sandstone Peak Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.5500%, 4.5943%,
10/15/34 (144A)
‡
2,000,000 1,939,276
Sixth Street CLO XIX Ltd. 2021-19A D, ICE LIBOR USD 3 Month + 3.0000%,
4.0627%, 7/20/34 (144A)
‡
2,500,000 2,438,422
Sound Point CLO XXI Ltd. 2018-3A C, ICE LIBOR USD 3 Month + 3.3000%,
4.5137%, 10/26/31 (144A)
‡
800,000 764,723
Symphony CLO XV Ltd. 2014-15A DR2, ICE LIBOR USD 3 Month + 4.0000%,
5.0443%, 1/17/32 (144A)
‡
500,000 497,600
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 3.2187%,
11/18/30 (144A)
‡
1,000,000 969,994
TCW CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9100%, 4.0940%,
4/25/31 (144A)
‡
1,210,000 1,169,133
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 4.4627%,
4/20/34 (144A)
‡
1,500,000 1,463,472
THL Credit Wind River CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9000%,
3.9443%, 7/15/30 (144A)
‡
1,000,000 962,662
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 4.0127%, 1/20/31 (144A)
‡
500,000 482,766
THL Credit Wind River CLO Ltd. 2019-1A DR, ICE LIBOR USD 3 Month +
3.4500%, 4.5127%, 7/20/34 (144A)
‡
2,000,000 1,937,986
TICP CLO VIII Ltd. 2017-8A CR, ICE LIBOR USD 3 Month + 3.4000%, 4.4627%,
10/20/34 (144A)
‡
2,000,000 1,964,546
Venture 31 CLO Ltd. 2018-31A D, ICE LIBOR USD 3 Month + 2.8200%, 3.8827%,
4/20/31 (144A)
‡
1,250,000 1,166,313
Venture 44 CLO Ltd. 2021-44A D1, ICE LIBOR USD 3 Month + 3.2300%,
4.2927%, 10/20/34 (144A)
‡
2,000,000 1,967,986
Voya CLO Ltd. 2017-1A C, ICE LIBOR USD 3 Month + 3.3300%, 4.3743%,
4/17/30 (144A)
‡
3,000,000 2,900,472
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
4.5340%, 10/24/34 (144A)
‡
250,000 247,001
Total Collateralized Loan Obligations (cost $89,872,455) 88,074,361
Exchange Traded Fund - 5.1%
Janus Henderson AAA CLO ETF
£
(cost $4,720,020) 93,705 4,714,298
Investment Companies - 3.2%
Money Market Funds - 3.2%
Federated Hermes Government Obligations Tax-Managed Fund, 0.1500%
∞
(cost
$2,973,026) 2,973,026 2,973,026
Total Investments (total cost $97,565,501 ) - 102.5% 95,761,685
Liabilities, net of Cash, Receivables and Other Assets - (2.5%) (2,292,570)
Net Assets - 100.0% $93,469,115
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 95,761,685 100.0%
– –

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2022
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/22
Exchange Traded Fund - 5.1%
Janus Henderson AAA CLO ETF $ 7,659 $ – $ (5,722) $ 4,714,298
Market Value
at 1/11/22 Purchases Sales
Market Value
at 4/30/22
Exchange Traded Fund - 5.1%
Janus Henderson AAA CLO ETF $ – $ 4,720,020 $ – $ 4,714,298

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2022
8 April 30, 2022
J.P. Morgan CLO High Quality
Mezzanine Index
J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of high-quality mezzanine tranches of the USD-denominated, broadly syndicated CLO market, representing 90% BBB-rated and 10% BB/B-
rated CLOs.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2022 is $88,074,361 which represents 94.2% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 88,074,361 $ —
Exchange Traded Fund 4,714,298 — —
Investment Companies 2,973,026 — —
Total Assets $ 7,687,324 $ 88,074,361 $ —

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2022
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $92,845,481) $ 91,047,387
Affiliated investments, at value (cost $4,720,020) 4,714,298
Cash 100
Receivables:
Investments sold 2,984,358
Interest 196,693
Due from adviser 753
Total Assets 98,943,589
Liabilities:
Payables: —
Investments purchased 5,440,608
Management fees 33,866
Total Liabilities 5,474,474
Net Assets $ 93,469,115
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 95,026,734
Total distributable earnings (loss) (1,557,619)
Total Net Assets $ 93,469,115
Net Assets $ 93,469,115
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,900,000
Net Asset Value Per Share $ 49 .19

Janus Henderson B-BBB CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2022
(1)
10 April 30, 2022
See Notes to Financial Statements.
Investment Income:
Interest $ 737,174
Dividends from affiliates 7,659
Dividends 370
Total Investment Income 745,203
Expenses:
Management Fees 98,178
Total Expenses 98,178
Less: Excess Expense Reimbursement and Waivers (2,038)
Net Expenses 96,140
Net Investment Income/(Loss) 649,063
Net Realized Gain/(Loss) on Investments:
Total Net Realized Gain/(Loss) on Investments $ —
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (1,798,094)
Investments in affiliates (5,722)
Total Change in Unrealized Net Appreciation/Depreciation $ (1,803,816)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,154,753)
(1) Period from January 11, 2022 (commencement of operations) through April 30, 2022.

Janus Henderson B-BBB CLO ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2022
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 649,063
Net realized gain/(loss) on investments —
Change in unrealized net appreciation/depreciation (1,803,816)
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,154,753)
Dividends and Distributions to Shareholders: —
Dividends and Distributions (402,866)
Net Decrease from Dividends and Distributions to Shareholders (402,866)
Capital Share Transactions 95,026,734
Net Increase/(Decrease) in Net Assets 93,469,115
Net Assets: —
Beginning of Period   —
End of Period $ 93,469,115
(1) Period from January 11, 2022 (commencement of operations) through April 30, 2022.

Janus Henderson B-BBB CLO ETF
Financial Highlights
12 April 30, 2022
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2022 (unaudited) 2022
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.47
Net realized and unrealized gain/(loss) (1.03)
Total from Investment Operations (0.56)
Less Dividends and Distributions: —
Dividends (from net investment income) (0.25)
Total Dividends and Distributions (0.25)
Net Asset Value, End of Period $49.19
Total Return
*
(1.08)%
Net assets, End of Period (in thousands) $93,469
Average Net Assets for the Period (in thousands) $68,106
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48%
Ratio of Net Investment Income/(Loss) 3.19%
Portfolio Turnover Rate
(3)
0%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through April 30, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. The financial statements include information for the period from January 11, 2022 (commencement of operations) through April, 30, 2022. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations ("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2022
the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2022
a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the
Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2022
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through March 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2022, the Adviser waived $2,038 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
For the period ended April 30, 2022, the Fund’s actual management fee rate (expressed as an annual rate) was 0.49% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee
Daily Net Assets Fee Rate
$0-$500 million 0.49%
Over $500 million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2022, the Fund engaged in cross trades amounting to $15,984,531 in purchases.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2022 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$97,565,501 $12,387 $(1,816,203) $(1,803,816)
Period Ended April 30, 2022
(1)
Shares Amount
Shares sold 1,900,000 $ 95,026,734
Shares repurchased — —
Net Increase/(Decrease) 1,900,000 $ 95,026,734
(1) Period from January 11, 2022 (commencement of operations) through April 30, 2022.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2022
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2022 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$94,592,784 $ — $ — $ —

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2022
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on November 18, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for Janus Henderson B-BBB CLO ETF (the “New Fund”). In the course of their consideration of the Investment
Management Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New
Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the
New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and
(vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser.
The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New
Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Fund.
The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the
New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund;
determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of
New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the
Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median contractual management fee of the New Fund’s anticipated peer group, and in addition would include a contractual breakpoint that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was lower than the median total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the New
Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the
New Fund contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2022
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

Janus Henderson B-BBB CLO ETF
Notes
Janus Detroit Street Trust 25

125-24-93094 04-22
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.
(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable.
Item 13. Exhibits.

(a)	(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(2)  Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b)
A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2022

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 28, 2022